March 31, 1998

Annual Report








[Evergreen Logo Appears here]
Evergreen Funds (SM)
     SINCE 1932



Evergreen

State Municipal
Bond Funds

[Graphic appears here of metropolitan city with bond certificates in foreground]

                               Table of Contents




Letter to Shareholders ...................   1
Fund at a Glance
   California Tax Free Fund ..............   2
   Connecticut Municipal Bond Fund .......   4
   Massachusetts Tax Free Fund ...........   6
   Missouri Tax Free Fund ................   8
   New Jersey Tax Free Income Fund .......  10
   New York Tax Free Fund ................  12
   Pennsylvania Tax Free Fund ............  14
Financial Highlights
   California Tax Free Fund ..............  16
   Connecticut Municipal Bond Fund .......  18
   Massachusetts Tax Free Fund ...........  20
   Missouri Tax Free Fund ................  22
   New Jersey Tax Free Income Fund .......  24
   New York Tax Free Fund ................  26
   Pennsylvania Tax Free Fund ............  28


Schedule of Investments
   California Tax Free Fund ..............  31
   Connecticut Municipal Bond Fund .......  33
   Massachusetts Tax Free Fund ...........  35
   Missouri Tax Free Fund ................  37
   New Jersey Tax Free Income Fund .......  39
   New York Tax Free Fund ................  43
   Pennsylvania Tax Free Fund ............  45
Statements of Assets and Liabilities .....  49
Statements of Operations .................  50
Statements of Changes in Net Assets -
   Year Ended March 31, 1998 .............  51
   Year Ended March 31, 1997 .............  52
   For the Periods Indicated .............  53
Combined Notes to Financial
   Statements ............................  54
Independent Auditors' Report:
   KPMG Peat Marwick LLP .................  63
Additional Information ...................  64


--------------------------------------------------------------------------------
                                Evergreen Funds

Evergreen Funds is one of the nation's fastest growing investment companies with more than $47 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.


Mutual Funds:   ARE NOT FDIC INSURED   May lose value o Are not bank guaranteed




                          Evergreen Distributor, Inc.
     Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc.
                                Copyright 1998.

                            Letter to Shareholders

                                    May 1998



                                Dear Shareholders:




                                The 12-month period that ended on March 31,
                                1998, proved to be an especially rewarding one
[Photograph appears here        for shareholders of the Evergreen state
 of William M. Ennis]           municipal bond funds, as investors received
                                generous
                                returns made even more impressive on an
                                after-tax basis.
William M. Ennis
Managing Director
                                The 12 months encompassed a period when the
U.S. economy showed stubborn resilience. Despite some international market uncertainty brought on by the Asian crisis, the economy in the United States continued to grow at a moderate rate, with restrained inflation. These factors, combined with a declining federal budget deficit, allowed interest rates to fall and bond prices to increase. The yields on longer-maturity bonds tended to decrease more than the yields on shorter-maturity bonds. For example, the yield on the 30-year Treasury fell during the 12 months from 7.07% to 5.93%, while the yield on the three-month Treasury remained fairly stable, declining only from 5.14% to 4.98%.

Competitive Performance

In this favorable economic and interest rate environment, the emphasis of the Evergreen state municipal bond funds on investments in securities with higher yields and longer maturities proved especially rewarding on both an absolute and after-tax basis.(1)

Positive Outlook

Going forward, Evergreen portfolio managers continue to see a generally supportive economic environment. With this scenario, the state municipal bond funds are emphasizing a strategy of careful security selection among higher-yielding, longer-maturity bonds. We believe this strategy gives continued opportunity for the funds to provide competitive performance for tax-conscious shareholders.

The Evergreen Funds Commitment

At Evergreen Funds, we are committed to providing a broad array of funds with a variety of investment objectives to help investors pursue goals consistent with their needs and risk tolerances. We encourage you, if you have any questions about this fund or any other Evergreen Fund, to consult your financial advisor or call us at 800-343-2898.

Thank you for your continued investment with Evergreen Funds.

Sincerely,


/s/ Bill Ennis



William M. Ennis
Managing Director
Evergreen Funds

(1) Some portion of the Funds' income may be subject to the Federal Alternative Minimum Tax (AMT).

                                   EVERGREEN
                            California Tax Free Fund




                     Fund at a Glance as of March 31, 1998

                                   Portfolio
                                Characteristics


     Total Net Assets                                              $27,121,776

     Average Credit Quality                                                AAA

     Average Maturity                                               17.2 years

     Average Duration                                                8.9 years

            -------------------------------------------------------
                           CURRENT INVESTMENT STYLE





[Graphic of Style Box              Morningstar's Style Box is based on a
 appears here]                     portfolio date as of 3/31/98.

                                   The Fixed-Income Style Box placement is
                                   based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.


                                   Source: 1998 Morningstar, Inc.


--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*

                                                Class A     Class B     Class C
Inception Date                                2/1/94     2/1/94      2/1/94
Average Annual Returns
One year with sales charge                      5.30%      4.75%       8.77%
One year w/o sales charge                      10.55%      9.75%       9.77%
3 years                                         5.89%      5.96%       6.82%
Since Inception                                 4.05%      4.22%       4.56%
Maximum Sales Charge                            4.75%      5.00%       1.00%
                                             Front End      CDSC        CDSC
30-day SEC Yield                                4.11%      3.56%       3.56%
Taxable Equivalent**                            6.80%      5.89%       5.89%
12-month distributions per share              $ 0.44     $ 0.36      $ 0.36
Lipper ranking out of 26 California Insured
  Municipal Funds(1) (for the 1 year period
  ending 3/31/98)                                #12        #26         #24

 *Adjusted for maximum applicable sales charge.

**Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.



--------------------------------------------------------------------------------
                                LONG TERM GROWTH



[Growth Chart appears here with the following plot points]
                         Lehman Brothers CA.  Consumer     Lehman Brothers
        Class A Shares   Municipal Bond Index   Price Index  Muni. Bond Index

2/94         9,525           10,000               10,000       10,000
3/94         8,963            9,344               10,068        9,285
3/95         9,463           10,039               10,356        9,996
3/96        10,220           10,880               10,638       10,865
3/97        10,671           11,474               10,944       11,469
3/98        11,797           12,702               11,094       12,772


Comparison of a $10,000 investment in Evergreen California Tax Free Fund, Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index, the Lehman Brothers California Municipal Bond Index, and the Consumer Price Index.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Lehman Brothers Municipal Bond Index and the Lehman Brothers California Municipal Bond Index are unmanaged indices. These indices do not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through March 31, 1998.

                                   EVERGREEN
                            California Tax Free Fund





                                   Portfolio

                                  Management


                [Photograph appears here of George Kimball, CFA]



                              George Kimball, CFA
                             Tenure: January 1996


For the 12 months ended March 31, 1998, your Fund's Class A shares generated a total return of 10.55%, placing it in the top 46% of California municipal bond funds followed by Lipper Analytical Services, an independent mutual fund rating company.1 California municipal bondholders continued to benefit from the state's strong economic recovery and ongoing improvement in its fiscal operations. Demand has remained steady for California bonds, despite unusually heavy supply in the first quarter of 1998. Going forward, we believe supply will begin to moderate, which should be positive for prices. During the past twelve months, we focused on quality, yield, and total return. As the reporting period closed, 95% of the Fund was invested in securities rated "AAA". Bonds with higher ratings provided the most attractive relative value in our opinion, as their lower-rated counterparts typically offered little additional yield. To build yield, we emphasized Certificates of Participation (COPs), the Health and Hospitals sector and industrial revenue bonds, also maintaining a maximum position in securities that are subject to the alternative minimum tax (AMT). We increased total return potential in several ways. We invested in bonds with maturities of at least 20 years, as well as some zero coupon bonds, which enhanced price appreciation as interest rates declined. The Fund's substantial position of local general obligation bonds also contributed to the Fund's total return, by capitalizing on the state's economic and fiscal strength.

1 Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results.

       ----------------------------------------------------------------
                             PORTFOLIO COMPOSITION
       (as a percentage of net assets)

       [Pie chart appears here with the following values]

       Lease Rental Bonds/
       Municipal Leases--23.1%

       Special Feature Revenue
       and General Obligation Bonds--22.1%

       Housing--13.6%


       Hospitals/Healthcare--11.8%

       General Obligation Notes/Bonds--9.1%

       Utility--5.3%

       Other investments and other
       assets and liabilities, net--4.4%

       Airport--4.1%

       Industrial Development/
       Pollution Control--3.8%

       Transportation--2.7%
       ----------------------------------------------------------------
                               PORTFOLIO QUALITY
       (as a percentage of portfolio assets)


       [Pie Chart appears here with the following values]



       AAA--94.6%

       A--3.5%

       B--1.9%

                                   EVERGREEN
                        Connecticut Municipal Bond Fund




                     Fund at a Glance as of March 31, 1998

                                   Portfolio
                                Characteristics


     Total Net Assets                                              $68,152,241

     Average Credit Quality                                                AA+

     Average Maturity                                              12.1 years

     Average Duration                                               7.2 years

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Lehman Brothers Municipal Bond Index and the Lehman Brothers Connecticut Municipal Bond Index are unmanaged indices. The indices do not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through March 31, 1998.


Performance information includes the performance of the Fund's predecessor common trust fund for periods before the Fund's registration statement became effective on November 24, 1997. Performance for the common trust fund has been adjusted to include the effect of estimated expenses based upon the mutual fund expense ratio as stated in the Fund's current Prospectus. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected.

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*

                                                Class Y
Inception Date                             1/31/81
Average Annual Returns
One year w/o sales charge                      n/a
One year with sales charge                   8.52%
3 years                                      6.26%
5 years                                      4.95%
10 years                                     5.94%
Since Inception                              7.20%
Maximum Sales Charge                           n/a
30-day SEC Yield                             4.11%
Taxable Equivalent**                         6.80%
Distribution per share for the period***   $ 0.10

*   Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

*** The period from the Fund's inception on November 24, 1997 through March 31,
   1998.
Note: No performance data is available for Class A and Class B shares; their inception dates were December 30, 1997 and January 9, 1998, respectively.



--------------------------------------------------------------------------------
                                LONG TERM GROWTH


[Line graph appears here with the following plot points]



                                  Lehman Brothers
              Class Y Shares    Municipal Bond Index  Consumer Price Index

3/88              10,000             10,000              10,000
3/90              11,159             11,583              11,047
3/92              13,004             14,239              11,957
3/94              14,206             16,394              12,635
3/96              15,928             19,089              13,350
3/98              17,814             22,285              13,923




Comparison of a $10,000 investment in Evergreen Connecticut Municipal Bond Fund, Class Y shares, versus a similar investment in the Lehman Brothers Municipal Bond Index and the Consumer Price Index.

Class Y shares represent an Institutional class of shares which has a lower expense ratio than Class A and Class B shares. Returns in Class A and Class B shares would be lower.

                                   EVERGREEN
                        Connecticut Municipal Bond Fund





                                   Portfolio

                                   Management



                   [Photograph appears here of Jocelyn Turner]


                                Jocelyn Turner
                             Tenure: November 1997



Spreads - or the difference in yields -
between high-rated and low-rated securities narrowed considerably in the municipal bond market over the last twelve months. We took advantage of this compression of spreads by focusing security selection on higher quality issues. Subsequently, the portfolio's weighting of AAA-rated issues increased from 59% to 66% during the fiscal year. Likewise, the Fund's duration increased nearly 13% during the same period. Duration was lengthened in response to our belief that rates would remain in a low and stable trading range, a forecast which proved accurate due primarily to moderating economic growth and benign inflation. Given our cautiously positive market outlook, we anticipate maintaining a duration which is neutral to modestly long during the coming months.


       ----------------------------------------------------------------
                             PORTFOLIO COMPOSITION
       (as a percentage of net assets)

        [Pie chart appears here with the following values]

          General Obligation Notes/Bonds--35.6%

          Hospitals/Healthcare--24.7%

          Other investments and other assets
          and liabilities, net--14.7%

          Education--8.0%

          Sales Tax--7.3%

          Industrial Development/
          Pollution Control--2.9%

          Housing--2.8%

          Escrow--2.5%

          Water & Sewer--1.5%


       ----------------------------------------------------------------
                               PORTFOLIO QUALITY
       (as a percentage of portfolio assets)


          [Pie chart appears here with the following values]


          AAA--66.2%

          AA--21.3%

          A--7.8%

          BAA--4.7%

                                   EVERGREEN
                          Massachusetts Tax Free Fund




                     Fund at a Glance as of March 31, 1998

                                   Portfolio
                                Characteristics


     Total Net Assets                                              $10,099,107

     Average Credit Quality                                                AAA

     Average Maturity                                               14.4 years

     Average Duration                                                7.3 years

            -------------------------------------------------------
                            CURRENT INVESTMENT STYLE





 [Graphic of Style Box             Morningstar's Style Box is based on a
  appears here]                    portfolio date as of 3/31/98.

                                   The Fixed-Income Style Box placement is
                                   based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

                                   Source: 1998 Morningstar, Inc.


--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*

                                               Class A     Class B     Class C
Inception Date                              2/4/94      2/4/94      2/4/94
Average Annual Returns
One year with sales charge                    5.25%       4.60%       8.62%
One year w/o sales charge                    10.50%       9.60%       9.62%
3 years                                       5.61%       5.63%       6.52%
Since Inception                               3.60%       3.69%       4.06%
Maximum Sales Charge                          4.75%       5.00%       1.00%
                                            Front-End      CDSC        CDSC
30-day SEC Yield                              3.85%       3.31%       3.31%
Taxable Equivalent**                          6.37%       5.48%       5.48%
12-month distributions per share           $ 0.42       $ 0.35      $ 0.35
Lipper Ranking out of 56 Massachusetts
  Municipal Debt Funds(1)
  (for the 1 year period ending 3/31/98)       #14         #39         #38

* Adjusted for maximum applicable sales charge.

**Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

1 Lipper Analytical Services, Inc., an independent mutual fund rating company.
 The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH

[Performance graph appears here with the following plot points]


                    Lehman Brothers        Consumer      Lehman Brothers
    Class A Shares  Municipal Bond Index   Price Index   Massachusetts Municipal Bond Index

2/94    9,525            10,000              10,000    10,000
3/94    8,820             9,344              10,068     9,359
3/95    9,370            10,039              10,356    10,088
3/96    9,993            10,880              10,638    10,919
3/97   10,484            11,474              10,944    11,532
3/98   11,585            12,702              11,094    12,728

Comparison of a $10,000 investment in Evergreen Massachusetts Tax Free Fund, Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index, the Lehman Brothers Massachusetts Municipal Bond Index, and the Consumer Price Index.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Lehman Brothers Municipal Bond Index and the Lehman Brothers Massachusetts Municipal Bond Index are unmanaged indices. These indices do not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through March 31, 1998.

                                   EVERGREEN
                          Massachusetts Tax Free Fund





                                   Portfolio

                                   Management


                  [Photograph of George Kimball appears here]



                              George Kimball, CFA
                              Tenure: January 1996



       For the twelve months ended March 31, 1998, your Fund's Class A shares produced a total return of 10.50%, placing it in the top 25% of the Massachusetts municipal bond funds followed by Lipper Analytical Services, an independent mutual fund rating company.1 The investment environment in Massachusetts continued to be positive. The state's general obligation bonds were upgraded to AA- from A+ in light of the strength of the Massachusetts economy and improving fiscal operations. These favorable conditions have been the driving force behind the strong performance of Massachusetts tax-exempt bonds, as investors absorbed heavy supply in the year's first quarter and continue to monitor the political uncertainties associated with the upcoming election year. With this as a background, we emphasized income, quality and total return. We focused on bonds with 15-20 year maturities and invested in some zero coupon bonds to increase the Fund's potential for total return. The Fund's heaviest sector weightings were in state and local general obligation bonds, the transportation sector, and water and sewer bonds. This enabled us to increase liquidity and benefit from the state's positive investment environment. We also invested in the Health and Hospitals sector and securities issued by the Commonwealth of Puerto Rico to increase the Fund's yield. As of the end of the reporting period, 73% of the Fund's assets were invested in AAA-rated securities.

       ----------------------------------------------------------------
                             PORTFOLIO COMPOSITION

       (as a percentage of net assets)


          [Pie chart appears here with the following values]

          General Obligation Notes/Bonds--34.6%

          Transportation--14.9%

          Water & Sewer--12.5%

          Education--12.0%

          Hospitals/Healthcare--10.8%

          Other investments and other assets
          and liabilities, net--7.9%

          Industrial Development/
          Pollution Control--4.1%

          Housing--3.2%




       ----------------------------------------------------------------
                               PORTFOLIO QUALITY

       (as a percentage of portfolio assets)


          [Pie Chart appears here with the following plot points]

          AAA--73.1%
          AA--15.7%
          A--5.7%
          BAA--5.5%

                                   EVERGREEN
                             Missouri Tax Free Fund




                     Fund at a Glance as of March 31, 1998

                                   Portfolio
                                Characteristics


     Total Net Assets                                              $25,439,198

     Average Credit Quality                                                 AA

     Average Maturity                                              17.2 years

     Average Duration                                               7.3 years

            -------------------------------------------------------
                            CURRENT INVESTMENT STYLE





[Graphic appears here]             Morningstar's Style Box is based on a
                                   portfolio date as of 3/31/98.

                                   The Fixed-Income Style Box placement is
                                   based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.


                                   Source: 1998 Morningstar, Inc.




--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*

                                              Class A     Class B     Class C
Inception Date                              2/1/94       2/1/94      2/1/94
Average Annual Returns
One year with sales charge                    5.73%        5.26%       9.15%
One year w/o sales charge                    11.01%       10.26%      10.15%
3 years                                       6.37%        6.44%       7.31%
Since Inception                               4.60%        4.61%       4.97%
Maximum Sales Charge                          4.75%        5.00%       1.00%
                                           Front End      CDSC        CDSC
30-day SEC Yield                              4.33%        3.80%       3.79%
Taxable Equivalent**                          7.17%        6.29%       6.27%
12-month distributions per share           $ 0.47       $ 0.39      $ 0.39
Lipper Ranking out of 24 Missouri
 Municipal Debt Funds(1)
  (for the 1 year period ending 3/31/98)        #3           #9         #11

 *Adjusted for maximum applicable sales charge.

**Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

1 Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH


[Line graph appears here with the following plot points]

                     Lehman Brothers        Consumer     Lehman Brothers
     Class A Shares  Municipal Bond Index  Price Index   Missouri Municipal Bond Index

2/94    9,525       10,000                    10,000            10,000
3/94    9,069        9,344                    10,068             9,315
3/95    9,545       10,039                    10,356            10,012
3/96   10,327       10,880                    10,638            10,863
3/97   10,866       11,474                    10,944            11,406
3/98   12,062       12,702                    11,094            12,571








Comparison of a $10,000 investment in Evergreen Missouri Tax Free Fund, Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index, the Lehman Brothers Missouri Municipal Bond Index, and the Consumer Price Index.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Lehman Brothers Municipal Bond Index and the Lehman Brothers Missouri Municipal Bond Index are unmanaged indices. These indices do not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through March 31, 1998.

                                   EVERGREEN
                             Missouri Tax Free Fund





                                   Portfolio

                                  Management



                  [Photograph appears here of George Kimball]


                              George Kimball, CFA
                             Tenure: January 1996


Your Fund's Class A shares returned 11.01% for the twelve-month period ended March 31, 1998, ranking it in the top 13% of the Missouri municipal bond funds followed by Lipper Analytical Services, an independent mutual fund rating company.1 Over the past twelve months, prices of Missouri municipal bonds rose on a combination of the State's ongoing sound fiscal and economic health, a limited supply of new Missouri tax-exempt debt and steady demand. We expect a similar relationship between supply and demand to exist as we head further into 1998, which should continue to be positive for Missouri bondholders. We emphasized income, quality and total return in managing your Fund. As of March 31, 1998, 54% of net assets were invested in securities rated "AAA". To enhance income, we held a substantial position in the Health and Hospitals sector, Leases and Certificates of Participation (COPs) and securities issued by the Commonwealth of Puerto Rico. We focused on bonds with 15-20 year maturities to improve both yield and total return potential. The yields on these bonds were higher and their prices rose faster than those with shorter maturities in the declining interest rate environment that existed over the past year.

       ----------------------------------------------------------------
                             PORTFOLIO COMPOSITION
       (as a percentage of net assets)

          [Pie graph appears here with the following values]

          Hospitals/Healthcare--23.5%

          General Obligation Notes/Bonds--22.8%

          Lease Rental Bonds/
          Municipal Leases--18.5%

          Utility--8.5%

          Housing--8.0%

          Water & Sewer--7.0%

          Education--6.3%

          Transportation--4.6%

          Other assets and liabilities, net--0.8%



       ----------------------------------------------------------------
                               PORTFOLIO QUALITY
       (as a percentage of portfolio assets)


          [Pie chart appears here with the following values]


          AAA--54.1%

          AA--19.7%

          A--15.5%

          BAA--6.4%

          Not Rated--4.3%

                                   EVERGREEN
                        New Jersey Tax Free Income Fund




                     Fund at a Glance as of March 31, 1998

                                   Portfolio
                                Characteristics


     Total Net Assets                                             $150,589,731

     Average Credit Quality                                                AA+

     Average Maturity                                              14.9 years

     Average Duration                                               8.6 years

             -------------------------------------------------------
                           CURRENT INVESTMENT STYLE





[Graphic appears here]             Morningstar's Style Box is based on a
                                   portfolio date as of 3/31/98.

                                   The Fixed-Income Style Box placement is
                                   based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

                                   Source: 1998 Morningstar, Inc.


--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*

                                      Class A     Class B     Class Y
Inception Date                     7/16/91     1/30/96     2/8/96
Average Annual Returns
One year with sales charge           4.15%       3.35%        n/a
One year w/o sales charge            9.34%       8.35%       9.44%
3 years                              5.35%          -           -
5 years                              4.98%          -           -
Since Inception                      6.52%       3.34%       5.36%
Maximum Sales Charge                 4.75%       5.00%        n/a
                                   Front End      CDSC
30-day SEC Yield                     4.27%       3.57%       4.58%
Taxable Equivalent**                 7.07%       5.91%       7.58%
12-month distributions per share   $ 0.62      $ 0.52      $ 0.63

 *Adjusted for maximum applicable sales charge.

**Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.







--------------------------------------------------------------------------------
                               LONG TERM GROWTH


[Line graph appears here with the following plot points]
                       Lehman Brothers Municipal
      Class A Shares       Bond Index               Consumer Price Index
7/91       9,525            10,000                      10,000
3/92      10,046            10,639                      10,228
3/93      11,384            11,972                      10,543
3/94      11,629            12,249                      10,808
3/95      12,415            13,160                      11,116
3/96      13,315            14,263                      11,419
3/97      13,938            15,041                      11,747
3/98      15,240            16,651                      11,909


Comparison of a $10,000 investment in Evergreen New Jersey Tax
Free Income Fund, Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index and the Consumer Price Index.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Lehman Brothers Municipal Bond Index is an unmanaged index. The index does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through March 31, 1998.

                                   EVERGREEN
                        New Jersey Tax Free Income Fund

                                   Portfolio

                                   Management


                    [Photograph appears here of Jocelyn Turner]








                                Jocelyn Turner
                             Tenure: November 1992



Investors witnessed a relatively scarce supply of municipal bonds within the state of New Jersey over the past twelve months.
Spreads - or the difference between yields - between high- and low-rated bonds narrowed considerably during the same period. This compression of spreads essentially meant that investors received less reward for assuming a greater amount of risk associated with lower-rated securities. As a result, we shifted our security selection to focus on higher quality issues. During the final months of the fiscal period, a portion of new inflows were allocated into cash as a protective measure against potentially increasing interest rates. Despite short-term volatility, we feel that moderating economic growth and benign inflation provide the backdrop for a low, stable trading range for interest rates over the long term. Subsequently, we anticipate maintaining a neutral to slightly longer duration in the coming months.


       ----------------------------------------------------------------
                             PORTFOLIO COMPOSITION
       (as a percentage of net assets)

          [Pie chart appears here with the following values]

          General Obligation Notes/Bonds--22.9%

          Other investments and other assets
          and liabilities, net--19.3%

          Water & Sewer--17.4%

          Hospitals/Healthcare--14.0%

          Transportation-13.4%

          Education--5.7%

          Escrow--3.7%

          Industrial Development/
          Pollution Control--1.8%

          Lease Rental Bonds/
          Municipal Leases--1.8%






       ----------------------------------------------------------------
                               PORTFOLIO QUALITY
       (as a percentage of portfolio assets)



          [Pie Chart Appears here with the following values]



          AAA--65.9%

          AA--21.9%

          A--6.8%

          BBB--2.1%

          Not Rated--3.3%

                                   EVERGREEN
                             New York Tax Free Fund




                     Fund at a Glance as of March 31, 1998

                                   Portfolio
                                Characteristics


     Total Net Assets                                              $22,268,608

     Average Credit Quality                                                AAA

     Average Maturity                                               15.9 years

     Average Duration                                                7.5 years

            -------------------------------------------------------
                           CURRENT INVESTMENT STYLE



[Graphic appears here]             Morningstar's Style Box is based on a
                                   portfolio date as of 3/31/98.

                                   The Fixed-Income Style Box placement is
                                   based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.


                                   Source: 1998 Morningstar, Inc.



--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*

                                              Class A     Class B     Class C
Inception Date                              2/4/94     2/4/94      2/4/94

Average Annual Returns

One year with sales charge                    5.31%      4.80%       8.69%

One year w/o sales charge                    10.56%      9.80%       9.69%

3 years                                       5.97%      6.04%       6.93%

Since Inception                               4.46%      4.53%       4.90%

Maximum Sales Charge                          4.75%      5.00%       1.00%
                                           Front End      CDSC        CDSC

30-day SEC Yield                              4.20%      3.66%       3.66%

Taxable Equivalent**                          6.95%      6.06%       6.06%

12-month distributions per share           $ 0.52      $ 0.44      $ 0.44

Lipper Ranking out of 15 New York
  Insured Funds(1)
  (for the 1 year period ending 3/31/98)        #1         #5          #7

   *Adjusted for maximum applicable sales charge.

  **Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

(1) Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                               LONG TERM GROWTH


(Graph appears here. See the table below for the plot points.)

        Class A    Lehman Brothers       Consumer      Lehman Brothers
         Shares    Municipal Bond Index  Price Index   New York Municipal Bond Index

2/94     9,525        10,000                  10,000        10,000
3/94     8,962         9,344                  10,068         9,377
3/95     9,597        10,039                  10,356        10,018
3/96    10,339        10,880                  10,638        10,880
3/97    10,843        11,474                  10,944        11,522
3/98    11,988        12,702                  11,094        12,848



Comparison of a $10,000 investment in Evergreen New York Tax Free Fund, Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index, the Lehman Brothers New York Municipal Bond Index, and the Consumer Price Index.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Lehman Brothers Municipal Bond Index and the Lehman Brothers New York Municipal Bond Index are unmanaged indices. These indices do not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through March 31, 1998.

                                   EVERGREEN
                             New York Tax Free Fund





                                   Portfolio

                                  Management




                           (Photo of George Kimball)
                              George Kimball, CFA
                              Tenure: January 1996



Your Fund's Class A shares returned 10.56% for the twelve-month period ended March 31, 1998, ranking it the #1 fund among the insured New York municipal bond funds followed by Lipper Analytical Services, an independent mutual fund rating company.1 New York tax-exempt bonds were among the top-performing asset classes in the municipal bond market over the past twelve months. Economic strength, rising tax revenues and conservative budgeting strengthened the financial conditions of New York municipalities; and, reflecting these improving financial conditions, the general obligations of New York City, the state of New York and state-appropriated paper all received rating upgrades. We capitalized on this environment by maintaining a substantial position in state and local general obligation bonds, as well as state-appropriated debt. We increased the portfolio's potential for yield and total return by investing in bonds with 15-20 year maturities, many of which were non-callable. We also boosted yield by increasing the Fund's position in uninsured bonds, emphasizing securities rated "AA" and "BBB".

       ----------------------------------------------------------------
                             PORTFOLIO COMPOSITION
       (as a percentage of net assets)

         [Pie Chart Appears here with the following values]

          General Obligation Notes/Bonds--36.4%
          Water & Sewer--14.1%
          Hospitals/Healthcare--13.8%
          Other investments and other assets and liabilities, net--13.8% Education--9.7%
          Transportation--6.1%
          Housing--4.2%
          Variable Rate Demand Notes--0.9%
          Airport--0.5%
          Industrial Development/Pollution Control--0.5%





       ----------------------------------------------------------------
                               PORTFOLIO QUALITY
       (as a percentage of portfolio assets)

         [Pie Chart Appears here with the following values]


          AAA--86.6%
          AA--5.6%
          A--1.3%
          BAA--6.5%

                                   EVERGREEN
                           Pennsylvania Tax Free Fund




                     Fund at a Glance as of March 31, 1998

                                   Portfolio
                                Characteristics


     Total Net Assets                                             $220,528,331

     Average Credit Quality                                                AA+

     Average Maturity                                               14.9 years

     Average Duration                                                8.5 years

            -------------------------------------------------------
                            CURRENT INVESTMENT STYLE





[Graphic appears here]             Morningstar's Style Box is based on a
                                   portfolio date as of 3/31/98.

                                   The Fixed-Income Style Box placement is
                                   based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.


                                   Source: 1998 Morningstar, Inc.


--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*

                                Class A     Class B     Class C       Class Y
Inception Date               12/27/90    2/1/93      2/1/93      11/24/97

Average Annual Returns

One year with sales charge      4.80%      4.27%       8.34%        -

One year w/o sales charge      10.02%      9.27%       9.34%        -

3 years                         5.92%      5.97%       6.90%        -

5 years                         5.04%      4.93%       5.28%        -

Since Inception                 7.53%      5.50%       5.68%      2.54%

Maximum Sales Charge            4.75%      5.00%       1.00%         n/a
                             Front End      CDSC        CDSC

30-day SEC Yield                4.07%      3.52%       3.52%      4.52%

Taxable Equivalent**            6.74%      5.83%       5.83%      7.48%

12-month distributions per
  share                      $ 0.54      $ 0.44      $ 0.45      $ 0.19***


  *Adjusted for maximum applicable sales charge.

 **Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

***Represents dividends since inception, November 24, 1997.




--------------------------------------------------------------------------------
                                LONG TERM GROWTH


[Graph appears here. See the table below for plot points.]
                          Lehman Brothers Municipal
          Class A Shares         Bond Index          Consumer Price Index
12/90          9,525                10,000              10,000
 3/91          9,941                10,226              10,090
 3/92         11,141                11,247              10,411
 3/93         12,623                12,656              10,733
 3/94         12,949                12,950              11,002
 3/95         13,584                13,912              11,315
 3/96         14,628                15,078              11,624
 3/97         15,403                15,901              11,958
 3/98         16,946                17,603              12,123


Comparison of a $10,000 investment in Evergreen Pennsylvania Tax Free Fund, Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index and the Consumer Price Index.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Lehman Brothers Municipal Bond Index is an unmanaged index. The index does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through March 31, 1998.

                                   EVERGREEN
                           Pennsylvania Tax Free Fund





                                   Portfolio

                                  Management





                           [Photo of Jocelyn Turner]
                                Jocelyn Turner
                             Tenure: November 1992



Yields between high- and low-rated municipal bonds narrowed considerably during the twelve months ended March 31. This compression of spreads essentially meant that investors were offered less incentive to purchase lower quality municipal bonds. Subsequently, we shifted our focus toward higher quality issues, prompting the portfolio's weighting of AAA-rated bonds to edge up over 69%. Duration increased a rather substantial 38%, from 6.2 years to 8.5 years. This move was in response to our analysis that indicated rates would remain relatively low and range-bound through early 1998. Due to moderating economic growth and few signs of significant inflationary pressure, we anticipate maintaining a neutral to modestly long duration relative to the benchmark in the coming months.


       ----------------------------------------------------------------
                             PORTFOLIO COMPOSITION
       (as a percentage of net assets)

         [Pie Chart Appears here with the following values]

General Obligation Notes/Bonds--31.7%
Hospitals/Healthcare--13.5%
Water & Sewer--10.8%
Industrial Development/Pollution Control--10.5%
Education--9.9%
Other investments and other assets and liabilities, net--9.5%
Transportation--4.9%
Escrow--4.4%
Housing--3.2%
Public Facilities--1.6%



       ----------------------------------------------------------------
                               PORTFOLIO QUALITY
       (as a percentage of portfolio assets)


         [Pie Chart Appears here with the following values]


AAA--69.2%
AA--18.6%
A--8.1%
BAA--3.6%
Not Rated--0.5%

                                   EVERGREEN
                            California Tax Free Fund




                              Financial Highlights

                 (For a share outstanding throughout each year)


                                                              Year          Four Months
                                                              Ended            Ended
                                                         March 31, 1998   March 31, 1997*
 CLASS A SHARES
Net asset value beginning of year                          $   9.44         $     9.73
                                                           ========         ==========

Income from investment operations
Net investment income                                          0.45               0.16

Net realized and unrealized gain (loss) on investments
 and futures contracts                                         0.53            (  0.28)
                                                           --------         ----------

Total from investment operations                               0.98            (  0.12)
                                                           --------         ----------

Less distributions from
Net investment income                                        (  0.44)          (  0.16)

In excess of net investment income                                 0           (  0.01)
                                                           ---------        ----------

Total distributions                                          (  0.44)          (  0.17)
                                                           ---------        ----------

Net asset value end of year                                $   9.98         $     9.44
                                                           =========        ==========

Total return (b)                                               10.55%          (  1.29%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                       0.78%             0.77%(a)

 Expenses excluding indirectly paid expenses                    0.78%             0.75%(a)

 Expenses excluding waivers and/or reimbursements               1.03%             1.24%(a)

 Net investment income                                          4.60%             4.91%(a)

Portfolio turnover rate                                           74%               39%

Net assets end of year (thousands)                         $   6,420        $    4,192




                                                                                   February 1, 1994
                                                        Year Ended November 30,    (Commencement of
                                                        -----------------------  Class Operations) to
                                                            1996        1995      November 30, 1994
 CLASS A SHARES
Net asset value beginning of year                        $  9.86     $  8.70        $     10.00
                                                         =======     =======        ===========

Income from investment operations
Net investment income                                       0.48        0.49               0.44

Net realized and unrealized gain (loss) on investments
 and futures contracts                                     ( 0.11)      1.17           (   1.30)
                                                         --------    -------        -----------

Total from investment operations                            0.37        1.66           (   0.86)
                                                         --------    -------        -----------

Less distributions from
Net investment income                                      ( 0.48)     ( 0.47)         (   0.44)

In excess of net investment income                         ( 0.02)     ( 0.03)                0
                                                         --------    --------       -----------

Total distributions                                        ( 0.50)     ( 0.50)         (   0.44)
                                                         --------    --------       -----------

Net asset value end of year                              $  9.73     $  9.86        $      8.70
                                                         ========    ========       ===========

Total return (b)                                             3.99%      19.63%         (   8.78%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                    0.77%       0.72%             0.41%(a)

 Expenses excluding indirectly paid expenses                 0.75%       0.69%                -

 Expenses excluding waivers and/or reimbursements            1.19%       1.31%             1.66%(a)

 Net investment income                                       5.06%       5.37%             5.53%(a)

Portfolio turnover rate                                       120%        119%              104%

Net assets end of year (thousands)                       $  4,759    $  4,555       $     3,006


                                                              Year          Four Months
                                                              Ended            Ended
                                                         March 31, 1998   March 31, 1997*
 CLASS B SHARES
Net asset value beginning of year                          $   9.40         $     9.69
                                                           ========         ==========

Income from investment operations
Net investment income                                          0.37               0.13

Net realized and unrealized gain (loss) on investments
 and futures contracts                                         0.53            (  0.28)
                                                           --------         ----------

Total from investment operations                               0.90            (  0.15)
                                                           --------         ----------

Less distributions from
Net investment income                                        (  0.36)          (  0.13)

In excess of net investment income                                 0           (  0.01)
                                                           ---------        ----------

Total distributions                                          (  0.36)          (  0.14)
                                                           ---------        ----------

Net asset value end of year                                $   9.94         $     9.40
                                                           =========        ==========

Total return (b)                                                9.75%          (  1.54%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                       1.52%             1.52%(a)

 Expenses excluding indirectly paid expenses                    1.52%             1.50%(a)

 Expenses excluding waivers and/or reimbursements               1.77%             1.99%(a)

 Net investment income                                          3.87%             4.16%(a)

Portfolio turnover rate                                           74%               39%

Net assets end of year (thousands)                         $  18,967        $   21,794




                                                                                   February 1, 1994
                                                        Year Ended November 30,    (Commencement of
                                                        -----------------------  Class Operations) to
                                                            1996        1995      November 30, 1994
 CLASS B SHARES
Net asset value beginning of year                         $  9.82     $  8.68       $     10.00
                                                          =======     =======       ===========

Income from investment operations
Net investment income                                       0.41        0.44               0.40

Net realized and unrealized gain (loss) on investments
 and futures contracts                                     ( 0.11)      1.17           (   1.28)
                                                          -------     -------       -----------

Total from investment operations                            0.30        1.61           (   0.88)
                                                          -------     -------       -----------

Less distributions from
Net investment income                                      ( 0.41)     ( 0.44)         (   0.40)

In excess of net investment income                         ( 0.02)     ( 0.03)         (   0.04)
                                                          -------     -------       -----------

Total distributions                                        ( 0.43)     ( 0.47)         (   0.44)
                                                          -------     -------       -----------

Net asset value end of year                               $  9.69     $  9.82       $      8.68
                                                          =======     =======       ===========

Total return (b)                                             3.23%      18.95%         (   9.00%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                    1.52%       1.48%             1.16%(a)

 Expenses excluding indirectly paid expenses                 1.50%       1.45%                -

 Expenses excluding waivers and/or reimbursements            1.94%       2.07%             2.36%(a)

 Net investment income                                       4.31%       4.57%             4.83%(a)

Portfolio turnover rate                                       120%        119%              104%

Net assets end of year (thousands)                        $22,719     $22,743       $    11,415

(a)  Annualized.
(b)  Excluding applicable sales charges.
 *   The Fund changed its fiscal year end from November 30 to March 31.










                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            California Tax Free Fund




                              Financial Highlights

                 (For a share outstanding throughout each year)


                                                              Year          Four Months
                                                              Ended            Ended
                                                         March 31, 1998   March 31, 1997*
 CLASS C SHARES
Net asset value beginning of year                          $   9.38         $     9.68
                                                           ========         ==========

Income from investment operations
Net investment income                                          0.37               0.14

Net realized and unrealized gain (loss) on investments
 and futures contracts                                         0.53            (  0.30)
                                                           --------         ----------

Total from investment operations                               0.90            (  0.16)
                                                           --------         ----------

Less distributions from
Net investment income                                        (  0.36)          (  0.13)

In excess of net investment income                                 0           (  0.01)
                                                           ---------        ----------

Total distributions                                          (  0.36)          (  0.14)
                                                           ---------        ----------

Net asset value end of year                                $   9.92         $     9.38
                                                           =========        ==========

Total return (b)                                                9.77%          (  1.64%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                       1.52%             1.52%(a)

 Expenses excluding indirectly paid expenses                    1.52%             1.50%(a)

 Expenses excluding waivers and/or reimbursements               1.77%             1.99%(a)

 Net investment income                                          3.87%             4.16%(a)

Portfolio turnover rate                                           74%               39%

Net assets end of year (thousands)                         $   1,735        $    1,849




                                                                                   February 1, 1994
                                                        Year Ended November 30,    (Commencement of
                                                        -----------------------  Class Operations) to
                                                            1996        1995      November 30, 1994
 CLASS C SHARES
Net asset value beginning of year                        $  9.80     $  8.68        $     10.00
                                                         =======     =======        ===========

Income from investment operations
Net investment income                                       0.41        0.43               0.39

Net realized and unrealized gain (loss) on investments
 and futures contracts                                     ( 0.10)      1.15           (   1.29)
                                                         --------    -------        -----------

Total from investment operations                            0.31        1.58           (   0.90)
                                                         --------    -------        -----------

Less distributions from
Net investment income                                      ( 0.41)     ( 0.43)         (   0.39)

In excess of net investment income                         ( 0.02)     ( 0.03)         (   0.03)
                                                         --------    --------       -----------

Total distributions                                        ( 0.43)     ( 0.46)         (   0.42)
                                                         --------    --------       -----------

Net asset value end of year                              $  9.68     $  9.80        $      8.68
                                                         ========    ========       ===========

Total return (b)                                             3.34%      18.69%         (   9.08%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                    1.52%       1.49%             1.16%(a)

 Expenses excluding indirectly paid expenses                 1.50%       1.46%                -

 Expenses excluding waivers and/or reimbursements            1.94%       2.07%             2.38%(a)

 Net investment income                                       4.31%       4.51%             4.96%(a)

Portfolio turnover rate                                       120%        119%              104%

Net assets end of year (thousands)                       $  1,521    $  1,535       $       624

(a)  Annualized.
(b)  Excluding applicable sales charges.
 *   The Fund changed its fiscal year end from November 30 to March 31.







                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                        Connecticut Municipal Bond Fund




                              Financial Highlights

                (For a share outstanding throughout the period)


                                                          December 30, 1997
                                                          (Commencement of
                                                          Class Operations)
                                                               through
                                                           March 31, 1998
 CLASS A SHARES
Net asset value beginning of period                         $     6.40
                                                            ==========

Income from investment operations
Net investment income                                             0.07

Net realized and unrealized loss on investments               (   0.02)
                                                            ----------

Total from investment operations                                  0.05
                                                            ----------

Less distributions from net investment income                 (   0.07)
                                                            ----------

Net asset value end of period                               $     6.38
                                                            ==========

Total return (b)                                                  0.77%

Ratios/supplemental data
Ratios to average net assets
 Total expenses                                                   0.86%(a)

 Total expenses excluding indirectly paid expenses                0.85%(a)

 Total expenses excluding waivers and/or reimbursement            1.13%(a)

 Net investment income                                            4.38%(a)

Portfolio turnover rate                                             17%

Net assets end of period (thousands)                        $      146


                                                           January 9, 1998
                                                          (Commencement of
                                                          Class Operations)
                                                               through
                                                           March 31, 1998
 CLASS B SHARES
Net asset value beginning of period                         $     6.44
                                                            ==========

Income from investment operations
Net investment income                                             0.05

Net realized and unrealized loss on investments               (   0.06)
                                                            ----------

Total from investment operations                              (   0.01)
                                                            ----------

Less distributions from net investment income                 (   0.05)
                                                            ----------

Net asset value end of period                               $     6.38
                                                            ==========

Total return (b)                                              (   0.21%)

Ratios/supplemental data
Ratios to average net assets
 Total expenses                                                   1.61%(a)

 Total expenses excluding indirectly paid expenses                1.60%(a)

 Total expenses excluding waivers and/or reimbursement            1.89%(a)

 Net investment income                                            3.36%(a)

Portfolio turnover rate                                             17%

Net assets end of period (thousands)                        $      331

(a)  Annualized.
(b)  Excluding applicable sales charges.




                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                        Connecticut Municipal Bond Fund




                              Financial Highlights

                (For a share outstanding throughout the period)


                                                          November 24, 1997
                                                          (Commencement of
                                                          Class Operations)
                                                               through
                                                           March 31, 1998
 CLASS Y SHARES
Net asset value beginning of period                         $     6.32
                                                            ==========

Income from investment operations
Net investment income                                             0.10

Net realized and unrealized gain on investments                   0.05
                                                            ----------

Total from investment operations                                  0.15
                                                            ----------

Less distributions from net investment income                 (   0.10)
                                                            ----------

Net asset value end of period                               $     6.37
                                                            ==========

Total return                                                      2.39%

Ratios/supplemental data
Ratios to average net assets
 Total expenses                                                   0.61%(a)

 Total expenses excluding indirectly paid expenses                0.60%(a)

 Total expenses excluding waivers and/or reimbursement            0.88%(a)

 Net investment income                                            4.50%(a)

Portfolio turnover rate                                             17%

Net assets end of period (thousands)                        $   67,675

(a)  Annualized.







                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Massachusetts Tax Free Fund




                              Financial Highlights

                 (For a share outstanding throughout each year)


                                                                                                      February 4, 1994
                                                                                                      (Commencement of
                                                              Year Ended March 31,                  Class Operations) to
                                                   1998         1997         1996         1995         March 31, 1994
 CLASS A SHARES
Net asset value beginning of year               $   9.23     $   9.29     $   9.19     $   9.17         $    10.00
                                                ========     ========     ========     ========         ==========

Income from investment operations
Net investment income                               0.45         0.47         0.51         0.53               0.08

Net realized and unrealized gain (loss) on
 investments and futures contracts                  0.50       (  0.03)       0.09         0.02           (   0.82)
                                                --------     ---------    --------     --------         ----------

Total from investment operations                    0.95         0.44         0.60         0.55           (   0.74)
                                                --------     ---------    --------     --------         ----------

Less distributions from
Net investment income                             (  0.42)     (  0.47)     (  0.48)     (  0.53)         (   0.08)

In excess of net investment income                      0      (  0.03)     (  0.02)           0          (   0.01)
                                                ---------    ---------    ---------    ---------        ----------

Total distributions                               (  0.42)     (  0.50)     (  0.50)     (  0.53)         (   0.09)
                                                ---------    ---------    ---------    ---------        ----------

Net asset value end of year                     $   9.76     $   9.23     $   9.29     $   9.19         $     9.17
                                                =========    =========    =========    =========        ==========

Total return (b)                                    10.50%        4.92%        6.64%        6.23%         (   7.40%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                            0.77%        0.76%        0.75%        0.46%             0.35%(a)

 Expenses excluding indirectly paid expenses         0.77%        0.75%        0.74%           -                 -

 Expenses excluding waivers and/or
  reimbursements                                     1.26%        1.58%        1.59%        1.93%             3.22%(a)

 Net investment income                               4.64%        5.19%        5.36%        5.90%             5.07%(a)

Portfolio turnover rate                                97%         110%         165%          77%                7%

Net assets end of year (thousands)              $   2,076    $   2,063    $   1,786    $   1,974        $    1,472


                                                                                                      February 4, 1994
                                                                                                      (Commencement of
                                                              Year Ended March 31,                  Class Operations) to
                                                   1998         1997         1996         1995         March 31, 1994
 CLASS B SHARES
Net asset value beginning of year               $   9.17     $   9.22     $   9.15     $   9.19         $    10.00
                                                ========     ========     ========     ========         ==========

Income from investment operations
Net investment income                               0.36         0.41         0.43         0.48               0.08

Net realized and unrealized gain (loss) on
 investments and futures contracts                  0.51       (  0.03)       0.09       (  0.01)         (   0.80)
                                                --------     ---------    --------     ---------        ----------

Total from investment operations                    0.87         0.38         0.52         0.47           (   0.72)
                                                --------     ---------    --------     ---------        ----------

Less distributions from
Net investment income                             (  0.35)     (  0.41)     (  0.43)     (  0.47)         (   0.07)

In excess of net investment income                      0      (  0.02)     (  0.02)     (  0.04)         (   0.02)
                                                ---------    ---------    ---------    ---------        ----------

Total distributions                               (  0.35)     (  0.43)     (  0.45)     (  0.51)         (   0.09)
                                                ---------    ---------    ---------    ---------        ----------

Net asset value end of year                     $   9.69     $   9.17     $   9.22     $   9.15         $     9.19
                                                =========    =========    =========    =========        ==========

Total return (b)                                     9.60%        4.25%        5.77%        5.41%         (   7.20%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                            1.52%        1.51%        1.49%        1.24%             1.10%(a)

 Expenses excluding indirectly paid expenses         1.52%        1.50%        1.48%           -                 -

 Expenses excluding waivers and/or
  reimbursements                                     2.01%        2.35%        2.38%        2.68%             4.60%(a)

 Net investment income                               3.89%        4.45%        4.60%        5.15%             3.23%(a)

Portfolio turnover rate                                97%         110%         165%          77%                7%

Net assets end of year (thousands)              $   6,384    $   7,803    $   7,274    $   6,169        $    1,817

(a)  Annualized.
(b)  Excluding applicable sales charges.






                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Massachusetts Tax Free Fund




                              Financial Highlights

                 (For a share outstanding throughout each year)


                                                                                                      February 4, 1994
                                                                                                      (Commencement of
                                                              Year Ended March 31,                  Class Operations) to
                                                   1998         1997         1996         1995         March 31, 1994
 CLASS C SHARES
Net asset value beginning of year               $   9.16     $   9.22     $   9.14     $   9.19         $    10.00
                                                ========     ========     ========     ========         ==========

Income from investment operations
Net investment income                               0.36         0.41         0.43         0.48               0.08

Net realized and unrealized gain (loss) on
 investments and futures contracts                  0.51       (  0.04)       0.10       (  0.02)         (   0.80)
                                                --------     ---------    --------     ---------        ----------

Total from investment operations                    0.87         0.37         0.53         0.46           (   0.72)
                                                --------     ---------    --------     ---------        ----------

Less distributions from
Net investment income                             (  0.35)     (  0.41)     (  0.43)     (  0.47)         (   0.07)

In excess of net investment income                      0      (  0.02)     (  0.02)     (  0.04)         (   0.02)
                                                ---------    ---------    ---------    ---------        ----------

Total distributions                               (  0.35)     (  0.43)     (  0.45)     (  0.51)         (   0.09)
                                                ---------    ---------    ---------    ---------        ----------

Net asset value end of year                     $   9.68     $   9.16     $   9.22     $   9.14         $     9.19
                                                =========    =========    =========    =========        ==========

Total return (b)                                     9.62%        4.14%        5.89%        5.20%         (   7.21%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                            1.54%        1.51%        1.49%        1.23%             1.10%(a)

 Expenses excluding indirectly paid expenses         1.53%        1.50%        1.48%           -                 -

 Expenses excluding waivers and/or
  reimbursements                                     2.02%        2.36%        2.39%        2.68%             4.91%(a)

 Net investment income                               3.94%        4.46%        4.60%        5.11%             4.28%(a)

Portfolio turnover rate                                97%         110%         165%          77%                7%

Net assets end of year (thousands)              $   1,639    $   2,066    $   2,303    $   1,971        $      369

(a)  Annualized.
(b)  Excluding applicable sales charges.








                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Missouri Tax Free Fund




                             Financial Highlights

                 (For a share outstanding throughout each year)


                                                              Year          Four Months
                                                              Ended            Ended
                                                         March 31, 1998   March 31, 1997*
 CLASS A SHARES
Net asset value beginning of year                          $   9.64         $     9.86
                                                           ========         ==========

Income from investment operations
Net investment income                                          0.46               0.16

Net realized and unrealized gain (loss) on investments
 and futures contracts                                         0.58            (  0.22)
                                                           --------         ----------

Total from investment operations                               1.04            (  0.06)
                                                           --------         ----------

Less distributions from
Net investment income                                        (  0.47)          (  0.16)

In excess of net investment income                                 0                 0(c)
                                                           ---------        ----------

Total distributions                                          (  0.47)          (  0.16)
                                                           ---------        ----------

Net asset value end of year                                $  10.21         $     9.64
                                                           =========        ==========

Total return (b)                                               11.01%          (  0.57%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                       0.78%             0.76%(a)

 Expenses excluding indirectly paid expenses                    0.78%             0.75%(a)

 Expenses excluding waivers and/or reimbursements               1.16%             1.31%(a)

 Net investment income                                          4.83%             5.05%(a)

Portfolio turnover rate                                           42%               12%

Net assets end of year (thousands)                         $   4,897        $    2,627




                                                                                   February 1, 1994
                                                        Year Ended November 30,    (Commencement of
                                                        -----------------------  Class Operations) to
                                                            1996        1995      November 30, 1994
 CLASS A SHARES
Net asset value beginning of year                        $  9.91     $  8.72        $     10.00
                                                         =======     =======        ===========

Income from investment operations
Net investment income                                       0.50        0.50               0.44

Net realized and unrealized gain (loss) on investments
 and futures contracts                                     ( 0.06)      1.19           (   1.28)
                                                         --------    -------        -----------

Total from investment operations                            0.44        1.69           (   0.84)
                                                         --------    -------        -----------

Less distributions from
Net investment income                                      ( 0.47)     ( 0.47)         (   0.44)

In excess of net investment income                         ( 0.02)     ( 0.03)                0(c)
                                                         --------    --------       -----------

Total distributions                                        ( 0.49)     ( 0.50)         (   0.44)
                                                         --------    --------       -----------

Net asset value end of year                              $  9.86     $  9.91        $      8.72
                                                         ========    ========       ===========

Total return (b)                                             4.66%      19.86%         (   8.55%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                    0.76%       0.72%             0.43%(a)

 Expenses excluding indirectly paid expenses                 0.75%       0.69%                -

 Expenses excluding waivers and/or reimbursements            1.22%       1.32%             1.54%(a)

 Net investment income                                       4.93%       5.26%             5.38%(a)

Portfolio turnover rate                                       126%         74%               25%

Net assets end of year (thousands)                       $  2,610    $  4,848       $     3,581


                                                              Year          Four Months
                                                              Ended            Ended
                                                         March 31, 1998   March 31, 1997*
 CLASS B SHARES
Net asset value beginning of year                          $   9.52         $     9.74
                                                           ========         ==========

Income from investment operations
Net investment income                                          0.40               0.13

Net realized and unrealized gain (loss) on investments
 and futures contracts                                         0.56            (  0.21)
                                                           --------         ----------

Total from investment operations                               0.96            (  0.08)
                                                           --------         ----------

Less distributions from
Net investment income                                        (  0.39)          (  0.14)

In excess of net investment income                                 0                 0(c)
                                                           ---------        ----------

Total distributions                                          (  0.39)          (  0.14)
                                                           ---------        ----------

Net asset value end of year                                $  10.09         $     9.52
                                                           =========        ==========

Total return (b)                                               10.26%          (  0.83%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                       1.53%             1.51%(a)

 Expenses excluding indirectly paid expenses                    1.52%             1.50%(a)

 Expenses excluding waivers and/or reimbursements               1.90%             2.06%(a)

 Net investment income                                          4.12%             4.31%(a)

Portfolio turnover rate                                           42%               12%

Net assets end of year (thousands)                         $  19,552        $   20,127




                                                                                   February 1, 1994
                                                        Year Ended November 30,    (Commencement of
                                                        -----------------------  Class Operations) to
                                                            1996        1995      November 30, 1994
 CLASS B SHARES
Net asset value beginning of year                         $  9.80     $  8.67       $     10.00
                                                          =======     =======       ===========

Income from investment operations
Net investment income                                       0.40        0.44               0.40

Net realized and unrealized gain (loss) on investments
 and futures contracts                                     ( 0.04)      1.15           (   1.29)
                                                          -------     -------       -----------

Total from investment operations                            0.36        1.59           (   0.89)
                                                          -------     -------       -----------

Less distributions from
Net investment income                                      ( 0.40)     ( 0.43)         (   0.40)

In excess of net investment income                         ( 0.02)     ( 0.03)         (   0.04)
                                                          -------     -------       -----------

Total distributions                                        ( 0.42)     ( 0.46)         (   0.44)
                                                          -------     -------       -----------

Net asset value end of year                               $  9.74     $  9.80       $      8.67
                                                          =======     =======       ===========

Total return (b)                                             3.83%      18.79%         (   9.06%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                    1.52%       1.47%             1.16%(a)

 Expenses excluding indirectly paid expenses                 1.50%       1.44%                -

 Expenses excluding waivers and/or reimbursements            2.00%       2.08%             2.49%(a)

 Net investment income                                       4.20%       4.56%             4.70%(a)

Portfolio turnover rate                                       126%         74%               25%

Net assets end of year (thousands)                        $21,925     $21,231       $    12,906

(a)  Annualized.
(b)  Excluding applicable sales charges.
(c)  Amount represents less than $0.01 per share.
 *   The Fund changed its fiscal year end from November 30 to March 31.









                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Missouri Tax Free Fund




                             Financial Highlights

                 (For a share outstanding throughout each year)


                                                              Year          Four Months
                                                              Ended            Ended
                                                         March 31, 1998   March 31, 1997*
 CLASS C SHARES
Net asset value beginning of year                          $   9.52         $     9.73
                                                           ========         ==========

Income from investment operations
Net investment income                                          0.38               0.13

Net realized and unrealized gain (loss) on investments
 and futures contracts                                         0.57            (  0.20)
                                                           --------         ----------

Total from investment operations                               0.95            (  0.07)
                                                           --------         ----------

Less distributions from
Net investment income                                        (  0.39)          (  0.14)

In excess of net investment income                                 0                 0(c)
                                                           ---------        ----------

Total distributions                                          (  0.39)          (  0.14)
                                                           ---------        ----------

Net asset value end of year                                $  10.08         $     9.52
                                                           =========        ==========

Total return (b)                                               10.15%          (  0.73%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                       1.52%             1.51%(a)

 Expenses excluding indirectly paid expenses                    1.51%             1.50%(a)

 Expenses excluding waivers and/or reimbursements               1.90%             2.06%(a)

 Net investment income                                          4.10%             4.30%(a)

Portfolio turnover rate                                           42%               12%

Net assets end of year (thousands)                         $     990        $    1,306




                                                                                   February 1, 1994
                                                        Year Ended November 30,    (Commencement of
                                                        -----------------------  Class Operations) to
                                                            1996        1995      November 30, 1994
 CLASS C SHARES
Net asset value beginning of year                        $  9.79     $  8.66        $     10.00
                                                         =======     =======        ===========

Income from investment operations
Net investment income                                       0.39        0.43               0.39

Net realized and unrealized gain (loss) on investments
 and futures contracts                                     ( 0.03)      1.16           (   1.29)
                                                         --------    -------        -----------

Total from investment operations                            0.36        1.59           (   0.90)
                                                         --------    -------        -----------

Less distributions from
Net investment income                                      ( 0.40)     ( 0.43)         (   0.39)

In excess of net investment income                         ( 0.02)     ( 0.03)         (   0.05)
                                                         --------    --------       -----------

Total distributions                                        ( 0.42)     ( 0.46)         (   0.44)
                                                         --------    --------       -----------

Net asset value end of year                              $  9.73     $  9.79        $      8.66
                                                         ========    ========       ===========

Total return (b)                                             3.83%      18.78%         (   9.25%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                    1.52%       1.46%             1.15%(a)

 Expenses excluding indirectly paid expenses                 1.50%       1.44%                -

 Expenses excluding waivers and/or reimbursements            1.99%       2.07%             2.60%(a)

 Net investment income                                       4.18%       4.56%             4.72%(a)

Portfolio turnover rate                                       126%         74%               25%

Net assets end of year (thousands)                       $  1,387    $  1,788       $     1,045

(a)  Annualized.
(b)  Excluding applicable sales charges.
(c)  Amount represents less than $0.01 per share.
 *   The Fund changed its fiscal year end from November 30 to March 31.







                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                        New Jersey Tax Free Income Fund




                             Financial Highlights

                 (For a share outstanding throughout each year)


                                                                             Seven Months        Six Months            Year
                                                            Year Ended           Ended              Ended              Ended
                                                          March 31, 1998   March 31, 1997**   August 31, 1996*   February 29, 1996
 CLASS A SHARES
Net asset value beginning of year                           $   10.74        $     10.75        $     11.01         $   10.53
                                                            =========        ===========        ===========         =========

Income from investment operations
Net investment income                                            0.53               0.31               0.28              0.56

Net realized and unrealized gain (loss) on investments            0.46          (   0.01)          (   0.26)             0.48
                                                            ----------       -----------        -----------         ---------

Total from investment operations                                  0.99              0.30               0.02              1.04
                                                            ----------       -----------        -----------         ---------

Less distributions from
Net investment income                                         (   0.53)         (   0.31)          (   0.28)          (   0.56)

Net realized gain on investments                                 (0.09)                0                  0                  0
                                                            ----------       -----------        -----------         ----------

Total distributions                                              (0.62)         (   0.31)          (   0.28)          (   0.56)
                                                            ----------       -----------        -----------         ----------

Net asset value end of year                                 $   11.11        $     10.74        $     10.75         $   11.01
                                                            ==========       ===========        ===========         ==========

Total return (b)                                                  9.34%             2.83%              0.19%             10.08%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                         0.50%             0.44%(a)           0.34%(a)           0.36%

 Expenses excluding indirectly paid expenses                      0.50%             0.44%(a)              -                  -

 Expenses excluding waivers and/or reimbursements                 1.01%             1.13%(a)           1.11%(a)           1.03%

 Net investment income                                            4.77%             5.02%(a)           5.08%(a)           5.15%

Portfolio turnover rate                                             37%               15%                 0%                 4%

Net assets end of year (thousands)                          $   31,614       $    31,434        $    32,377         $   41,762


                                                                                                       July 16, 1991
                                                                  Year Ended February 28,             (Commencement of
                                                         -----------------------------------------  Class Operations) to
                                                              1995          1994          1993       February 29, 1992
 CLASS A SHARES
Net asset value beginning of year                         $   10.99     $   11.01     $   10.22         $    10.00
                                                          =========     =========     =========         ==========

Income from investment operations
Net investment income                                          0.57          0.60          0.63               0.38

Net realized and unrealized gain (loss) on investments      (   0.46)     (   0.02)        0.79               0.22
                                                          ----------    ----------    ---------         ----------

Total from investment operations                               0.11          0.58          1.42               0.60
                                                          ----------    ----------    ---------         ----------

Less distributions from net investment income               (   0.57)     (   0.60)     (   0.63)         (   0.38)
                                                          ----------    ----------    ----------        ----------

Net asset value end of year                               $   10.53     $   10.99     $   11.01         $    10.22
                                                          ==========    ==========    ==========        ==========

Total return (b)                                                1.41%         5.30%        14.39%             6.03%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                       0.25%         0.14%         0.00%             0.01%(a)

 Expenses excluding indirectly paid expenses                       -             -             -                 -

 Expenses excluding waivers and/or reimbursements               1.04%         1.05%         1.16%             1.20%(a)

 Net investment income                                          5.52%         5.31%         5.97%             5.89%(a)

Portfolio turnover rate                                            8%            2%            5%                5%

Net assets end of year (thousands)                        $   34,852    $   42,783    $   30,863        $   13,129

(a)  Annualized.
(b)  Excluding applicable sales charges.
 *   The Fund changed its fiscal year end from February 28 to August 31.
**   The Fund changed its fiscal year end from August 31 to March 31.





                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                        New Jersey Tax Free Income Fund




                             Financial Highlights

                 (For a share outstanding throughout each year)


                                                                             Seven Months
                                                            Year Ended           Ended
                                                          March 31, 1998   March 31, 1997**
 CLASS B SHARES
Net asset value beginning of year                           $   10.74        $     10.75
                                                            =========        ===========

Income from investment operations
Net investment income                                            0.43               0.25

Net realized and unrealized gain (loss) on investments           0.46                  0
                                                            ---------        -----------

Total from investment operations                                 0.89               0.25
                                                            ---------        -----------

Less distributions from
Net investment income                                         (   0.43)         (   0.26)

Net realized gain on investments                              (   0.09)                0
                                                            ----------       -----------

Total distributions                                           (   0.52)         (   0.26)
                                                            ----------       -----------

Net asset value end of year                                 $   11.11        $     10.74
                                                            ==========       ===========

Total return (b)                                                  8.35%             2.29%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                         1.41%             1.36%(a)

 Expenses excluding indirectly paid expenses                      1.41%             1.36%(a)

 Expenses excluding waivers and/or reimbursements                 1.76%             1.88%(a)

 Net investment income                                            3.85%             4.07%(a)

Portfolio turnover rate                                             37%               15%

Net assets end of year (thousands)                          $   13,645       $     7,847




                                                                               January 30, 1996
                                                             Six Months        (Commencement of
                                                                Ended        Class Operations) to
                                                          August 31, 1996*    February 29, 1996
 CLASS B SHARES
Net asset value beginning of year                           $     11.01         $     11.08
                                                            ===========         ===========

Income from investment operations
Net investment income                                              0.24                0.05

Net realized and unrealized gain (loss) on investments         (   0.26)           (   0.07)
                                                            -----------         -----------

Total from investment operations                               (   0.02)           (   0.02)
                                                            -----------         -----------

Less distributions from
Net investment income                                          (   0.24)           (   0.05)

Net realized gain on investments                                      0                   0
                                                            -----------         -----------

Total distributions                                            (   0.24)           (   0.05)
                                                            -----------         -----------

Net asset value end of year                                 $     10.75         $     11.01
                                                            ===========         ===========

Total return (b)                                               (   0.20%)          (   0.22%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                          1.28%(a)            0.31%(a)

 Expenses excluding indirectly paid expenses                          -                   -

 Expenses excluding waivers and/or reimbursements                  1.85%(a)            1.66%(a)

 Net investment income                                             4.14%(a)            5.23%(a)

Portfolio turnover rate                                               0%                  4%

Net assets end of year (thousands)                          $     2,709         $       186


                                                                             Seven Months
                                                            Year Ended           Ended
                                                          March 31, 1998   March 31, 1997**
 CLASS Y SHARES
Net asset value beginning of year                           $   10.74        $     10.75
                                                            =========        ===========

Income from investment operations
Net investment income                                            0.54               0.32

Net realized and unrealized gain (loss) on investments           0.46           (   0.01)
                                                            ---------        -----------

Total from investment operations                                 1.00               0.31
                                                            ---------        -----------

Less distributions from
Net investment income                                         (   0.54)         (   0.32)

Net realized gain on investments                              (   0.09)                0
                                                            ----------       -----------

Total distributions                                           (   0.63)         (   0.32)
                                                            ----------       -----------

Net asset value end of year                                 $   11.11        $     10.74
                                                            ==========       ===========

Total return                                                      9.44%             2.88%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                         0.41%             0.36%(a)

 Expenses excluding indirectly paid expenses                      0.41%             0.36%(a)

 Expenses excluding waivers and/or reimbursements                 0.76%             0.88%(a)

 Net investment income                                            4.79%             5.08%(a)

Portfolio turnover rate                                             37%               15%

Net assets end of year (thousands)                          $  105,331       $     9,436




                                                                               February 8, 1996
                                                             Six Months        (Commencement of
                                                                Ended        Class Operations) to
                                                          August 31, 1996*    February 29, 1996
 CLASS Y SHARES
Net asset value beginning of year                           $     11.01         $     11.14
                                                            ===========         ===========

Income from investment operations
Net investment income                                              0.28                0.03

Net realized and unrealized gain (loss) on investments         (   0.26)           (   0.13)
                                                            -----------         -----------

Total from investment operations                                   0.02            (   0.10)
                                                            -----------         -----------

Less distributions from
Net investment income                                          (   0.28)           (   0.03)

Net realized gain on investments                                      0                   0
                                                            -----------         -----------

Total distributions                                            (   0.28)           (   0.03)
                                                            -----------         -----------

Net asset value end of year                                 $     10.75         $     11.01
                                                            ===========         ===========

Total return                                                       0.20%           (   0.87%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                          0.31%(a)            0.31%(a)

 Expenses excluding indirectly paid expenses                          -                   -

 Expenses excluding waivers and/or reimbursements                  0.87%(a)            0.88%(a)

 Net investment income                                             5.12%(a)            5.28%(a)

Portfolio turnover rate                                               0%                  4%

Net assets end of year (thousands)                          $     9,076         $        18

(a)  Annualized.
(b)  Excluding applicable sales charges.
 *   The Fund changed its fiscal year end from February 28 to August 31.
**   The Fund changed its fiscal year end from August 31 to March 31.







                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            New York Tax Free Fund




                             Financial Highlights

                 (For a share outstanding throughout each year)


                                                                                                               February 4, 1994
                                                                       Year Ended March 31,                    (Commencement of
                                                        ---------------------------------------------------  Class Operations) to
                                                            1998         1997         1996         1995         March 31, 1994
 CLASS A SHARES
Net asset value beginning of year                        $   9.64     $   9.67     $   9.44     $   9.32        $     10.00
                                                         ========     ========     ========     ========        ===========

Income from investment operations
Net investment income                                        0.48         0.49         0.48         0.52               0.09

Net realized and unrealized gain (loss) on investments
 and futures contracts                                       0.52       (  0.03)       0.24         0.12          (    0.68)
                                                         --------     ---------    --------     --------        -----------

Total from investment operations                             1.00         0.46         0.72         0.64          (    0.59)
                                                         --------     ---------    --------     --------        -----------

Less distributions from
Net investment income                                      (  0.46)     (  0.48)     (  0.47)     (  0.52)        (    0.08)

In excess of net investment income                               0      (  0.01)     (  0.02)           0         (    0.01)

Net realized gain on investments                           (  0.06)           0            0            0                 0
                                                         ---------    ---------    ---------    ---------       -----------

Total distributions                                        (  0.52)     (  0.49)     (  0.49)     (  0.52)        (    0.09)
                                                         ---------    ---------    ---------    ---------       -----------

Net asset value end of year                              $  10.12     $   9.64     $   9.67     $   9.44        $      9.32
                                                         =========    =========    =========    =========       ===========

Total return (b)                                             10.56%        4.87%        7.73%        7.08%        (    5.91%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                     0.77%        0.76%        0.75%        0.50%             0.35%(a)

 Expenses excluding indirectly paid expenses                  0.77%        0.75%        0.74%           -                 -

 Expenses excluding waivers and/or reimbursements             1.01%        1.19%        1.31%        1.59%             4.44%(a)

 Net investment income                                        4.78%        5.00%        4.95%        5.48%             3.85%(a)

Portfolio turnover rate                                         41%          62%          53%          77%               14%

Net assets end of year (thousands)                       $   3,559    $   3,693    $   3,947    $   3,323       $       680


                                                                                                               February 4, 1994
                                                                       Year Ended March 31,                    (Commencement of
                                                        ---------------------------------------------------  Class Operations) to
                                                            1998         1997         1996         1995         March 31, 1994
 CLASS B SHARES
Net asset value beginning of year                        $   9.55     $   9.59     $   9.38     $   9.32        $     10.00
                                                         ========     ========     ========     ========        ===========

Income from investment operations
Net investment income                                        0.40         0.41         0.41         0.47               0.08

Net realized and unrealized gain (loss) on investments
 and futures contracts                                       0.52       (  0.03)       0.24         0.09          (    0.67)
                                                         --------     ---------    --------     --------        -----------

Total from investment operations                             0.92         0.38         0.65         0.56          (    0.59)
                                                         --------     ---------    --------     --------        -----------

Less distributions from
Net investment income                                      (  0.38)     (  0.41)     (  0.42)     (  0.45)        (    0.06)

In excess of net investment income                               0      (  0.01)     (  0.02)     (  0.05)        (    0.03)

Net realized gain on investments                           (  0.06)           0            0            0                 0
                                                         ---------    ---------    ---------    ---------       -----------

Total distributions                                        (  0.44)     (  0.42)     (  0.44)     (  0.50)        (    0.09)
                                                         ---------    ---------    ---------    ---------       -----------

Net asset value end of year                              $  10.03     $   9.55     $   9.59     $   9.38        $      9.32
                                                         =========    =========    =========    =========       ===========

Total return (b)                                              9.80%        4.03%        7.02%        6.28%        (    5.91%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                     1.52%        1.51%        1.50%        1.25%             1.10%(a)

 Expenses excluding indirectly paid expenses                  1.52%        1.50%        1.49%           -                 -

 Expenses excluding waivers and/or reimbursements             1.76%        1.94%        2.05%        2.35%             5.60%(a)

 Net investment income                                        4.04%        4.25%        4.19%        4.78%             3.01%(a)

Portfolio turnover rate                                         41%          62%          53%          77%               14%

Net assets end of year (thousands)                       $  17,245    $  19,064    $  17,151    $  11,907       $     2,276

(a)  Annualized.
(b)  Excluding applicable sales charges.







                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            New York Tax Free Fund




                             Financial Highlights

                 (For a share outstanding throughout each year)


                                                                                                               February 4, 1994
                                                                       Year Ended March 31,                    (Commencement of
                                                        ---------------------------------------------------  Class Operations) to
                                                            1998         1997         1996         1995         March 31, 1994
 CLASS C SHARES
Net asset value beginning of year                        $   9.55     $   9.58     $   9.37     $   9.31        $     10.00
                                                         ========     ========     ========     ========        ===========

Income from investment operations
Net investment income                                        0.39         0.40         0.41         0.48               0.07

Net realized and unrealized gain (loss) on investments
 and futures contracts                                       0.52       (  0.01)       0.24         0.07          (    0.67)
                                                         --------     ---------    --------     --------        -----------

Total from investment operations                             0.91         0.39         0.65         0.55          (    0.60)
                                                         --------     ---------    --------     --------        -----------

Less distributions from
Net investment income                                      (  0.38)     (  0.41)     (  0.42)     (  0.46)        (    0.07)

In excess of net investment income                               0      (  0.01)     (  0.02)     (  0.03)        (    0.02)

Net realized gain on investments                           (  0.06)           0            0            0                 0
                                                         ---------    ---------    ---------    ---------       -----------

Total distributions                                        (  0.44)     (  0.42)     (  0.44)     (  0.49)        (    0.09)
                                                         ---------    ---------    ---------    ---------       -----------

Net asset value end of year                              $  10.02     $   9.55     $   9.58     $   9.37        $      9.31
                                                         =========    =========    =========    =========       ===========

Total return (b)                                              9.69%        4.14%        7.02%        6.18%        (    6.02%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                     1.52%        1.51%        1.50%        1.26%             1.10%(a)

 Expenses excluding indirectly paid expenses                  1.52%        1.50%        1.48%           -                 -

 Expenses excluding waivers and/or reimbursements             1.77%        1.93%        2.07%        2.32%             5.13%(a)

 Net investment income                                        4.05%        4.25%        4.24%        4.88%             3.71%(a)

Portfolio turnover rate                                         41%          62%          53%          77%               14%

Net assets end of year (thousands)                       $   1,465    $   1,871    $   2,296    $   2,890       $       255

(a)  Annualized.
(b)  Excluding applicable sales charges.







                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Pennsylvania Tax Free Fund




                             Financial Highlights

                 (For a share outstanding throughout each year)


                                                                         Year Ended March 31,
                                                        -------------------------------------------------------
                                                             1998          1997          1996          1995
 CLASS A SHARES
Net asset value beginning of year                        $   11.14     $   11.15     $   10.91     $   11.01
                                                         =========     =========     =========     =========

Income from investment operations
Net investment income                                         0.55          0.59          0.60          0.61

Net realized and unrealized gain (loss) on investments
 and futures contracts                                        0.55       (   0.01)        0.23       (   0.09)
                                                         ---------     ----------    ---------     ----------

Total from investment operations                              1.10          0.58          0.83          0.52
                                                         ---------     ----------    ---------     ----------

Less distributions from
Net investment income                                      (   0.54)     (   0.59)     (   0.57)     (   0.61)

In excess of net investment income                                0             0      (   0.02)     (   0.01)
                                                         ----------    ----------    ----------    ----------

Total distributions                                        (   0.54)     (   0.59)     (   0.59)     (   0.62)
                                                         ----------    ----------    ----------    ----------

Net asset value end of year                              $   11.70     $   11.14     $   11.15     $   10.91
                                                         ==========    ==========    ==========    ==========

Total return (b)                                              10.02%         5.30%         7.66%         4.91%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                      0.76%         0.76%         0.76%         0.75%

 Expenses excluding indirectly paid expenses                   0.76%         0.75%         0.75%            -

 Expenses excluding waivers and/or reimbursements              0.96%         0.99%         0.99%         1.05%

 Net investment income                                         4.79%         5.26%         5.29%         5.65%

Portfolio turnover rate                                          54%           84%           55%           97%

Net assets end of year (thousands)                       $   24,119    $   24,535    $   28,710    $   30,450


                                                                                                    December 27, 1990
                                                                  Year Ended March 31,               (Commencement of
                                                        -----------------------------------------  Class Operations) to
                                                             1994          1993          1992         March 31, 1991
 CLASS A SHARES
Net asset value beginning of year                        $   11.42     $   10.71     $   10.25        $     10.00
                                                         =========     =========     =========        ===========

Income from investment operations
Net investment income                                         0.62          0.63          0.74               0.18

Net realized and unrealized gain (loss) on investments
 and futures contracts                                     (   0.30)        0.75          0.46               0.25
                                                         ----------    ---------     ---------        -----------

Total from investment operations                              0.32          1.38          1.20               0.43
                                                         ----------    ---------     ---------        -----------

Less distributions from
Net investment income                                      (   0.62)     (   0.63)     (   0.74)        (    0.18)

In excess of net investment income                         (   0.04)     (   0.02)            0                 0

Net realized gain on investments                           (   0.06)     (   0.02)            0                 0

In excess of net realized gain on investments              (   0.01)            0             0                 0
                                                         ----------    ----------    ----------       -----------

Total distributions                                        (   0.73)     (   0.67)     (   0.74)        (    0.18)
                                                         ----------    ----------    ----------       -----------

Net asset value end of year                              $   11.01     $   11.42     $   10.71        $     10.25
                                                         ==========    ==========    ==========       ===========

Total return (b)                                               2.58%        13.30%        12.07%             4.37%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                      0.75%         0.68%         0.65%             0.65%(a)

 Expenses excluding indirectly paid expenses                      -             -             -                 -

 Expenses excluding waivers and/or reimbursements              1.06%         1.16%         1.68%             3.19%(a)

 Net investment income                                         5.27%         5.66%         6.92%             6.84%(a)

Portfolio turnover rate                                          37%           20%           13%                8%

Net assets end of year (thousands)                       $   30,560    $   35,502    $   12,914       $     2,979

(a)  Annualized.
(b)  Excluding applicable sales charges.








                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Pennsylvania Tax Free Fund




                             Financial Highlights

                 (For a share outstanding throughout each year)


                                                                      Year Ended March 31,
                                                ----------------------------------------------------------------
                                                    1998         1997         1996         1995         1994
 CLASS B SHARES
Net asset value beginning of year                $  10.99     $  11.00     $  10.81     $  10.98     $  11.42
                                                 ========     ========     ========     ========     ========

Income from investment operations
Net investment income                                0.46         0.49         0.51         0.54         0.56

Net realized and unrealized gain (loss) on
 investments and futures contracts                   0.54       (  0.01)       0.22       (  0.10)     (  0.34)
                                                 --------     ---------    --------     ---------    ---------

Total from investment operations                     1.00         0.48         0.73         0.44         0.22
                                                 --------     ---------    --------     ---------    ---------

Less distributions from
Net investment income                              (  0.44)     (  0.49)     (  0.52)     (  0.53)     (  0.52)

In excess of net investment income                       0            0      (  0.02)     (  0.08)     (  0.07)

Net realized gain on investments                         0            0            0            0      (  0.03)

In excess of net realized gain on investments            0            0            0            0      (  0.04)
                                                 ---------    ---------    ---------    ---------    ---------

Total distributions                                (  0.44)     (  0.49)     (  0.54)     (  0.61)     (  0.66)
                                                 ---------    ---------    ---------    ---------    ---------

Net asset value end of year                      $  11.55     $  10.99     $  11.00     $  10.81     $  10.98
                                                 =========    =========    =========    =========    =========

Total return (b)                                      9.27%        4.50%        6.84%        4.15%        1.70%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                             1.52%        1.51%        1.48%        1.50%        1.50%

 Expenses excluding indirectly paid expenses          1.51%        1.50%        1.47%           -            -

 Expenses excluding waivers and/or
  reimbursements                                      1.71%        1.74%        1.74%        1.80%        1.81%

 Net investment income                                4.04%        4.50%        4.55%        4.89%        4.32%

Portfolio turnover rate                                 54%          84%          55%          97%          37%

Net assets end of year (thousands)               $  37,036    $  37,215    $  37,719    $  30,657    $  21,958




                                                   February 1, 1993
                                                   (Commencement of
                                                 Class Operations) to
                                                    March 31, 1993
 CLASS B SHARES
Net asset value beginning of year                   $      11.20
                                                    ============

Income from investment operations
Net investment income                                       0.08

Net realized and unrealized gain (loss) on
 investments and futures contracts                          0.24
                                                    ------------

Total from investment operations                            0.32
                                                    ------------

Less distributions from
Net investment income                                  (    0.08)

In excess of net investment income                     (    0.02)

Net realized gain on investments                               0

In excess of net realized gain on investments                  0
                                                    ------------

Total distributions                                    (    0.10)
                                                    ------------

Net asset value end of year                         $      11.42
                                                    ============

Total return (b)                                            2.82%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                   1.50%(a)

 Expenses excluding indirectly paid expenses                   -

 Expenses excluding waivers and/or
  reimbursements                                            1.69%(a)

 Net investment income                                      3.44%(a)

Portfolio turnover rate                                       20%

Net assets end of year (thousands)                  $      2,543


                                                                        Year Ended March 31,
                                                ---------------------------------------------------------------------
                                                     1998          1997          1996          1995          1994
 CLASS C SHARES
Net asset value beginning of year                $   11.02     $   11.03     $   10.83     $   11.00     $   11.42
                                                 =========     =========     =========     =========     =========

Income from investment operations
Net investment income                                 0.45          0.47          0.51          0.53          0.54

Net realized and unrealized gain (loss) on
 investments and futures contracts                    0.57          0.01          0.23       (   0.10)     (   0.32)
                                                 ---------     ---------     ---------     ----------    ----------

Total from investment operations                      1.02          0.48          0.74          0.43          0.22
                                                 ---------     ---------     ---------     ----------    ----------

Less distributions from
Net investment income                              (   0.45)     (   0.49)     (   0.52)     (   0.53)     (   0.52)

In excess of net investment income                        0             0      (   0.02)     (   0.07)     (   0.05)

Net realized gain on investments                          0             0             0             0      (   0.03)

In excess of net realized gain on investments             0             0             0             0      (   0.04)
                                                 ----------    ----------    ----------    ----------    ----------

Total distributions                                (   0.45)     (   0.49)     (   0.54)     (   0.60)     (   0.64)
                                                 ----------    ----------    ----------    ----------    ----------

Net asset value end of year                      $   11.59     $   11.02     $   11.03     $   10.83     $   11.00
                                                 ==========    ==========    ==========    ==========    ==========

Total return (b)                                       9.34%         4.49%         6.92%         4.05%         1.78%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                              1.52%         1.51%         1.48%         1.50%         1.50%

 Expenses excluding indirectly paid expenses           1.51%         1.50%         1.47%            -             -

 Expenses excluding waivers and/or
  reimbursements                                       1.71%         1.74%         1.74%         1.80%         1.90%

 Net investment income                                 4.05%         4.52%         4.57%         4.90%         4.33%

Portfolio turnover rate                                  54%           84%           55%           97%           37%

Net assets end of year (thousands)               $    6,414    $    6,830    $    9,675    $    9,559    $    9,385




                                                   February 1, 1993
                                                   (Commencement of
                                                 Class Operations) to
                                                    March 31, 1993
 CLASS C SHARES
Net asset value beginning of year                   $      11.20
                                                    ============

Income from investment operations
Net investment income                                       0.07

Net realized and unrealized gain (loss) on
 investments and futures contracts                          0.24
                                                    ------------

Total from investment operations                            0.31
                                                    ------------

Less distributions from
Net investment income                                  (    0.07)

In excess of net investment income                     (    0.02)

Net realized gain on investments                               0

In excess of net realized gain on investments                  0
                                                    ------------

Total distributions                                    (    0.09)
                                                    ------------

Net asset value end of year                         $      11.42
                                                    ============

Total return (b)                                            2.81%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                   1.50%(a)

 Expenses excluding indirectly paid expenses                   -

 Expenses excluding waivers and/or
  reimbursements                                            1.60%(a)

 Net investment income                                      2.50%(a)

Portfolio turnover rate                                       20%

Net assets end of year (thousands)                  $        952

(a)  Annualized.
(b)  Excluding applicable sales charges.



                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Pennsylvania Tax Free Fund




                              Financial Highlights

                  (For a share outstanding through the period)


                                                                          November 24, 1997
                                                                           (Commencement of
                                                                         Class Operations) to
                                                                            March 31, 1998
 CLASS Y SHARES
Net asset value beginning of period                                         $      11.60
                                                                            ============

Income from investment operations
Net investment income                                                               0.19

Net realized and unrealized gain on investments and futures contracts               0.10
                                                                            ------------

Total from investment operations                                                    0.29
                                                                            ------------

Less distributions from net investment income                                 (     0.19)
                                                                            ------------

Net asset value end of period                                               $      11.70
                                                                            ============

Total return                                                                        2.54%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                                           0.59%(a)

 Expenses excluding indirectly paid expenses                                        0.58%(a)

 Expenses excluding waivers and/or reimbursements                                   0.66%(a)

 Net investment income                                                              4.75%(a)

Portfolio turnover rate                                                               54%

Net assets end of period (thousands)                                        $    152,960

(a)  Annualized.





                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            California Tax Free Fund




                            Schedule of Investments

                                 March 31, 1998




      Principal
       Amount                                                       Value
MUNICIPAL OBLIGATIONS - 96.0%
                      California - 87.4%
$ 500,000             Anaheim, California,
                      Public Finance Authority, Lease
                      Revenue, Public Improvements
                      Project, Series C
                      6.00%, 9/1/16, (FSA) ..............     $  559,060
  500,000             Bakersfield, California,
                      Certificates of Participation,
                      Convention Center Expansion Project
                      5.80%, 4/1/17, (MBIA) .............        530,535
1,000,000             California State Health Facilities
                      Finance Authority, Revenue, Series A
                      5.75%, 7/1/15, (AMBAC) ............      1,057,430
1,000,000             California State Health Facilities
                      Finance Authority, Cedars Sinai
                      Center, Series A
                      5.13%, 8/1/17, (MBIA) .............        989,600
                      California State Housing Finance
                      Agency Revenue:
1,000,000              Multi-Family Housing, Series B
                      6.05%, 8/1/16, (AMBAC/FHA) ........      1,055,660
1,000,000              Single Family Mortgage,
                      Series A-1, Class III
                      5.70%, 8/1/11, (MBIA) .............      1,049,420
                      California State Housing Finance
                      Agency Revenue, Home Mortgage:
1,000,000              Series A
                      5.05%, 8/1/17, (AMBAC/FHA/VA) .....        988,650
  500,000              Series L
                      6.40%, 8/1/27, (MBIA)(c) ..........        536,655
  500,000             California State Pollution Control
                      Financing Authority and Solid Waste
                      Disposal Revenue, Browning Ferris
                      Industries Inc., Series A
                      5.80%, 12/1/16 ....................        521,150
                      California State Public Works Board,
                      Lease Revenue, California State
                      University Project:
                       Series A:
1,000,000              5.35%, 12/1/15, (AMBAC) ..........      1,024,870
  400,000              5.38%, 10/1/17, (AMBAC) ..........        408,676
  350,000              Series B
                      5.50%, 6/1/19 .....................        357,004
  500,000             California Statewide
                      Communities Development
                      Authority, Special Facilities, United
                      Air Lines Inc.,
                      5.63%, 10/1/34 ....................        501,680
  500,000             Elk Grove, California,
                      Unified School District, Special Tax
                      Refunding Community Facilities,
                      District No. 1
                      6.50%, 12/1/24, (AMBAC) ...........        600,740
1,000,000             Los Angeles County,
                      California, Community Facilities
                      District No. 3 Special Tax,
                      Refunding, Series A
                      5.50%, 9/1/14, (FSA) ..............      1,055,150
  700,000             Los Angeles County,
                      California, Metropolitan
                      Transportation Authority, Sales Tax
                      Revenue First Tier, Series A
                      5.25%, 7/1/13, (MBIA) .............        718,613


      Principal
       Amount                                                       Value
MUNICIPAL OBLIGATIONS - continued
                      California - continued
$ 500,000             Los Angeles, California,
                      Community Redevelopment
                      Agency, Refunding Revenue, Tax
                      Allocation, Bunker Hill, Series H
                      6.50%, 12/1/16, (FSA) .............     $  552,620
1,000,000             Los Angeles, California,
                      Convention and Exhibition Center
                      Authority, Lease Refunding, Series A
                      6.00%, 8/15/10, (MBIA) ............      1,127,580
  400,000             MSR Public Power Agency,
                      California, San Juan Project,
                      Series E
                      6.75%, 7/1/11, (MBIA) .............        435,040
1,000,000             Rio Linda, California,
                      Unified School District, Series A
                      7.40%, 8/1/10, (AMBAC) ............      1,146,340
1,000,000             Sacramento County,
                      California, Airport System
                      Revenue, Series A
                      6.00%, 7/1/11 .....................      1,093,100
                      San Francisco, California,
                      State Building Authority,
                      Lease Revenue, San Francisco
                      Civic Center Complex, Series A:
1,300,000              5.25%, 12/1/16, (AMBAC) ..........      1,308,840
  500,000              6.00%, 12/1/09, (AMBAC) ..........        563,415
1,100,000             San Jose, California,
                      Redevelopment Tax Allocation,
                      Merged Area Redevelopment
                      Project
                      6.00%, 8/1/15, (MBIA) .............      1,231,857
  100,000             San Mateo, Foster City,
                      California, School District,
                      Capital Appreciation, Series C
                      (Eff. Yield 5.60%) (b)
                      0.00%, 9/1/03, (FGIC) .............         79,522
  300,000             Santa Ana, California,
                      Financing Authority, Lease
                      Revenue, Police Administration and
                      Holding Facility, Series A
                      6.25%, 7/1/15, (MBIA) .............        344,478
1,000,000             South Orange County,
                      California, Public Finance Authority,
                      Special Tax Revenue, Senior Lien,
                      Series A
                      7.00%, 9/1/09, (MBIA) .............      1,209,920
1,000,000             Southern California Public
                      Power Authority, Mead Adelanto
                      Project Revenue, Series A
                      5.00%, 7/1/17, (AMBAC) ............        980,490
1,000,000             Southern California Public
                      Power Authority, Transmission
                      Project, Revenue Refunding,
                      Southern Transmission
                      (Eff. Yield 7.30%) (b)
                      0.00%, 7/1/14, (FGIC) .............        444,940
  625,000             Vista, California, Community
                      Development, Community Tax
                      Allocation Revenue, Vista
                      Redevelopment Project Area
                      6.00%, 9/1/10, (MBIA) .............        708,131
  500,000             Watsonville, California,
                      Solid Waste Revenue
                      5.50%, 5/15/16, (MBIA) ............        519,005
                                                              ==========
                                                              23,700,171
                                                              ==========

                                   EVERGREEN
                            California Tax Free Fund




                      Schedule of Investments (continued)

                                 March 31, 1998




    Principal
     Amount                                              Value
MUNICIPAL OBLIGATIONS - continued
                Puerto Rico - 8.6%
$  2,700,000    Commonwealth of Puerto Rico,
                Capital Appreciation, General
                Obligation,
                (Eff. Yield 4.85%)(b)
                0.00%, 7/1/14, (MBIA/IBC) ........    $ 1,218,645
                Commonwealth of Puerto Rico
                Industrial, Tourist, Educational,
                Medical & Environmental Control
                Facilities, Hospital Auxilio
                Mutuo Obligation Group,
                 Series A:
     650,000     5.50%, 7/1/17, (MBIA) ...........        674,557
     400,000     6.25%, 7/1/24, (MBIA) ...........        438,352
                                                      -----------
                                                        2,331,554
                                                      -----------
                Total Municipal Obligations
                 (cost $24,735,496) ..............     26,031,725
                                                      -----------


    Principal
     Amount                                              Value
SHORT-TERM INVESTMENTS - 1.1% (cost $310,000)
                 California - 1.1%
$    310,000    Irvine Ranch, California,
                Water District Revenue,
                Consolidated Bonds
                (LOC: Landesbank Hessen)
                3.80%, 10/1/10, (a) ..............    $   310,000
                                                      -----------
                Total Investments -
                 (cost $25,045,496) .....  97.1%       26,341,725
                Other Assets and
                 Liabilities - net ......   2.9           780,051
                                          -----       -----------
                Net Assets -  ........... 100.0%      $27,121,776
                                          =====       ===========

(a) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.
(b) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
(c) At March 31, 1998, $200,000 principal amount of this security was pledged to cover margin requirements for open futures contracts.



Legend of Portfolio Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
FGIC  Insured by Federal Guaranty Insurance Company
FHA   Insured by Federal Housing Authority
FSA   Insured by Financial Security Assurance Corporation
IBC   Insured Bond Certification
LOC   Line of Credit
MBIA  Insured by Municipal Bond Investors Assurance Corporation
VA    Guaranteed by Veteran's Authority




FUTURES CONTRACTS - SHORT POSITIONS

                  Number                                     Initial Contract        Value at         Unrealized
Expiration     of Contracts                                       Amount          March 31, 1998      Appreciation
------------   --------------                                ----------------     --------------      ------------
June '98        6               Municipal Bond Index         $ 735,501            $ 736,001          $        500
June '98       17               U.S. Treasury Bond Index     2,046,613            2,048,976                 2,363

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                        Connecticut Municipal Bond Fund




                            Schedule of Investments

                                 March 31, 1998




      Principal
       Amount                                                           Value
LONG-TERM INVESTMENTS - 93.2%
                      Connecticut - 78.2%
                      Bristol, Connecticut, General Obligation:
$ 130,000              5.00%, 6/15/05 .......................     $ 136,071
  355,000              5.25%, 6/15/08 .......................       378,970
  275,000             Cheshire, Connecticut, General Obligation
                      5.75%, 8/15/09 ........................       298,147
  245,000             Connecticut Regional School
                      District #14, General Obligation
                      5.70%, 12/15/99 .......................       252,938
  290,000             Connecticut Regional School
                      District #14, General Obligation,
                      Woodbury and Bethlehem School
                      Improvements
                      5.70%, 12/15/98 .......................       294,330
1,450,000             Connecticut State Clean Water
                      Fund Revenue
                      6.00%, 3/1/08 .........................     1,624,855
  500,000             Connecticut State Development
                      Authority Revenue, Series A
                      5.00%, 11/15/05 .......................       516,585
                      Connecticut State Development
                      Authority Revenue, Church
                      Homes, Inc. Project:
  710,000              4.80%, 4/1/01 ........................       716,908
  425,000              4.90%, 4/1/02 ........................       430,538
1,000,000              5.80%, 4/1/21 ........................     1,028,260
  890,000             Connecticut State Development
                      Authority Revenue, Special
                      Revenue, State General Fund,
                      Series A
                      5.50%, 5/1/08, (FGIC) .................       957,729
                      Connecticut State, General Obligation:
                       Series A:
1,000,000              5.65%, 3/15/12 .......................     1,055,180
1,000,000              6.00%, 3/1/06 ........................     1,106,650
3,000,000              6.25%, 5/15/06 .......................     3,377,610
  500,000              Series B
                       6.00%, 11/15/02 ......................       540,040
                       Series C:
  400,000              5.70%, 11/15/99 ......................       412,548
  200,000              5.88%, 8/15/09 .......................       218,908
  170,000             Connecticut State Health &
                      Educational Facilities Revenue:
                      6.00%, 7/1/99 .........................       174,806
  225,000              Choate Rosemary Hall, Series A
                      6.50%, 7/1/09 .........................       253,584
  300,000              Connecticut College, Issue E
                      5.88%, 7/1/99 .........................       307,620
  500,000              Greenwich Hospital Assn., Series A
                      5.40%, 7/1/09 .........................       530,260
1,000,000              Hospital for Special Care, Series B
                      5.13%, 7/1/07 .........................     1,009,830
1,000,000              Hospital of St. Raphael, Series H
                      5.00%, 7/1/06, (AMBAC) ................     1,038,260
1,000,000              Kent School Corp., Series B
                      5.50%, 7/1/15 .........................     1,036,590
  625,000              Lawrence & Memorial Hospital,
                      Series D
                      4.88%, 7/1/07 .........................       638,544
  190,000              Mansfield Nursing Center, Series C
                      4.40%, 11/1/98 ........................       190,686
2,000,000              Middlesex Health Services, Series I
                      5.13%, 7/1/27 .........................     1,959,740


      Principal
       Amount                                                           Value
LONG-TERM INVESTMENTS - continued
                      Connecticut - continued
                      Connecticut State Health &
                      Educational Facilities Revenue (cont.):
$ 250,000              New Britain General Hospital,
                      Series B
                      5.88%, 7/1/08, (AMBAC) ................     $ 272,670
                       Newington Childrens' Hospital:
                      Series A:
1,000,000              5.90%, 7/1/08, (MBIA) ................     1,092,210
  250,000              6.05%, 7/1/10, (MBIA) ................       272,097
1,345,000              St. Mary's Hospital Corp., Series E
                      6.00%, 7/1/08 .........................     1,474,349
1,000,000              Stamford Hospital, Series F
                      5.25%, 7/1/11 .........................     1,023,810
1,500,000              Suffield Academy, Series A
                      5.40%, 7/1/27 .........................     1,527,735
                       Veterans Memorial Medical Center:
                       Series A:
1,000,000              5.38%, 7/1/14 ........................     1,016,860
2,000,000              5.50%, 7/1/26 ........................     2,055,040
  250,000              Waterbury Hospital, Series B
                      6.40%, 7/1/98 .........................       251,655
1,500,000              Westminster School, Series A
                      5.50%, 7/1/16 .........................     1,557,015
1,000,000              Yale New Haven Hospital
                      5.63%, 7/1/16 .........................     1,038,990
  335,000             Connecticut State Higher Education
                      Loan Authority Revenue, Series A
                      7.00%, 11/15/00 .......................       346,765
                      Connecticut State Housing Finance
                      Authority Revenue, Housing
                      Mortgage Finance Project:
                       Series A:
  860,000              7.20%, 11/15/98 ......................       870,965
  985,000              7.40%, 11/15/99 ......................     1,005,675
                       Subseries C-1
  100,000              5.75%, 5/15/05 .......................       105,359
1,000,000             Connecticut State Special
                      Assessment Unemployment
                      Compensation Refunding, Series A
                      5.50%, 5/15/01 ........................     1,043,570
  500,000             Connecticut State Special Tax
                      Obligation, Series A
                      7.13%, 6/1/07 .........................       549,100
                      Connecticut State Special Tax
                      Obligation, Transportation
                      Infrastructure Project:
1,000,000              Series A
                      6.00%, 6/1/06, (FGIC) .................     1,105,810
2,000,000              Series B
                      5.38%, 10/1/09, (MBIA) ................     2,114,380
  260,000             East Lyme, Connecticut,
                      General Obligation
                      4.60%, 8/1/98 .........................       260,848
1,000,000             Fairfield, Connecticut,
                      General Obligation
                      4.70%, 1/1/11 .........................       994,430
  525,000             Guilford, Connecticut,
                      General Obligation
                      5.00%, 11/15/07 .......................       543,512
                      Hamdem, Connecticut,
                      General Obligation:
1,000,000              5.38%, 8/15/10, (MBIA) ...............     1,053,000
1,275,000              5.40%, 8/15/11, (MBIA) ...............     1,337,883

                                   EVERGREEN
                        Connecticut Municipal Bond Fund




                      Schedule of Investments (continued)

                                 March 31, 1998




   Principal
    Amount                                                    Value
LONG-TERM INVESTMENTS - continued
              Connecticut - continued
 $   170,000  Hartford County, Connecticut,
              Metropolitan District,
              General Obligation
              5.40%, 11/15/99 .........................    $   174,537
              Middletown, Connecticut,
              General Obligation:
     445,000   5.60%, 4/15/00 .........................        460,450
   1,000,000   6.00%, 4/15/07 .........................      1,115,090
     500,000  Milford, Connecticut,
              General Obligation
              5.20%, 1/15/13 ..........................        519,890
              Montville, Connecticut, General Obligation:
     250,000   5.15%, 12/1/07 .........................        265,022
     300,000   5.25%, 12/1/08 .........................        320,712
     250,000  Naugatuck, Connecticut,
              General Obligation
              5.40%, 3/15/08 ..........................        265,470
     335,000  New Fairfield, Connecticut,
              General Obligation
              4.40%, 3/15/99, (MBIA) ..................        337,623
     500,000  New Haven, Connecticut,
              General Obligation
              6.50%, 8/1/00, (FSA) ....................        527,775
   1,100,000  Newtown, Connecticut,
              General Obligation
              5.13%, 6/15/15, (MBIA) ..................      1,101,914
     100,000  Pomfret, Connecticut,
              General Obligation
              6.50%, 8/1/99 ...........................        103,613
     385,000  Putnam, Connecticut,
              General Obligation
              5.60%, 11/15/00, (MBIA) .................        401,466
     100,000  South Windsor, Connecticut,
              General Obligation
              6.60%, 12/15/99 .........................        104,747
     185,000  Stamford, Connecticut,
              General Obligation
              6.25%, 1/15/00 ..........................        192,781
              University of Connecticut Revenue:
               Series A:
   1,350,000   5.00%, 2/1/14, (FGIC) ..................      1,344,060
     500,000   5.00%, 2/1/15, (FGIC) ..................        494,920
   1,090,000   Student Fee Program, Series A
              5.13%, 11/15/14, (MBIA) .................      1,097,597
              Wallingford, Connecticut,
              General Obligation:
     295,000   4.40%, 6/1/98 ..........................        295,380
               Lot B:
     170,000   5.50%, 6/15/08 .........................        182,818
     170,000   5.60%, 6/15/09 .........................        182,764
     150,000  Wilton, Connecticut, General Obligation
              5.60%, 9/1/99 ...........................        154,046
     250,000  Woodstock, Connecticut,
              General Obligation
              6.00%, 2/15/10, (FGIC) ..................        272,593
                                                           -----------
                                                            53,315,183
                                                           -----------


   Principal
    Amount                                                    Value
LONG-TERM INVESTMENTS - continued
               Guam - 0.4%
 $   250,000  Guam Power Authority
              Revenue, Series A
              5.90%, 10/1/08, (AMBAC) .................    $   273,935
                                                           -----------
              U. S. Virgin Islands - 1.6%
   1,000,000  Virgin Islands, Public Finance Authority
              Revenue
              7.00%, 10/1/99 ..........................      1,047,570
                                                           -----------
              Puerto Rico - 13.0%
              Commonwealth of Puerto Rico,
              General Obligation:
     550,000   5.00%, 7/1/98 ..........................        551,848
   1,000,000   5.38%, 7/1/25 ..........................      1,008,250
   2,255,000   5.38%, 7/1/25, (MBIA) ..................      2,296,763
   1,250,000   5.40%, 7/1/25 ..........................      1,265,600
     205,000   5.50%, 7/1/08, (MBIA) ..................        222,021
   1,000,000   6.50%, 7/1/14, (MBIA) ..................      1,182,710
   1,000,000  Commonwealth of Puerto Rico,
              General Obligation, Aqueduct
              Sewer Project
              5.20%, 7/1/08, (MBIA) ...................      1,058,590
     250,000  Puerto Rico Electric Power
              Authority Revenue, Series V
              5.60%, 7/1/03, (FSA) ....................        266,805
      25,000  Puerto Rico Housing Finance
              Authority Revenue, Single
              Family Housing Revenue
              5.80%, 10/15/00 .........................         25,698
   1,000,000  Puerto Rico Public Buildings
              Authority Revenue, Government
              Facilities, Series B
              5.00%, 7/1/15, (MBIA) ...................        996,490
                                                           -----------
                                                             8,874,775
                                                           -----------
              Total Long-Term Investments
               (cost $61,563,715) .....................     63,511,463
                                                           -----------


    Shares
MUTUAL FUND SHARES - 5.7%
  1,917,772   Federated Connecticut
              Municipal Cash Trust .............      1,917,772
  2,000,000   Federated Tax-Free Obligation Fund .    2,000,000
                                                      ---------
              Total Mutual Fund Shares
              (cost $3,917,772) ................      3,917,772
                                                      ---------
              Total Investments -
               (cost $65,481,487) .....  98.9%       67,429,235
              Other Assets and
               Liabilities - net ......   1.1           723,006
                                        -----        ----------
              Net Assets - ............ 100.0%      $68,152,241
                                        =====       ===========



Legend of Portfolio Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
FGIC  Insured by Federal Guaranty Insurance Company
FSA   Insured by Financial Security Assurance Corporation
MBIA  Insured by Municipal Bond Investors Assurance Corporation



                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Massachusetts Tax Free Fund




                            Schedule of Investments

                                 March 31, 1998




      Principal
       Amount                                                            Value
MUNICIPAL OBLIGATIONS - 98.0%
                      Massachusetts - 86.7%
    $    300,000      Lawrence, Massachusetts,
                      School Improvements
                      6.25%, 2/15/09, (AMBAC) ................        $   330,051
         250,000      Lowell, Massachusetts,
                      School Improvements
                      5.50%, 12/15/15, (AMBAC) ...............            259,508
                      Massachusetts Bay Transportation
                      Authority, General Transportation
                      Systems, Series A:
         100,000       6.25%, 3/1/12 .........................            114,133
         750,000       7.00%, 3/1/11, (MBIA) .................            911,302
         270,000      Massachusetts Education Loan
                      Authority, Issue E, Series B
                      6.00%, 1/1/12, (AMBAC) .................            283,970
         250,000      Massachusetts State, General
                      Obligation, Series A
                      5.25%, 2/1/08 ..........................            259,843
         500,000      Massachusetts State College,
                      Building Authority Project,
                      Series A
                      7.50%, 5/1/08 ..........................            617,520
                      Massachusetts State Health
                      and Education Facility Authority:
         300,000       Brigham & Women's Hospital
                      6.75%, 7/1/24, (MBIA) ..................            329,154
         400,000       McLean Hospital, Series C
                      6.50%, 7/1/10, (FGIC) ..................            437,660
         100,000       Milton Hospital, Series B
                      7.25%, 7/1/05 ..........................            108,370
         500,000       North Adams Regional
                      Hospital, Series C
                      6.75%, 7/1/09 ..........................            544,325
         300,000       Partners Healthcare Systems,
                      Series A
                      5.38%, 7/1/24 ..........................            301,992
                      Massachusetts State
                      Industrial Finance Agency:
         300,000       Single Family Housing, Series 52
                      6.00%, 6/1/14, (MBIA) (d) ..............            317,739
         300,000       WGBH Educational Foundation
                      5.20%, 3/1/18 ..........................            300,138
         400,000      Massachusetts State Port
                      Authority Revenue, Special
                      Facilities, Boston Fuel Project
                      5.30%, 7/1/08 ..........................            418,804
         300,000      Massachusetts State Turnpike
                      Authority Revenue, Series A
                      5.55%, 1/1/17 ..........................            304,107
         375,000      Massachusetts State Water
                      Pollution, Series 2
                      6.13%, 2/1/08 ..........................            430,185
                      Massachusetts State Water
                      Pollution, Abatement Trust:
         400,000       New Bedford Loan Program,
                      Series A
                      5.70%, 2/1/12 ..........................            426,840
         125,000       South Essex, Sewer District
                      Loan Program, Series A
                      6.38%, 2/1/15 ..........................            136,701
         275,000      Massachusetts State Water
                      Resources Authority, Series B
                      5.25%, 3/1/13 ..........................            279,744


      Principal
       Amount                                                            Value
MUNICIPAL OBLIGATIONS - continued
                      Massachusetts - continued
    $    500,000      Methuen, Massachusetts,
                      General Obligation
                      5.63%, 11/15/15, (FSA) .................        $   525,265
         400,000      North Attleborough, Massachusetts,
                      General Obligation
                      5.25%, 3/1/14 ..........................            409,844
         400,000      Springfield, Massachusetts,
                      Municipal Purpose Loan
                      5.00%, 9/1/12 ..........................            400,516
         300,000      Worcester, Massachusetts,
                      Municipal Purpose Loan, Series A
                      5.25%, 8/1/12, (AMBAC) .................            309,261
                                                                      -----------
                                                                        8,756,972
                                                                      -----------
                      Puerto Rico - 11.3%
         800,000      Commonwealth of Puerto Rico,
                      Capital Appreciation,
                      General Obligation
                      (Eff. Yield 4.85%) (b)
                      0.00%, 7/1/14, (MBIA) ..................            361,080
         170,000      Commonwealth of Puerto Rico,
                      Highway and Transportation
                      Authority
                      5.50%, 7/1/15 ..........................            180,125
         200,000      Commonwealth of Puerto Rico,
                      Linked Bond Payment Obligation
                      7.00%, 7/1/10, (MBIA) (c) ..............            245,306
         100,000      Commonwealth of Puerto Rico,
                      Public Improvement
                      5.50%, 7/1/11 ..........................            107,177
         250,000      Puerto Rico Public Buildings
                      Authority Revenue, Government
                      Facilities, Series B
                      5.00%, 7/1/12 ..........................            252,455
                                                                      -----------
                                                                        1,146,143
                                                                      -----------
                      Total Municipal Obligations
                       (cost $9,445,261) .....................          9,903,115
                                                                      ===========
SHORT-TERM MUNICIPAL SECURITIES - 1.1% (cost $110,000)
                       Massachusetts - 1.1%
         110,000      Massachusetts State Health
                      and Education Facility,
                      Capital Assets Program, Series D
                      3.80%, 1/1/35 (a) ......................            110,000
                                                                      -----------
                      Total Investments -
                       (cost $9,555,261) ..........    99.1%           10,013,115
                      Other Assets and
                       Liabilities - net ..........     0.9                85,992
                                                      -----           -----------
                      Net Assets - ................   100.0%          $10,099,107
                                                      =====           ===========

                                   EVERGREEN
                          Massachusetts Tax Free Fund




                      Schedule of Investments (continued)

                                 March 31, 1998

(a) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.
(b) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
(c) At the discretion of the portfolio manager, these securities may be separated into securities with interest or principal payments that are linked to another rate or index and therefore would be considered derivative securities.
(d) At March 31, 1998, $100,000 principal amount of this security was pledged to cover margin requirements for open futures contracts.



Legend of Portfolio Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
FGIC  Insured by Federal Guaranty Insurance Company
FSA   Insured by Financial Security Assurance Corporation
MBIA  Insured by Municipal Bond Investors Assurance Corporation




FUTURES CONTRACTS - SHORT POSITIONS


                  Number                                     Initial Contract        Value at         Unrealized
Expiration     of Contracts                                       Amount          March 31, 1998      Appreciation
------------   --------------                                --------             ----------------    ---
June '98             2          Municipal Bond Index         $245,167             $245,334           $        167
June '98             4          U.S. Treasury Bond Index      461,556              462,111                    555

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Missouri Tax Free Fund




                            Schedule of Investments

                                 March 31, 1998




      Principal
       Amount                                                       Value
MUNICIPAL OBLIGATIONS - 98.2%
                      Missouri - 80.0%
$ 1,105,000           Butler County, Missouri,
                      Public Facilities Authority,
                      Butler County Jail Project
                      6.50%, 12/1/14, (FGIC) ............     $1,219,478
    830,000           Chesterfield, Missouri,
                      General Obligation
                      6.30%, 2/15/13 ....................        908,111
  1,000,000           Clay County, Missouri,
                      Public Building Authority
                      7.00%, 5/15/14, (FGIC) ............      1,138,510
    200,000           Joplin, Missouri
                      Industrial Development Authority
                      Revenue, Catholic Health Facilities
                      Initiatives, Series A
                      5.13%, 12/1/15 ....................        198,472
  1,000,000           Mehlville, Missouri,
                      School District Number R9, General
                      Obligation
                      5.13%, 2/15/11 ....................      1,019,760
  1,000,000           Missouri Higher Education
                      Loan Authority, Student Loan,
                      Series F
                      6.75%, 2/15/09 ....................      1,074,120
    500,000           Missouri State Certificates of
                      Participation, Rehabilitation Center
                      Project, Series A
                      6.00%, 11/1/15 ....................        535,780
                      Missouri State Environmental
                      Improvement and Energy Resource
                      Authority, Water Pollution Control,
                      State Revolving Fund:
  1,000,000            Series A
                      5.75%, 1/1/16 .....................      1,058,440
    600,000            Series B
                      7.20%, 7/1/16 .....................        693,834
                      Missouri State Health and
                      Educational Facilities Authority:
    825,000            Barnes Jewish, Inc., Series A
                      5.15%, 5/15/10 ....................        858,693
  1,000,000            Bethesda Health Group,
                      Project A
                      7.50%, 8/15/12 ....................      1,094,550
    500,000            BJC Health Systems, Series A
                      6.50%, 5/15/20 ....................        561,915
    250,000            Jefferson Memorial Hospital
                      Obligation Group
                      6.80%, 5/15/25 ....................        272,610
    300,000            Lake of Ozarks General Hospital
                      6.50%, 2/15/21 ....................        324,267
    500,000            Maryville University of St. Louis
                      Project
                      5.75%, 6/15/17 ....................        518,150
  1,500,000            SSM Health Care, Series AA
                      6.25%, 6/1/16, (MBIA) .............      1,616,190


      Principal
       Amount                                                       Value
MUNICIPAL OBLIGATIONS - continued
                      Missouri - continued
                      Missouri State Housing Development
                      Commission, Single Family:
$   250,000            Series A
                      7.13%, 12/1/14, (GNMA) ............     $  276,270
                       Series B:
    470,000            6.25%, 9/1/15, (GNMA) ............        500,296
  1,170,000            6.45%, 9/1/27, (GNMA) (d) ........      1,254,217
                      Sikeston, Missouri, Electric Revenue:
    500,000            5.00%, 6/1/22, (MBIA) ............        488,360
    950,000            6.00%, 6/1/13, (MBIA) ............      1,069,434
    500,000            6.00%, 6/1/15, (MBIA) ............        562,050
    495,000           St. Louis, Missouri,
                      Industrial Development Authority,
                      Health Facilities Revenue Mother of
                      Perpetual Help
                      6.40%, 8/1/35, (GNMA) .............        545,990
    700,000           St. Louis, Missouri, Land
                      Clearance Redevelopment
                      Authority Revenue, Refunding
                      Revenue, Kiel Site Lease, Series B
                      5.13%, 7/1/13, (MBIA) .............        707,728
    950,000           St. Louis, Missouri,
                      Municipal Finance Corp.,
                      Leasehold Revenue
                      Improvement, City Justice
                      Center, Series A
                      5.75%, 2/15/11, (AMBAC) ...........      1,024,442
    300,000           Wentzville, Missouri,
                      School District, Series A
                      5.60%, 3/1/11, (FSA) ..............        317,073
    500,000           West Plains, Missouri,
                      Industrial Development Authority,
                      Hospital Revenue, Ozarks Medical
                      Center
                      5.65%, 11/15/22 ...................        499,760
                                                              ----------
                                                              20,338,500
                                                              ----------
                      Puerto Rico - 18.2%
  1,000,000           Commonwealth of Puerto Rico,
                      Aqueduct & Sewer Authority
                      Revenue
                      6.25%, 7/1/12 .....................      1,135,910
  1,800,000           Commonwealth of Puerto Rico,
                      Capital Appreciation,
                      General Obligation
                      (Eff. Yield 4.85%) (b)
                      0.00%, 7/1/14, (MBIA/IBC) .........        812,430
    500,000           Commonwealth of Puerto Rico,
                      General Obligation
                      6.45%, 7/1/17 .....................        568,450
  1,000,000           Commonwealth of Puerto Rico,
                      Highway and Transportation
                      Authority Revenue, Series Y
                      6.25%, 7/1/14 .....................      1,142,600

                                   EVERGREEN
                             Missouri Tax Free Fund




                      Schedule of Investments (continued)

                                 March 31, 1998




   Principal
    Amount                                             Value
MUNICIPAL OBLIGATIONS - continued

              Puerto Rico - continued
$  800,000    Commonwealth of Puerto Rico,
              Linked Bond Payment Obligation
              7.00%, 7/1/10, (MBIA/IBC) (c) ....    $   981,224
                                                    -----------
                                                      4,640,614
                                                    -----------
              Total Municipal Obligations
               (cost $23,273,568) ..............     24,979,114
                                                    -----------


   Principal
    Amount                                             Value
SHORT-TERM MUNICIPAL SECURITIES - 1.0% (cost $255,000)
               Missouri - 1.0%
$  255,000    Kansas City, Missouri, Industrial
              Development Hospital Revenue,
              Insured Research Health Services
              Systems
              3.90%, 12/1/19, (MBIA) (a) .......    $   255,000
                                                    -----------
              Total Investments -
               (cost $23,528,568) .....  99.2%       25,234,114
              Other Assets and
               Liabilities - net ......   0.8           205,084
                                        -----       -----------
              Net Assets -  ........... 100.0%      $25,439,198
                                        =====       ===========

(a) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.
(b) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
(c) At the discretion of the portfolio manager, these securities may be separated into securities with interest or principal payments that are linked to another rate or index and therefore would be considered derivative securities.
(d) At March 31, 1998, $100,000 principal amount of this security was pledged to cover margin requirements for open futures contracts.



Legend of Portfolio Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation FGIC Insured by Federal Guaranty Insurance Company
FSA   Insured by Financial Security Assurance Corporation
GNMA  Insured by Government National Mortgage Association
IBC   Insured Bond Certification
MBIA  Insured by Municipal Bond Investors Assurance Corporation




FUTURES CONTRACTS - SHORT POSITIONS

                  Number                                     Initial Contract        Value at         Unrealized
Expiration     of Contracts                                       Amount          March 31, 1998      Appreciation
------------   --------------                                ---------            ----------------    ----
June '98        4               Municipal Bond Index         $ 490,334            $ 490,668          $        334
June '98       11               U.S. Treasury Bond Index     1,324,279            1,325,808                 1,529

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                        New Jersey Tax Free Income Fund




                            Schedule of Investments

                                 March 31, 1998




      Principal
       Amount                                                     Value
MUNICIPAL OBLIGATIONS - 98.3%
                      Delaware - 2.7%
                      Delaware River and Bay
                      Authority Revenue:
$ 2,000,000            4.80%, 1/1/07 ..................     $2,040,080
  1,000,000            5.00%, 1/1/17, (MBIA) ..........        977,320
  1,000,000            5.40%, 1/1/16, (FGIC) ..........      1,027,070
                                                            ----------
                                                             4,044,470
                                                            ----------
                      New Jersey - 77.5%
    500,000           Atlantic City, New Jersey,
                      Improvement Authority, Luxury
                      Tax Revenue
                      6.90%, 7/1/00 ...................        531,615
  1,000,000           Bergen County, New Jersey,
                      General Obligation
                      5.25%, 10/1/10 ..................      1,048,790
                      Bergen County, New Jersey,
                      Utilities Authority, Water
                      Pollution Control Revenue:
  1,000,000            Series A
                      5.50%, 12/15/06, (FGIC) .........      1,077,270
    500,000            Series B
                      5.63%, 12/15/04, (FGIC) .........        539,110
    400,000           Bridgewater Township, New Jersey,
                      General Obligation
                      6.40%, 7/15/01 ..................        428,604
    500,000           Brigantine, New Jersey,
                      General Obligation
                      6.35%, 8/1/04, (MBIA) ...........        544,670
                      Burlington County, New Jersey,
                      Bridge Commission
                      Systems Revenue:
  1,000,000            5.20%, 10/1/06 .................      1,043,650
    500,000            5.30%, 10/1/13 .................        513,255
  1,270,000           Camden County, New Jersey,
                      Improvement Authority, Lease
                      Revenue, Series A
                      5.00%, 12/1/08 ..................      1,318,882
    500,000           Camden County, New Jersey,
                      Lease Authority Revenue
                      5.63%, 10/1/15, (MBIA) ..........        525,720
  1,500,000           Camden County, New Jersey,
                      Municipal Utilities Authority
                      5.50%, 7/15/08 ..................      1,617,210
  2,500,000           Camden County, New Jersey,
                      Municipal Utilities
                      Authority, Sewer Revenue
                      5.13%, 7/15/17, (FGIC) ..........      2,489,500
    500,000           Camden County, New Jersey,
                      Property and Equipment Program
                      5.60%, 12/1/04 ..................        533,035
    500,000           Cape May County, New Jersey,
                      Improvement Authority
                      5.85%, 4/15/02 ..................        531,835
    500,000           Cape May County, New Jersey,
                      Municipal Utilities Authority,
                      Sewer Revenue, Series A
                      5.75%, 1/1/16, (MBIA) ...........        523,840
    500,000           Cherry Hill Township, New Jersey,
                      General Obligation
                      6.00%, 6/1/06 ...................        540,850
  1,500,000           Egg Harbor Township, New Jersey,
                      School District
                      4.75%, 2/15/11, (FSA) ...........      1,487,100


      Principal
       Amount                                                     Value
MUNICIPAL OBLIGATIONS - continued
                      New Jersey - continued
$   325,000           Essex County, New Jersey,
                      General Obligation, Lease Revenue
                      6.65%, 12/1/00, (AMBAC) .........     $  347,405
    500,000           Essex County, New Jersey,
                      Improvement Authority
                      Revenue, Series A
                      5.80%, 11/1/07 ..................        548,900
                      Essex County, New Jersey,
                      Utilities Authority, Solid
                      Waste Revenue, Series A:
    250,000            5.50%, 4/1/11, (FSA) ...........        263,973
    250,000            5.60%, 4/1/16, (FSA) ...........        262,133
    500,000           Franklin Township, Somerset
                      County, New Jersey, School District
                      6.20%, 4/1/05 ...................        555,310
    500,000           Gloucester County, New Jersey,
                      General Obligation
                      6.25%, 2/1/08, (MBIA) ...........        545,555
  1,600,000           Gloucester County, New Jersey,
                      Solid Waste Revenue,
                      Series A
                      6.20%, 9/1/07 ...................      1,722,368
                      Gloucester County, New Jersey,
                      Utilities Authority,
                      Sewer Revenue:
  1,300,000            5.45%, 1/1/24, (MBIA) ..........      1,324,336
    500,000            6.50%, 1/1/21 ..................        536,015
                      Gloucester Township, New Jersey,
                      General Obligation:
    500,000            5.45%, 7/15/07, (AMBAC) ........        537,670
    500,000            6.38%, 9/15/04, (AMBAC) ........        543,125
  1,000,000           Gloucester Township, New Jersey,
                      Municipal Utilities
                      Authority
                      5.55%, 3/1/09, (AMBAC) ..........      1,079,880
  1,000,000           Hamilton Township, Atlantic
                      County, New Jersey, School District
                      5.88%, 12/15/06, (FGIC) .........      1,078,300
    500,000           Hunterdon County, New Jersey,
                      General Obligation
                      5.50%, 12/1/02 ..................        529,210
  1,500,000           Jersey City, New Jersey,
                      School District
                      5.50%, 3/15/16, (MBIA) ..........      1,557,510
    225,000           Kearny, New Jersey,
                      General Obligation
                      6.30%, 2/1/02 ...................        242,521
  3,000,000           Lacey, New Jersey Municipal
                      Utility Authority, Water Revenue
                      5.10%, 12/1/21 ..................      2,955,180
    400,000           Lakewood Township, New Jersey,
                      School District
                      6.25%, 2/15/12, (AMBAC) .........        459,544
    500,000           Mercer County, New Jersey,
                      School District, Series A
                      5.40%, 12/15/03 .................        530,390

                                   EVERGREEN
                        New Jersey Tax Free Income Fund




                      Schedule of Investments (continued)

                                 March 31, 1998




      Principal
       Amount                                                       Value
MUNICIPAL OBLIGATIONS - continued
                      New Jersey - continued
                      Middlesex County, New Jersey,
                      Utilites Authority, Sewer
                      Revenue, Series A:
$  975,000             5.00%, 12/1/12, (FGIC) ...........     $  981,796
 1,150,000             5.38%, 9/15/15, (FGIC) ...........      1,178,669
   500,000            Monmouth County, New Jersey,
                      General Obligation
                      5.10%, 7/1/03 .....................        518,300
                      Monmouth County, New Jersey
                      Improvement Authority,
                      General Obligation:
 1,000,000             6.40%, 8/1/07 ....................      1,088,710
   800,000             6.40%, 8/1/08 ....................        870,968
   200,000             6.40%, 8/1/09 ....................        217,742
 1,000,000            Morris County, New Jersey,
                      General Obligation
                      6.00%, 7/15/04 ....................      1,099,670
   320,000            New Brunswick, New Jersey,
                      Parking Authority Revenue
                      6.65%, 9/1/99, (FGIC) .............        332,541
                      New Jersey Economic
                      Development Authority Revenue:
   530,000             5.20%, 1/1/09 ....................        531,691
 2,000,000             5.50%, 1/1/18 ....................      1,998,860
   585,000             5.30%, 1/1/10 ....................        586,983
   785,000             6.00%, 10/1/22 ...................        807,671
 4,000,000             Series A,
                      (Eff. Yield 5.63%) (a)
                       0.00%, 7/1/25 ....................        990,880
 2,000,000            New Jersey Economic
                      Development Authority
                      Revenue, Liberty State
                      Parking Project
                      6.80%, 3/15/22 ....................      2,225,940
   500,000            New Jersey Economic
                      Development Authority
                      Revenue, New Jersey
                      Performing Arts Center Project
                      5.50%, 6/15/13, (AMBAC) ...........        524,235
 1,000,000            New Jersey Economic
                      Development Authority
                      Revenue, Public Schools Small
                      Project Loan Program
                      5.40%, 8/15/13 ....................      1,026,210
                      New Jersey Health Care Facilities,
                      Financing Authority Revenue:
 2,375,000             AHS Hospital Corporation, Series A
                      5.00%, 7/1/27 .....................      2,296,886
 1,690,000             Berkeley Heights Convalescent
                      5.00%, 7/1/26, (AMBAC) ............      1,637,678
   750,000             Hackensack Medical Center
                      6.63%, 7/1/17, (FGIC) .............        810,600
 1,950,000             Holy Name Hospital
                      5.25%, 7/1/20, (AMBAC) ............      1,947,289
   500,000             Shore Memorial Hospital
                      Health Care Systems
                      5.00%, 7/1/12, (MBIA) .............        501,640
   500,000            New Jersey State Building
                      Authority Revenue
                      5.00%, 6/15/18 ....................        489,995


      Principal
       Amount                                                       Value
MUNICIPAL OBLIGATIONS - continued
                      New Jersey - continued
                      New Jersey State Economic
                      Development Authority Revenue:
$3,100,000             First Mortgage, Franciscan
                      Oaks Project
                      5.75%, 10/1/23 ....................     $3,133,480
 1,000,000             First Mortgage, Keswick Pines
                      5.70%, 1/1/18 .....................        999,430
   300,000             Series A
                      6.60%, 8/1/21 .....................        322,704
                      New Jersey State Educational
                      Facilities Authority Revenue:
 2,000,000             Higher Education Facilities
                      Trust Fund, Series A
                      5.13%, 9/1/10 .....................      2,062,460
   500,000             Princeton University, Series A
                      6.40%, 7/1/98 .....................        503,325
 1,500,000             Series C
                      6.38%, 7/1/22 .....................      1,654,515
   500,000             Series D
                      6.20%, 7/1/17, (AMBAC) ............        542,405
                       Trenton State College, Series A
 1,575,000             5.10%, 7/1/21, (MBIA) ............      1,549,595
                       Union County College, Series B
   200,000             6.90%, 7/1/99 ....................        207,702
                      New Jersey State General Obligation:
 3,000,000             5.13%, 7/15/08 ...................      3,147,180
   500,000             6.25%, 8/1/06 ....................        545,610
 1,000,000             Series D
                      5.75%, 2/15/06 ....................      1,091,730
                      New Jersey State Health Care
                      Facilities Financing Authority
                      Revenue:
 1,345,000             AHS Hospital Corporation,
                      Series A
                      6.00%, 7/1/11, (AMBAC) ............      1,505,997
 1,000,000             Community Medical Center
                      4.75%, 7/1/19 .....................        946,150
   200,000             Medical Center Princeton,
                      Series D
                      6.60%, 7/1/99 .....................        206,832
 1,000,000             St. Joseph's Hospital and
                      Medical Center, Series D
                      5.70%, 7/1/11 .....................      1,062,280
 1,000,000            New Jersey State Higher
                      Education Student Loan,
                      Series A
                      5.80%, 6/1/16 .....................      1,035,680
 1,500,000            New Jersey State Highway
                      Authority Revenue
                      6.25%, 1/1/14 .....................      1,623,585
                      New Jersey State Sports and
                      Exposition Authority Revenue,
                      Series A:
 1,000,000             5.38%, 9/1/15 ....................      1,019,230
 1,000,000             6.00%, 3/1/21 ....................      1,051,810
   300,000            New Jersey State Transit Corporation,
                      Certificates of Partnership
                      6.50%, 10/1/16, (FSA) .............        340,998

                                   EVERGREEN
                        New Jersey Tax Free Income Fund




                      Schedule of Investments (continued)

                                 March 31, 1998




      Principal
       Amount                                                        Value
MUNICIPAL OBLIGATIONS - continued
                      New Jersey - continued
                      New Jersey State
                      Transportation Trust Fund
                      Authority Revenue:
                      Series A:
$ 1,000,000            4.75%, 12/15/16 ...................     $ 956,890
  3,000,000            5.25%, 6/15/08 ....................     3,172,230
  1,000,000            6.00%, 6/15/02 ....................     1,069,450
                       Series B:
  3,175,000            5.00%, 6/15/04 ....................     3,296,475
  2,750,000            5.25%, 6/15/15 ....................     2,787,015
  1,000,000            6.50%, 6/15/10, (MBIA) ............     1,170,740
  2,000,000           New Jersey State Wastewater
                      Treatment, Trust Loan Revenue
                      6.00%, 7/1/11 ......................     2,122,960
                      New Jersey University of
                      Medicine and Dentistry Revenue:
                      Series C
    300,000            6.90%, 12/1/99 ....................       314,856
                       Series E:
    400,000            5.75%, 12/1/21 ....................       421,952
    500,000            6.50%, 12/1/18 ....................       548,690
  1,000,000           North Bergen Township, New Jersey,
                      Municipal Utility Authority,
                      Sewer Revenue
                      5.38%, 12/15/12, (FGIC) ............     1,030,100
  1,000,000           North Brunswick Township,
                      New Jersey,
                      New Jersey Board of Education
                      5.00%, 2/1/15, (FGIC) ..............       989,840
  1,000,000           North Hudson, New Jersey,
                      Sewage Authority, Sewer Revenue
                      5.50%, 8/1/06, (FGIC) ..............     1,073,820
    350,000           North Jersey District Water
                      Supply Revenue, Wanaque North
                      Project, Series B
                      6.25%, 11/15/17, (MBIA) ............       378,032
  1,000,000           Northwest Bergen County, New Jersey,
                      Utility Authority Systems Revenue
                      6.00%, 7/15/09, (MBIA) .............     1,096,050
    500,000           Ocean City, New Jersey,
                      General Obligation
                      5.90%, 3/15/03, (MBIA) .............       537,660
    500,000           Ocean County, New Jersey,
                      Utilities Authority, General
                      Obligation, Series A
                      5.75%, 1/1/18 ......................       520,775
    300,000           Ocean Township, New Jersey,
                      Municipal Utilities Authority Revenue
                      5.20%, 8/1/05, (MBIA) ..............       313,122
                      Old Bridge Township, New Jersey,
                      Municipal Utilities Authority Revenue:
    285,000            5.75%, 11/1/00, (FGIC) ............       297,899
    500,000            6.25%, 11/1/16, (FGIC) ............       545,750
    500,000           Orange Township, New Jersey,
                      General Obligation
                      6.60%, 2/1/07, (FSA) ...............       550,255


      Principal
       Amount                                                        Value
MUNICIPAL OBLIGATIONS - continued
                      New Jersey - continued
                      Passaic County, New Jersey,
                      General Obligation:
$   500,000            5.40%, 12/1/02, (MBIA) ............     $ 527,105
                       Series A
  1,295,000            6.00%, 9/1/07 .....................     1,447,991
    500,000           Passiac Valley, New Jersey,
                      Sewage Commissioners Revenue,
                      Series D
                      5.75%, 12/1/13, (AMBAC) ............       531,085
    500,000           Patterson, New Jersey,
                      General Obligation
                      6.20%, 2/15/02, (FSA) ..............       536,380
    500,000           Princeton, New Jersey,
                      Regional School District
                      6.05%, 4/15/07 .....................       563,355
    500,000           Randolph Township, New Jersey,
                      School District
                      6.30%, 3/15/06, (FSA) ..............       563,175
    500,000           Rutgers State University,
                      College and University Revenue,
                      Series 1
                      5.25%, 5/1/12 ......................       510,645
    785,000           Somerset County, New Jersey,
                      General Obligation
                      5.90%, 8/1/99 ......................       807,027
  1,100,000           Sparta Township, New Jersey,
                      General Obligation
                      5.80%, 9/1/23, (MBIA) ..............     1,154,945
                      Stafford, New Jersey,
                      Municipal Utilities Authority:
    500,000            6.20%, 6/1/07 .....................       546,106
    375,000            6.25%, 6/1/14 .....................       406,631
    240,000            Sewer Revenue
                       7.10%, 6/1/99, (MBIA) .............       246,132
    500,000           Stony Brook, New Jersey,
                      Regional Sewage Authority
                      Revenue, Series B
                      5.45%, 12/1/12 .....................       534,450
  1,000,000           Sussex County, New Jersey
                      Municipal Utilities Authority,
                      Solid Waste Revenue,
                      Series B
                      5.50%, 12/1/13, (MBIA) .............     1,023,850
  1,095,000           Toms River, New Jersey, Board
                      of Education, School Bond
                      Reserve Act
                      5.75%, 7/15/19, (FGIC) .............     1,156,167
    500,000           Trenton, New Jersey,
                      General Obligation
                      6.55%, 8/15/09, (MBIA) .............       556,070
    395,000           West Caldwell Township, New Jersey,
                      General Obligation
                      6.10%, 3/1/00 ......................       411,278
    200,000           West Morris, New Jersey,
                      Regional High School District
                      5.88%, 1/15/01 .....................       210,070
  3,655,000           West New York and New Jersey,
                      Municipal Utilities Authority,
                      Capital Appreciation Refunding,
                      (Eff. Yield 6.85%) (a)
                      0.00%, 12/15/19, (FGIC) ............     1,225,046

                                   EVERGREEN
                        New Jersey Tax Free Income Fund




                      Schedule of Investments (continued)

                                 March 31, 1998




    Principal
     Amount                                             Value
MUNICIPAL OBLIGATIONS - continued
                New Jersey - continued
 $  1,000,000   West Windsor, New Jersey,
                General Obligation
                5.50%, 12/1/10, (FGIC) .........    $  1,063,910
      500,000   Willingboro, New Jersey,
                Municipal Utilities Authority,
                Water and Sewer Revenue
                6.30%, 1/1/06, (FGIC) ..........         509,305
      500,000   Winslow Township, New Jersey,
                General Obligation
                6.50%, 10/1/18, (FGIC) .........         556,315
      285,000   Woodbridge Township, New Jersey,
                Sewer Utility Revenue
                6.75%, 8/1/99 ..................         295,904
                                                    ------------
                                                     116,709,416
                                                    ------------
                New York - 6.6%
                Port Authority of New York and
                New Jersey, Port Airport
                and Marine Revenue:
                 Series 104:
    1,525,000    4.75%, 1/15/26 ................       1,424,609
    1,500,000    5.00%, 7/15/11, (AMBAC) .......       1,519,605
    1,000,000    5.20%, 7/15/15, (AMBAC) .......       1,007,400
    2,000,000    5.20%, 7/15/17, (AMBAC) .......       2,009,900
                 Series 111
    3,000,000    5.00%, 10/1/27 ................       2,914,410
    1,000,000   Port Authority of New York and
                New Jersey, Special Obligation,
                JFK International Airport Terminal
                5.75%, 12/1/25 .................       1,045,160
                                                    ------------
                                                       9,921,084
                                                    ------------
                 Pennsylvania - 4.1%
      475,000   Delaware River, Joint Toll Bridge,
                Commission Revenue
                6.25%, 7/1/12 ..................         508,687
                Delaware River, Port Authority of
                Pennsylvania and New Jersey
                Revenue:
    2,500,000    5.40%, 1/1/15, (FGIC) .........       2,569,625
    2,000,000    5.50%, 1/1/26 .................       2,059,140
                 Series 1995
    1,000,000    5.40%, 1/1/16, (FGIC) .........       1,021,810
                                                    ------------
                                                       6,159,262
                                                    ------------
                Puerto Rico - 7.4%
    1,000,000   Commonwealth of Puerto Rico,
                Capital Guaranty Certificates
                6.50%, 7/1/23 ..................       1,135,590


    Principal
     Amount                                             Value
MUNICIPAL OBLIGATIONS - continued
                Puerto Rico - continued
 $    500,000   Commonwealth of Puerto Rico,
                Electric Power Authority Revenue,
                Series P
                7.00%, 7/1/21 ..................    $    553,070
                Commonwealth of Puerto Rico,
                General Obligation:
      500,000    5.50%, 7/1/13 .................         511,650
    1,115,000    6.50%, 7/1/08, (MBIA) .........       1,297,403
    1,000,000    6.50%, 7/1/14 .................       1,182,710
    4,520,000   Commonwealth of Puerto Rico,
                Highway and Transportation
                Authority, Highway Revenue,
                Series A,
                (Eff. Yield 4.50%) (a)
                0.00%, 7/1/18 ..................       1,835,346
    2,000,000   Commonwealth of Puerto Rico,
                Highway and Transportation
                Authority, Series Y
                5.00%, 7/1/36 ..................       1,936,940
      250,000   Commonwealth of Puerto Rico,
                Public Buildings Authority,
                Guaranted Revenue
                6.25%, 7/1/09, (AMBAC) .........         286,840
    2,500,000   Commonwealth of Puerto Rico,
                Public Imporovement Revenue
                5.38%, 7/1/25 ..................       2,520,625
                                                    ------------
                                                      11,260,174
                                                    ------------
                Total Municipal Obligations
                 (cost $142,565,084) ...........     148,094,406
                                                    ------------


    Shares
MUTUAL FUND SHARES - 1.0%
   101,178   Dreyfus Municipal Money
             Market Fund ......................         101,178
 1,379,790   Federated Municipal Cash Trust ...       1,379,790
                                                      ---------
             Total Mutual Fund Shares
              (cost $1,480,968) ...............       1,480,968
                                                      ---------
             Total Investments -
              (cost $144,046,052).....  99.3%       149,575,374
             Other Assets and
              Liabilities - net ......   0.7          1,014,357
                                       -----        -----------
             Net Assets - ............ 100.0%      $150,589,731
                                       =====       ============

(a) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.



Legend of Portfolio Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
FGIC  Insured by Federal Guaranty Insurance Company
FSA   Insured by Financial Security Assurance Corporation
MBIA  Insured by Municipal Bond Investors Assurance Corporation







                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             New York Tax Free Fund




                            Schedule of Investments

                                 March 31, 1998




      Principal
       Amount                                                    Value
MUNICIPAL OBLIGATIONS - 97.9%
                      New York - 80.7%
$ 400,000             Albany County, New York,
                      Public Improvements, Series B
                      5.60%, 3/15/14, (FGIC) .........     $  418,000
  465,000             Buffalo, New York,
                      General Obligation, Series E
                      6.50%, 12/1/22 .................        532,137
  500,000             Buffalo, New York, Municipal
                      Water Finance Authority, Series B
                      5.00%, 7/1/18 ..................        487,515
  770,000             Erie County, New York, Water
                      Authority, Fourth Resolution,
                      (Eff. Yield 7.30%) (b)
                      0.00%, 12/1/17, (AMBAC) ........        188,042
  550,000             Hempstead Town, New York,
                      General Obligation, Series B
                      5.63%, 2/1/15, (FGIC) ..........        577,010
  100,000             Islip, New York, Resources
                      Recovery Agency, Electric
                      Light & Power Improvements,
                      Series B
                      7.25%, 7/1/11, (AMBAC) .........        122,895
  695,000             Nassau County, New York,
                      Combined Sewer District, Series B
                      6.00%, 5/1/14, (FGIC) ..........        770,262
  600,000             New Rochelle, New York,
                      General Obligation, Series B
                      6.15%, 8/15/17 .................        649,650
  100,000             New York City, New York,
                      Industrial Development Agency,
                      Japan Airlines
                      6.00%, 11/1/15 .................        107,388
                      New York City, New York,
                      Municipal Water Finance
                      Authority, Water and Sewer
                      Systems Revenue, Series A:
  600,000              7.00%, 6/15/15, (FGIC) (d) ....        656,904
  400,000              7.00%, 6/15/15 ................        432,800
  250,000             New York City, New York,
                      Unrefunded Balance, Series A
                      7.75%, 8/15/15 .................        278,410
                      New York State Dormitory
                      Authority Revenue:
                      City University Systems:
  500,000              7.00%, 7/1/09, (FGIC) .........        603,270
  450,000              Series 2
                      6.25%, 7/1/19, (MBIA) ..........        480,987
  250,000              State University Educational
                      Facilities
                      5.88%, 5/15/11, (AMBAC) ........        277,152
  250,000             New York State Environmental
                      Facilities Revenue, Riverbank
                      State Park
                      5.50%, 4/1/16 ..................        260,160
  875,000             New York State Housing
                      Finance Agency Revenue,
                      Multifamily Mortgage, Series B
                      6.25%, 8/15/14, (AMBAC) ........        933,205
                      New York State Medical Care
                      Facilities Finance Agency
                      Revenue:
  250,000              Health Center Projects
                      6.38%, 11/15/19 ................        274,320
1,000,000              Mental Health Services
                      6.38%, 8/15/14, (FGIC) .........      1,108,890


      Principal
       Amount                                                    Value
MUNICIPAL OBLIGATIONS - continued
                      New York - continued
                      New York State Medical Care
                      Facilities Finance Agency
                      Revenue (cont.):
                       New York Hospital:
$ 400,000              6.75%, 8/15/14 ................     $  463,680
  300,000              6.80%, 8/15/24 ................        348,642
  700,000             New York State Thruway
                      Authority, Service Contract,
                      Local Highway and Bridge Revenue
                      5.75%, 4/1/16 ..................        731,052
                      New York State Urban Development
                      Corporation, Correctional Capital
                      Facilities Revenue:
  500,000              (Eff. Yield 5.63%) (b)
                      0.00%, 1/1/10, (AMBAC) .........        286,140
  500,000              7.50%, 4/1/11 .................        556,300
  600,000              Series A;
                      6.50%, 1/1/09 ..................        680,256
1,000,000              6.50%, 1/1/10, (FSA) ..........      1,167,890
  500,000             New York State Urban
                      Development Corporation,
                      Higher Education Technology Grants
                      6.00%, 4/1/10, (MBIA) ..........        544,025
  100,000             Niagara Falls, New York,
                      Frontier Transportation
                      Authority, Greater Buffalo
                      International Airport
                      6.13%, 4/1/14, (AMBAC) .........        107,343
                      Niagara Falls, New York,
                      Public Improvements:
  500,000              7.50%, 3/1/14, (MBIA) .........        640,540
  750,000              7.50%, 3/1/16, (MBIA) .........        969,172
  250,000             St. Lawrence County, New York,
                      Industrial Development
                      Civic Facilities Revenue, St.
                      Lawrence University Project,
                      Series A
                      5.63%, 7/1/13, (MBIA) ..........        261,308
1,000,000             Suffolk County, New York,
                      Industrial Development
                      Agency, Southwest Sewer
                      Systems Revenue
                      6.00%, 2/1/08, (FGIC) ..........      1,118,440
  805,000             Triborough Bridge and Tunnel
                      Authority, New York, General
                      Purpose Revenue, Series X
                      6.63%, 1/1/12 ..................        946,938
                                                           ----------
                                                           17,980,723
                                                           ----------
                      Puerto Rico - 17.2%
2,000,000             Commonwealth of Puerto Rico,
                      Capital Appreciation,
                      General Obligation
                      (Eff. Yield 4.85%) (b)
                      0.00%, 7/1/14, (MBIA) ..........        902,700
1,550,000             Commonwealth of Puerto Rico,
                      Industrial, Tourist,
                      Educational, Medical &
                      Environmental Control Facilities,
                      Hospital Auxilio Mutuo Obligation
                      Group, Series A,
                      6.25%, 7/1/24 (MBIA) ...........      1,698,614

                                   EVERGREEN
                             New York Tax Free Fund




                      Schedule of Investments (continued)

                                 March 31, 1998




    Principal
     Amount                                             Value
MUNICIPAL OBLIGATIONS - continued

                Puerto Rico - continued
$  1,000,000    Commonwealth of Puerto Rico,
                Linked Bond Payment Obligation
                7.00%, 7/1/10, (MBIA) (c) .......    $ 1,226,530
                                                     -----------
                                                       3,827,844
                                                     -----------
                Total Municipal Obligations
                (cost $20,260,387) ..............     21,808,567
                                                     -----------


    Principal
     Amount                                             Value
SHORT-TERM MUNICIPAL SECURITIES - 1.0% (cost $220,000)
$    220,000    New York City, New York,
                Municipal Water Finance
                Authority, Water and Sewer
                Systems Revenue, Series G
                3.85%, 6/15/24 (a) ..............    $   220,000
                                                     -----------
                Total Investments -
                 (cost $20,480,387).....  98.9%       22,028,567
                Other Assets and
                 Liabilities - net .....   1.1           240,041
                                         -----       -----------
                Net Assets ............. 100.0%      $22,268,608
                                         =====       ===========


(a) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.
(b) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
(c) At the discretion of the portfolio manager, these securities may be separated into securities with interest or principal payments that are linked to another rate or index and therefore would be considered derivative securities.
(d) At March 31, 1998, $100,000 principal amount of this security was pledged to cover margin requirements for open futures contracts.



Summary of Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
FGIC  Insured by Federal Guaranty Insurance Company
FSA   Insured by Financial Security Assurance Company
MBIA  Insured by Municipal Bond Investors Assurance Corporation




FUTURES CONTRACTS - SHORT POSITIONS

                  Number                                     Initial Contract        Value at         Unrealized
Expiration     of Contracts                                       Amount          March 31, 1998      Appreciation
------------   --------------                                ---------            ----------------    -------------
June '98        4               Municipal Bond Index         $ 490,334            $ 490,668          $        334
June '98       10               U.S. Treasury Bond Index     1,203,890            1,205,279                 1,389

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Pennsylvania Tax Free Fund




                            Schedule of Investments

                                 March 31, 1998




      Principal
       Amount                                                     Value
MUNICIPAL OBLIGATIONS - 97.2%
                      Pennsylvania - 88.0%
$ 2,000,000           Albert Gallatin, Pennsylvania,
                      Area School District
                      5.30%, 9/1/17 ...................     $2,031,480
                      Allegheny County, Pennsylvania:
    955,000            Finance Authority, Single
                      Family Mortgage, Series Y
                      6.60%, 11/1/14 ..................      1,033,176
  2,000,000            Industrial Development
                      Authority, USX Corporation,
                      Series A
                      6.70%, 12/1/20 ..................      2,176,240
                      Allegheny County, Pennsylvania,
                      Hospital Development:
  1,000,000            Children's Hospital of Pittsburgh,
                      5.38%, 7/1/17 ...................      1,014,810
  1,000,000            Health Center, University of
                      Pittsburgh
                      6.00%, 4/1/05 ...................      1,086,650
  2,000,000            Pittsburgh Mercy Health Systems
                      5.63%, 8/15/18 ..................      2,170,140
  1,000,000            South Hills Health System
                      5.13%, 5/1/23 ...................        970,460
                      Allegheny County, Pennsylvania,
                      Hospital Development, University of
                      Pittsburgh Medical Center:
  3,000,000            5.13%, 7/1/22 ..................      2,940,870
  1,000,000            5.30%, 12/1/12 .................      1,019,900
  1,250,000           Beaver County, Pennsylvania,
                      Industrial Development Authority,
                      Pollution Control, Ohio Edison Co.
                      Project, Series A
                      7.75%, 9/1/24 ...................      1,316,337
                      Bradford, Pennsylvania,
                      Area School District:
  1,525,000            5.50%, 10/1/14 .................      1,592,252
  2,000,000            5.75%, 10/1/15 .................      2,177,420
                      Bucks County, Pennsylvania,
                      General Obligation:
  1,000,000            5.50%, 5/1/07 ..................      1,066,240
  2,095,000            5.50%, 12/1/10 .................      2,207,858
  1,000,000           Bucks County, Pennsylvania, Water
                      and Sewer Revenue
                      6.20%, 12/1/03 ..................      1,062,960
  4,485,000           Cambria County, Pennsylvania,
                      General Obligation, Series A
                      6.63%, 8/15/12 ..................      4,989,832
  1,000,000           Central Bucks, Pennsylvania,
                      School District, Series A
                      6.90%, 11/15/13 .................      1,145,180
  1,000,000           Central Dauphin, Pennsylvania,
                      School District
                      5.90%, 6/1/00 ...................      1,039,740
  1,000,000           Council Rock, Pennsylvania,
                      School District
                      6.50%, 3/1/02 ...................      1,062,640
  1,500,000           Crawford Central, Pennsylvania,
                      School District
                      5.55%, 2/15/08 ..................      1,581,120


      Principal
       Amount                                                     Value
MUNICIPAL OBLIGATIONS - continued
                      Pennsylvania - continued
$ 1,600,000           Dauphin County, Pennsylvania,
                      General Obligation
                      5.40%, 8/1/06 ...................     $1,665,424
  1,000,000           Dauphin County, Pennsylvania,
                      General Authority Health System,
                      Pinnacle Health System Project
                      5.50%, 5/15/17 ..................      1,028,030
  1,350,000           Delaware County, Pennsylvania,
                      Industrial Development Authority,
                      Pollution Control, Philadelphia
                      Electric Co., Series A
                      7.38%, 4/1/21 ...................      1,468,516
  1,500,000           Delaware County, Pennsylvania,
                      General Obligation
                      5.50%, 10/1/15 ..................      1,547,355
                      Delaware River Port Authority,
                      Pennsylvania and New Jersey:
  1,000,000            5.30%, 1/1/10 ..................      1,041,170
  1,400,000            5.45%, 1/1/12 ..................      1,462,748
  1,000,000           Delaware State, River and Bay
                      Authority Revenue
                      5.40%, 1/1/16 (FGIC) ............      1,026,890
  2,140,000           East Stroudsburg, Pennsylvania,
                      Area School District
                      5.00%, 11/15/09 .................      2,189,755
  1,485,000           Elizabeth Forward, Pennsylvania,
                      Area School District,
                      (Eff. Yield 6.70%)(a)
                      0.00%, 9/1/15 ...................        619,200
    500,000           Erie County, Pennsylvania,
                      Industrial Development Authority,
                      Environmental Improvement,
                      International Paper Co. Project,
                      Series A
                      7.63%, 11/1/18 ..................        583,680
  1,000,000           Fox Chapel, Pennsylvania,
                      Area School District
                      5.50%, 8/15/09 ..................      1,043,960
  3,030,000           Fox Chapel, Pennsylvania, Authority
                      Waterworks Revenue
                      5.13%, 5/15/28 ..................      2,955,583
                      Greene County, Pennsylvania,
                      Industrial Development Authority:
  3,000,000            Monongahela Power Co., Series B
                      4.75%, 2/1/07 ...................      2,989,620
  1,500,000            West Pennsylvania Power Co.
                      5.10%, 2/1/12 ...................      1,493,595
  5,205,000           Harrisburg, Pennsylvania,
                      General Obligation,
                      (Eff. Yield 5.35%) (a)
                      0.00%, 3/15/13 ..................      2,448,641
  1,000,000           Harrisburg, Pennsylvania,
                      Authority Lease Revenue,
                      Green County Prison Project
                      6.25%, 6/1/01 ...................      1,065,810
  2,000,000           Hempfield, Pennsylvania,
                      Area School District
                      5.30%, 10/15/14 .................      2,038,360
  2,500,000           Indiana County, Pennsylvania,
                      Industrial Development Authority,
                      Pennsylvania Electric Co. Project
                      5.35%, 11/1/10 ..................      2,647,325

                                   EVERGREEN
                           Pennsylvania Tax Free Fund




                      Schedule of Investments (continued)

                                 March 31, 1998




      Principal
       Amount                                                     Value
MUNICIPAL OBLIGATIONS - continued
                      Pennsylvania - continued
                      Lehigh County, Pennsylvania,
                      General Purpose Authority:
$ 1,000,000            Good Shepherd Rehabilitation
                      Hospital
                      7.50%, 11/15/21 .................     $1,126,800
  1,250,000            Lehigh Valley Hospital, Series A
                      7.00%, 7/1/16 ...................      1,528,175
  1,000,000           Lower Merion Township,
                      Pennsylvania, General Obligation
                      5.75%, 8/1/09 ...................      1,046,930
  1,780,000           Mars, Pennsylvania,
                      Area School District,
                      (Eff. Yield 6.60%) (a)
                      0.00%, 9/1/26 ...................        414,064
  4,000,000           McKeesport, Pennsylvania,
                      Area School District
                      6.00%, 10/1/25 ..................      4,449,520
  1,305,000           Mon Valley, Pennsylvania,
                      Sewer Revenue
                      6.55%, 11/1/19 (MBIA) ...........      1,443,213
                      Montgomery County, Pennsylvania:
  1,340,000            General Obligation
                      5.35%, 10/15/16 .................      1,385,600
  3,000,000            Industrial Development
                      Revenue, Hill School Project
                      5.35%, 8/15/27 ..................      3,033,510
    950,000            Industrial Development,
                      Pollution Control,
                      Philadelphia Electric Co.
                      7.60%, 4/1/21 ...................      1,039,291
                      Montgomery County, Pennsylvania,
                      Education and Health, Abington
                      Memorial Hospital:
  2,000,000            5.13%, 6/1/14 ..................      1,998,000
  1,000,000            6.40%, 6/1/02 ..................      1,059,860
  1,025,000           Montgomery County, Pennsylvania,
                      Higher Education and Health, County
                      Community College Project
                      6.75%, 11/1/02 ..................      1,089,462
    500,000           Mount Pleasant, Pennsylvania,
                      Business Authority, Frick Hospital
                      5.75%, 12/1/27 ..................        504,410
  1,510,000           New Wilmington, Pennsylvania,
                      Municipal Authority, Westminster
                      College
                      5.05%, 3/1/12 ...................      1,497,603
  1,280,000           North Pennsylvania, School District
                      5.50%, 3/1/05 ...................      1,364,608
  1,000,000           North Pennsylvania, Water Authority
                      6.00%, 11/1/07 ..................      1,070,010
  4,890,000           North Wales, Pennsylvania,
                      Water Authority
                      5.00%, 11/1/13 ..................      4,867,946
  4,000,000           Northampton County, Pennsylvania,
                      Higher Education Authority,
                      Lafayette College Project
                      5.00%, 11/1/27 ..................      3,833,880
  2,035,000           Northampton County, Pennsylvania,
                      Industrial Development, Citizen
                      Utility Co. Project
                      4.75%, 8/1/15, VRDN (d) .........      2,035,000


      Principal
       Amount                                                     Value
MUNICIPAL OBLIGATIONS - continued
                      Pennsylvania - continued
$ 3,000,000           Northeastern Pennsylvania, Hospital
                      and Education Authority, Wyoming
                      Valley Health Care
                      5.25%, 1/1/26 ...................     $2,995,980
  2,000,000           Owen J. Roberts School District,
                      Pennsylvania
                      5.38%, 5/15/18 ..................      2,029,780
  1,325,000           Parkland, Pennsylvania,
                      School District
                      5.75%, 9/1/14 ...................      1,407,110
  1,000,000           Penn Hills, Pennsylvania,
                      General Obligation
                      5.60%, 12/1/05 ..................      1,058,640
  1,000,000           Pennridge, Pennsylvania,
                      School District
                      6.15%, 2/15/03 ..................      1,065,920
                      Pennsylvania Convention Center,
                      Authority Revenue, Capital
                      Appreciation:
  1,000,000            6.60%, 9/1/00 ..................      1,057,970
  2,000,000            (Eff. Yield 9.58%) (a)
                      0.00%, 9/1/08 ...................      1,229,280
  1,000,000            Series A
                      6.75%, 9/1/19 ...................      1,134,830
                      Pennsylvania Housing Finance
                      Agency, Single Family Mortgage:
    790,000            Series 33
                      6.90%, 4/1/17 ...................        850,743
  2,000,000            Series 34A
                      6.85%, 4/1/16 ...................      2,125,620
    750,000            Series 40
                      6.80%, 10/1/15 ..................        811,380
  1,840,000            Series 50A
                      6.00%, 10/1/13 ..................      1,957,852
  1,650,000           Pennsylvania Intragovernmental
                      Cooperation Authority, Special Tax,
                      Philadelphia Funding Program
                      6.75%, 6/15/21 (FGIC) ...........      1,897,896
                      Pennsylvania State University:
  1,000,000            6.25%, 3/1/11 ..................      1,065,490
  1,000,000            6.60%, 7/1/02 ..................      1,089,480
  1,080,000           Pennsylvania State, Certificates of
                      Participation
                      5.90%, 5/1/99 ...................      1,103,684
  5,000,000           Pennsylvania State, Finance
                      Authority Revenue
                      6.60%, 11/1/09 ..................      5,469,500
  2,000,000           Pennsylvania State, Higher
                      Education Facility, University of
                      Pennsylvania
                      5.40%, 9/1/07 ...................      2,114,940
  1,000,000           Pennsylvania State, Higher
                      Educational Facility, University of
                      Pennsylvania and Presbyterian
                      Medical Center of Pennsylvania
                      6.00%, 1/1/07 ...................      1,107,770
                      Pennsylvania State, Higher
                      Educational Revenue:
  2,025,000            5.00%, 12/15/09 ................      2,071,089
  2,950,000            5.25%, 6/15/17 .................      2,984,722
    485,000            6.63%, 8/15/09 .................        534,625

                                   EVERGREEN
                           Pennsylvania Tax Free Fund




                      Schedule of Investments (continued)

                                 March 31, 1998




      Principal
       Amount                                                         Value
MUNICIPAL OBLIGATIONS - continued
                      Pennsylvania - continued
                      Pennsylvania State, Higher
                      Educational Revenue, Thomas
                      Jefferson University:
$ 1,000,000            5.15%, 11/1/10 .....................     $ 1,046,648
  2,000,000            5.80%, 8/15/99 .....................       2,051,722
  1,115,000            6.63%, 8/15/09 .....................       1,238,007
                      Pennsylvania State, Industrial
                      Development Authority:
  2,000,000            6.00%, 7/1/06 ......................       2,206,420
  2,000,000            7.00%, 1/1/06 ......................       2,318,380
  1,000,000            7.00%, 7/1/06 ......................       1,167,760
    875,000            Series 1994
                      6.00%, 1/1/12 .......................         945,761
                      Pennsylvania State, Turnpike
                      Commission Revenue:
  1,000,000            6.45%, 6/1/03 ......................       1,079,700
  3,000,000            6.50%, 12/1/13 .....................       3,256,500
  4,000,000           Philadelphia, Pennsylvania, Water
                      and Waste Revenue
                      6.25%, 8/1/12 (MBIA) ................       4,595,080
  1,000,000           Philadelphia, Pennsylvania, Airport
                      Parking Authority Revenue
                      5.75%, 9/1/08 .......................       1,095,590
                      Philadelphia, Pennsylvania,
                      Hospital and Higher Education
                      Facilities Authority:
    500,000            Albert Einstein Medical Center,
                      7.63%, 4/1/11 .......................         524,995
    280,000            Community College, Series B
                      6.50%, 5/1/07 .......................         318,307
    500,000            Temple University Hospital
                      5.50%, 11/15/15 .....................         505,355
  3,000,000           Pittsburgh, Pennsylvania, Water and
                      Sewer Systems Revenue
                      5.00%, 9/1/21 .......................       2,899,620
  1,000,000           Pleasant Valley, Pennsylvania,
                      School District
                      5.60%, 11/15/14 .....................       1,035,660
  1,000,000           Pocono Mountain, Pennsylvania,
                      School District
                      6.10%, 10/1/03 ......................       1,066,170
  6,460,000           Radnor Township, Pennsylvania,
                      School District
                      5.00%, 3/15/26 ......................       6,262,389
  2,865,000           Solanco, Pennsylvania, School
                      District
                      5.20%, 2/15/14 ......................       2,895,713
  1,500,000           Southeastern Pennsylvania,
                      Transportation Authority
                      5.63%, 3/1/07 .......................       1,606,515
  2,000,000           Titusville, Pennsylvania,
                      Area School District
                      5.25%, 7/1/17 .......................       2,019,220
  1,000,000           Tredyffrin Township, Pennsylvania,
                      General Obligation
                      5.45%, 11/15/13 .....................       1,029,880
  1,000,000           Unionville-Chadds Ford,
                      Pennsylvania, School District
                      5.80%, 6/1/13 .......................       1,068,700
                      University of Pittsburgh, Pennsylvania:
  1,000,000            5.00%, 6/1/17 ......................         987,740
  1,000,000            5.90%, 6/1/03 ......................       1,078,375


      Principal
       Amount                                                         Value
MUNICIPAL OBLIGATIONS - continued
                      Pennsylvania - continued
$ 3,060,000           Upper Dublin, Pennsylvania,
                      School District
                      5.00%, 11/15/08 .....................     $ 3,143,079
                      Upper Merion, Pennsylvania,
                      Municipal Utilities Authority:
  1,000,000            6.00%, 8/15/12 .....................       1,053,890
  2,325,000            6.00%, 8/15/16 .....................       2,436,856
  1,000,000           Wallenpaupack, Pennsylvania,
                      Area School District
                      6.00%, 9/1/03 .......................       1,039,190
  1,000,000           West Mifflin, Pennsylvania, Sewer
                      Municipal Authority, Sewer Revenue
                      5.70%, 8/1/15 .......................       1,045,870
  1,000,000           York County, Pennsylvania,
                      General Obligation,
                      6.00%, 10/1/04 ......................       1,060,270
                      York County, Pennsylvania, Hospital
                      Authority Revenue, York Hospital:
  3,000,000            5.25%, 7/1/23 ......................       2,991,810
  2,000,000            5.25%, 7/1/17 ......................       2,007,440
                                                                -----------
                                                                194,031,762
                                                                -----------
                      Puerto Rico - 9.2%
                      Commonwealth of Puerto Rico,
                      Highway and Transportation
                      Authority, Highway Revenue:
  9,000,000            Series A,
                      (Eff. Yield 5.50%)(a)
                      0.00%, 7/1/16 .......................       3,579,660
  1,000,000            Series W
                      5.50%, 7/1/13 .......................       1,069,250
    100,000            Series Y
                      5.25%, 7/1/15 .......................         101,691
  3,250,000           Commonwealth of Puerto Rico
                      Industrial, Tourist, Educational,
                      Medical & Environmental Control
                      Facilities, Hospital Auxilio Mutuo
                      Obligation Group, Series A
                      6.25%, 7/1/24 (MBIA) ................       3,561,610
  3,950,000           Commonwealth of Puerto Rico,
                      Linked Bond Payment Obligation,
                      7.00%, 7/1/10 (MBIA)(b) .............       4,844,794
  1,000,000           Commonwealth of Puerto Rico,
                      Municipal Finance Agency, Series A
                      6.00%, 7/1/11 .......................       1,125,760
  2,900,000           Commonwealth of Puerto Rico, Public
                      Buildings Authority, Guaranteed
                      Government Facilities, Series B
                      5.25%, 7/1/21 .......................       2,899,768
  1,800,000           Commonwealth of Puerto Rico, Public
                      Buildings Authority, Guaranteed
                      Public Education and Health
                      Facilities, Series M
                      5.70%, 7/1/09 .......................       1,969,920
  1,000,000           University of Puerto Rico,
                      University Revenue, Series N
                      6.25%, 6/1/07 .......................       1,140,170
                                                                -----------
                                                                 20,292,623
                                                                -----------
                      Total Municipal Obligations
                      (cost $206,219,952) .................     214,324,385
                                                                -----------

                                   EVERGREEN
                           Pennsylvania Tax Free Fund




                      Schedule of Investments (continued)

                                 March 31, 1998


    Principal
     Amount                                         Value
SHORT-TERM MUNICIPAL SECURITIES - 0.9% (cost $2,140,000)
                 Pennsylvania - 0.9%
 $  2,140,000   Philadelphia, Pennsylvania,
                Hospital and Higher Educational
                Facilities Authority Revenue,
                Children's Hospital of
                Philadelphia, Series B,
                (SPA: Morgan Guaranty)
                3.75%, 3/1/27 (c) ...........    $2,140,000
                                                 ----------


    Shares                                               Value
MUTUAL FUND SHARES - 1.4%
  3,000,000   Federated Tax Free O bligation ....    $  3,000,000
     59,738   Pennsylvania Municip al Cash Trust,
              Institutional Service Shares ......          59,738
                                                     ------------
              Total Mutual Fund Shares
              (cost $3,059,738) .................       3,059,738
                                                     ------------
              Total Investments -
               (cost $211,419,690) .....  99.5%       219,524,123
              Other Assets and
               Liabilities - net .......   0.5          1,004,208
                                         -----       ------------
              Net Assets -  ............ 100.0%      $220,528,331
                                         =====       ============

(a) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
(b) At the discretion of the portfolio manager, these securities may be separated into securities with interest or principal payments that are linked to another rate or index and therefore would be considered derivative securities.
(c) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.
(d) Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at March 31, 1998.



Legend of Portfolio Abbreviations:
FGIC  Insured by Federal Guaranty Insurance Company
MBIA  Insured by Municipal Bond Investors Assurance Corporation
SPA   Security Purchase Agreement
VRDN  Variable Rate Demand Notes







                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Municipal Bond Funds




                      Statements of Assets and Liabilities

                                 March 31, 1998


                                                California      Connecticut     Massachusetts
                                                   Fund            Fund             Fund
                                             --------------- ---------------- ----------------
Assets
 Investments at market value
  (identified cost-$25,045,496,
  $65,481,487, $9,555,261,
  $23,528,568, $144,046,052
  $20,480,387 and $211,419,690,
  respectively) ............................   $26,341,725     $ 67,429,235     $10,013,115
 Cash ......................................         3,188                0             549
 Receivable for Fund shares sold ...........       680,808            5,000               0
 Interest receivable .......................       307,233        1,020,789         113,018
 Receivable for investments sold ...........             0                0               0
 Prepaid expenses and other assets .........        20,934            8,952           5,364
--------------------------------------------   -----------     ------------     -----------
  Total assets .............................    27,353,888       68,463,976      10,132,046
--------------------------------------------   -----------     ------------     -----------
Liabilities
 Payable for Fund shares redeemed ..........       122,430                0           5,667
 Dividends payable .........................        52,551          248,596           6,541
 Due to related parties ....................        28,880           36,603           4,774
 Payable for daily variation margin on
  open futures contracts ...................        10,594                0           2,750
 Distribution fee payable ..................         9,765              264           6,096
 Accrued Trustees' fees and expenses .......           404              198             298
 Accrued registration and filing fees ......            23           20,760               0
 Payable for investments purchased .........             0                0               0
 Accrued expenses and other liabilities.....         7,465            5,314           6,813
--------------------------------------------   -----------     ------------     -----------
  Total liabilities ........................       232,112          311,735          32,939
--------------------------------------------   -----------     ------------     -----------
Net assets .................................   $27,121,776     $ 68,152,241     $10,099,107
============================================   ===========     ============     ===========
Net assets represented by
 Paid-in capital ...........................   $25,744,776     $ 65,779,367     $ 9,594,520
 Undistributed net investment income
  (accumulated distributions in excess
  of net investment income) ................       (52,878)               0          (6,750)
 Accumulated net realized gain on
  investments and closed futures
  contracts ................................       130,786          425,126          52,761
 Net unrealized appreciation on
  investments and open futures
  contracts ................................     1,299,092        1,947,748         458,576
--------------------------------------------   -----------     ------------     -----------
  Total net assets .........................   $27,121,776     $ 68,152,241     $10,099,107
============================================   ===========     ============     ===========
Net assets consist of
 Class A ...................................   $ 6,419,855     $    146,151     $ 2,076,481
 Class B ...................................    18,966,876          331,130       6,383,946
 Class C ...................................     1,735,045                0       1,638,680
 Class Y ...................................             0       67,674,960               0
--------------------------------------------   -----------     ------------     -----------
                                               $27,121,776     $ 68,152,241     $10,099,107
                                               ===========     ============     ===========
Shares outstanding
 Class A ...................................       643,160           22,925         212,751
 Class B ...................................     1,908,772           51,933         658,769
 Class C ...................................       174,887                0         169,219
 Class Y ...................................             0       10,616,012               0
--------------------------------------------   -----------     ------------     -----------
Net asset value per share
 Class A ...................................   $      9.98     $       6.38     $      9.76
============================================   ===========     ============     ===========
 Class A - Offering price (based on
  sales charge of 4.75%) ...................   $     10.48     $       6.70     $     10.25
============================================   ===========     ============     ===========
 Class B ...................................   $      9.94     $       6.38     $      9.69
============================================   ===========     ============     ===========
 Class C ...................................   $      9.92                -     $      9.68
============================================   ===========     ============     ===========
 Class Y ...................................             -     $       6.37               -
============================================   ===========     ============     ===========



                                                 Missouri       New Jersey        New York      Pennsylvania
                                                  Fund             Fund            Fund            Fund
                                             -------------- ----------------- -------------- ----------------
Assets
 Investments at market value
  (identified cost-$25,045,496,
  $65,481,487, $9,555,261,
  $23,528,568, $144,046,052
  $20,480,387 and $211,419,690,
  respectively) ............................  $25,234,114     $ 149,575,374    $22,028,567     $219,524,123
 Cash ......................................        3,194                 0          1,584               19
 Receivable for Fund shares sold ...........          565            55,636            460          714,105
 Interest receivable .......................      337,653         1,914,117        283,996        3,017,170
 Receivable for investments sold ...........            0         2,834,063              0                0
 Prepaid expenses and other assets .........       36,820             4,873          5,071            3,937
--------------------------------------------- -----------     -------------    -----------     ------------
  Total assets .............................   25,612,346       154,384,063     22,319,678      223,259,354
--------------------------------------------- -----------     -------------    -----------     ------------
Liabilities
 Payable for Fund shares redeemed ..........       12,074           130,978              0          225,254
 Dividends payable .........................       55,421           457,457         28,837        1,382,787
 Due to related parties ....................       53,214            28,504          1,320           49,380
 Payable for daily variation margin on
  open futures contracts ...................        6,906                 0          6,438                0
 Distribution fee payable ..................       12,994               947         11,106           31,615
 Accrued Trustees' fees and expenses .......          370             6,612            257                0
 Accrued registration and filing fees ......        1,429            14,895             15           44,474
 Payable for investments purchased .........            0         3,122,960              0          972,453
 Accrued expenses and other liabilities.....       30,740            31,979          3,097           25,060
--------------------------------------------- -----------     -------------    -----------     ------------
  Total liabilities ........................      173,148         3,794,332         51,070        2,731,023
--------------------------------------------- -----------     -------------    -----------     ------------
Net assets .................................  $25,439,198     $ 150,589,731    $22,268,608     $220,528,331
============================================= ===========     =============    ===========     ============
Net assets represented by
 Paid-in capital ...........................  $23,667,371     $ 144,667,683    $20,553,591     $211,180,842
 Undistributed net investment income
  (accumulated distributions in excess
  of net investment income) ................      (46,006)            1,977        (14,383)        (106,253)
 Accumulated net realized gain on
  investments and closed futures
  contracts ................................      110,424           390,749        179,497        1,349,309
 Net unrealized appreciation on
  investments and open futures
  contracts ................................    1,707,409         5,529,322      1,549,903        8,104,433
--------------------------------------------- -----------     -------------    -----------     ------------
  Total net assets .........................  $25,439,198     $ 150,589,731    $22,268,608     $220,528,331
============================================= ===========     =============    ===========     ============
Net assets consist of
 Class A ...................................  $ 4,897,029     $  31,614,432    $ 3,559,242     $ 24,118,585
 Class B ...................................   19,552,404        13,644,760     17,244,821       37,035,655
 Class C ...................................      989,765                 0      1,464,545        6,414,002
 Class Y ...................................            0       105,330,539              0      152,960,089
--------------------------------------------- -----------     -------------    -----------     ------------
                                              $25,439,198     $ 150,589,731    $22,268,608     $220,528,331
                                              ===========     =============    ===========     ============
Shares outstanding
 Class A ...................................      479,612         2,844,866        351,689        2,060,980
 Class B ...................................    1,938,595         1,227,877      1,720,078        3,205,942
 Class C ...................................       98,157                 0        146,106          553,629
 Class Y ...................................            0         9,478,550              0       13,072,063
--------------------------------------------- -----------     -------------    -----------     ------------
Net asset value per share
 Class A ...................................  $     10.21     $       11.11    $     10.12     $      11.70
============================================= ===========     =============    ===========     ============
 Class A - Offering price (based on
  sales charge of 4.75%) ...................  $     10.72     $       11.66    $     10.62     $      12.28
============================================= ===========     =============    ===========     ============
 Class B ...................................  $     10.09     $       11.11    $     10.03     $      11.55
============================================= ===========     =============    ===========     ============
 Class C ...................................  $     10.08                 -    $     10.02     $      11.59
============================================= ===========     =============    ===========     ============
 Class Y ...................................            -     $       11.11              -     $      11.70
============================================= ===========     =============    ===========     ============

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Municipal Bond Funds




                           Statements of Operations

                           Year Ended March 31, 1998


                                             California    Connecticut    Massachusetts
                                                Fund          Fund*           Fund
                                           ------------- -------------- ----------------
Investment income
 Interest ................................  $1,471,400     $1,197,743      $  611,380
------------------------------------------  ----------     ----------      ----------
Expenses
 Distribution Plan expenses ..............     216,952            466          87,863
 Management fee ..........................     150,177        141,059          62,171
 Transfer agent fees .....................      22,765            138          11,610
 Professional fees .......................      19,859         16,017          17,372
 Shareholder reports expense .............      19,605          8,546          15,585
 Custodian fees ..........................       9,628          8,053           3,882
 Registration and filing fees ............       4,412         23,632           6,697
 Administrative services fees ............       1,621          7,220           2,145
 Trustees' fees and expenses .............       1,363            545             750
 Other ...................................       2,504          1,768           2,527
 Fee waivers .............................     (67,381)       (64,322)        (54,590)
------------------------------------------  ----------     ----------      ----------
  Total expenses .........................     381,505        143,122         156,012
 Less: Indirectly paid expenses ..........        (724)        (1,595)           (299)
------------------------------------------  ----------     ----------      ----------
  Net expenses ...........................     380,781        141,527         155,713
------------------------------------------  ----------     ----------      ----------
 Net investment income ...................   1,090,619      1,056,216         455,667
------------------------------------------  ----------     ----------      ----------
Net realized and unrealized gain on
 investments and futures contracts
 Net realized gain (loss) on:
  Investments ............................     364,453        425,126         389,235
  Closed futures contracts ...............    (128,095)             0         (19,681)
------------------------------------------  ----------     ----------      ----------
 Net realized gain on investments and
  closed futures contracts ...............     236,358        425,126         369,554
 Net change in unrealized appreciation
  (depreciation) on investments and
  open futures contracts .................   1,295,323         55,361         258,124
------------------------------------------  ----------     ----------      ----------
 Net realized and unrealized gain on
  investments and futures contracts ......   1,531,681        480,487         627,678
------------------------------------------  ----------     ----------      ----------
 Net increase in net assets resulting
  from operations ........................  $2,622,300     $1,536,703      $1,083,345
==========================================  ==========     ==========      ==========



                                              Missouri     New Jersey     New York     Pennsylvania
                                                Fund          Fund          Fund          Fund
                                           ------------- ------------- ------------- --------------
Investment income
 Interest ................................  $1,416,417    $4,501,640    $1,336,801    $ 6,642,239
------------------------------------------- ----------    ----------    ----------    -----------
Expenses
 Distribution Plan expenses ..............     201,944       188,017       194,402        453,804
 Management fee ..........................     138,262       429,995       132,245        610,824
 Transfer agent fees .....................      27,177        35,990        23,201         79,966
 Professional fees .......................      18,094        23,810        16,561         20,069
 Shareholder reports expense .............      42,956        63,236        12,837         53,279
 Custodian fees ..........................       7,623        31,179         8,340         43,161
 Registration and filing fees ............       2,080        22,039           421         47,640
 Administrative services fees ............       4,811        27,450         3,109         25,291
 Trustees' fees and expenses .............       1,252         4,687         1,066          3,359
 Other ...................................       4,270        12,280         5,278         10,728
 Fee waivers .............................     (94,233)     (347,511)      (58,744)      (174,928)
------------------------------------------- ----------    ----------    ----------    -----------
  Total expenses .........................     354,236       491,172       338,716      1,173,193
 Less: Indirectly paid expenses ..........      (1,449)       (1,640)         (739)        (2,649)
------------------------------------------- ----------    ----------    ----------    -----------
  Net expenses ...........................     352,787       489,532       337,977      1,170,544
------------------------------------------- ----------    ----------    ----------    -----------
 Net investment income ...................   1,063,630     4,012,108       998,824      5,471,695
------------------------------------------- ----------    ----------    ----------    -----------
Net realized and unrealized gain on
 investments and futures contracts
 Net realized gain (loss) on:
  Investments ............................     322,259     1,015,421       518,579      3,540,109
  Closed futures contracts ...............     (86,830)            0       (29,466)      (132,120)
------------------------------------------- ----------    ----------    ----------    -----------
 Net realized gain on investments and
  closed futures contracts ...............     235,429     1,015,421       489,113      3,407,989
 Net change in unrealized appreciation
  (depreciation) on investments and
  open futures contracts .................   1,157,948     1,915,701       822,112      1,218,774
------------------------------------------- ----------    ----------    ----------    -----------
 Net realized and unrealized gain on
  investments and futures contracts ......   1,393,377     2,931,122     1,311,225      4,626,763
------------------------------------------- ----------    ----------    ----------    -----------
 Net increase in net assets resulting
  from operations ........................  $2,457,007    $6,943,230    $2,310,049    $10,098,458
=========================================== ==========    ==========    ==========    ===========

* The Fund commenced operations on November 24, 1997.







                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Municipal Bond Funds




                      Statements of Changes in Net Assets

                           Year Ended March 31, 1998


                                          California     Connecticut    Massachusetts
                                             Fund           Fund*           Fund
                                       --------------- -------------- ----------------
Operations
 Net investment income ...............  $  1,090,619    $  1,056,216    $    455,667
 Net realized gain on investments
  and closed futures contracts .......       236,358         425,126         369,554
 Net change in unrealized
  appreciation (depreciation) on
  investments and open futures
  contracts ..........................     1,295,323          55,361         258,124
--------------------------------------  ------------    ------------    ------------
  Net increase in net assets
   resulting from operations .........     2,622,300       1,536,703       1,083,345
--------------------------------------  ------------    ------------    ------------
Distributions to shareholders from
 Net investment income
  Class A ............................      (205,595)           (953)        (93,495)
  Class B ............................      (781,308)         (1,377)       (270,195)
  Class C ............................       (68,869)              0         (68,044)
  Class Y ............................             0      (1,053,886)              0
 Net realized gains on investments
  Class A ............................             0               0               0
  Class B ............................             0               0               0
  Class C ............................             0               0               0
  Class Y ............................             0               0               0
--------------------------------------  ------------    ------------    ------------
  Total distributions to
   shareholders ......................    (1,055,772)     (1,056,216)       (431,734)
--------------------------------------  ------------    ------------    ------------
Capital share transactions
 Proceeds from shares sold ...........     4,372,062       6,576,391       1,120,126
 Proceeds from shares issued in
  connection with the acquisition
  of Common Trust funds ..............             0      65,325,420               0
 Proceeds from reinvestment of
  distributions ......................       475,762           2,057         281,994
 Payment for shares redeemed .........    (7,127,357)     (4,232,114)     (3,887,027)
--------------------------------------  ------------    ------------    ------------
  Net increase (decrease) in net
   assets resulting from capital
   share transactions ................    (2,279,533)     67,671,754      (2,484,907)
--------------------------------------  ------------    ------------    ------------
   Total increase (decrease) in
    net assets .......................      (713,005)     68,152,241      (1,833,296)
Net assets
 Beginning of year ...................    27,834,781               0      11,932,403
--------------------------------------  ------------    ------------    ------------
 End of year .........................  $ 27,121,776    $ 68,152,241    $ 10,099,107
======================================  ============    ============    ============
Undistributed net investment
 income (accumulated
 distributions in excess of net
 investment income) ..................  $    (52,878)   $          0    $     (6,750)
======================================  ============    ============    ============



                                           Missouri       New Jersey       New York       Pennsylvania
                                             Fund            Fund            Fund            Fund
                                       --------------- --------------- --------------- ----------------
Operations
 Net investment income ...............  $  1,063,630    $   4,012,108   $    998,824    $   5,471,695
 Net realized gain on investments
  and closed futures contracts .......       235,429        1,015,421        489,113        3,407,989
 Net change in unrealized
  appreciation (depreciation) on
  investments and open futures
  contracts ..........................     1,157,948        1,915,701        822,112        1,218,774
--------------------------------------- ------------    -------------   ------------    -------------
  Net increase in net assets
   resulting from operations .........     2,457,007        6,943,230      2,310,049       10,098,458
--------------------------------------- ------------    -------------   ------------    -------------
Distributions to shareholders from
 Net investment income
  Class A ............................      (185,708)      (1,518,372)      (163,491)      (1,141,904)
  Class B ............................      (792,663)        (419,808)      (725,698)      (1,487,712)
  Class C ............................       (47,861)               0        (60,327)        (258,914)
  Class Y ............................             0       (2,083,453)             0       (2,490,364)
 Net realized gains on investments
  Class A ............................             0         (240,378)       (21,835)               0
  Class B ............................             0          (86,039)      (118,363)               0
  Class C ............................             0                0         (9,455)               0
  Class Y ............................             0          (81,674)             0                0
--------------------------------------- ------------    -------------   ------------    -------------
  Total distributions to
   shareholders ......................    (1,026,232)      (4,429,724)    (1,099,169)      (5,378,894)
--------------------------------------- ------------    -------------   ------------    -------------
Capital share transactions
 Proceeds from shares sold ...........     6,597,008       16,729,270      2,516,417       17,158,377
 Proceeds from shares issued in
  connection with the acquisition
  of Common Trust funds ..............             0       93,692,061              0      147,227,043
 Proceeds from reinvestment of
  distributions ......................       456,051        1,561,654        691,411        1,719,493
 Payment for shares redeemed .........    (7,105,076)     (12,623,869)    (6,778,220)     (18,876,225)
--------------------------------------- ------------    -------------   ------------    -------------
  Net increase (decrease) in net
   assets resulting from capital
   share transactions ................       (52,017)      99,359,116     (3,570,392)     147,228,688
--------------------------------------- ------------    -------------   ------------    -------------
   Total increase (decrease) in
    net assets .......................     1,378,758      101,872,622     (2,359,512)     151,948,252
Net assets
 Beginning of year ...................    24,060,440       48,717,109     24,628,120       68,580,079
--------------------------------------- ------------    -------------   ------------    -------------
 End of year .........................  $ 25,439,198    $ 150,589,731   $ 22,268,608    $ 220,528,331
======================================= ============    =============   ============    =============
Undistributed net investment
 income (accumulated
 distributions in excess of net
 investment income) ..................  $    (46,006)   $       1,977   $    (14,383)   $    (106,253)
======================================= ============    =============   ============    =============

* The Fund commenced operations on November 24, 1997.








                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Municipal Bond Funds




                      Statements of Changes in Net Assets

                           Year Ended March 31, 1997


                                                    California     Massachusetts
                                                      Fund*            Fund
                                                 --------------- ----------------
Operations
 Net investment income .........................  $    401,538     $    530,147
 Net realized gain (loss) on investments and
  closed futures contracts .....................        86,025         (193,010)
 Net change in unrealized appreciation
  (depreciation) on investments ................      (917,121)         153,528
------------------------------------------------  ------------     ------------
  Net increase (decrease) in net assets
   resulting from operations ...................      (429,558)         490,665
------------------------------------------------  ------------     ------------
Distributions to shareholders from
 Net investment income
  Class A ......................................       (72,534)         (99,998)
  Class B ......................................      (305,849)        (333,403)
  Class C ......................................       (22,898)         (96,745)
  Class Y ......................................             0                0
 In excess of net investment income
  Class A ......................................        (6,198)          (5,743)
  Class B ......................................       (26,136)         (19,147)
  Class C ......................................        (1,957)          (5,556)
------------------------------------------------  ------------     ------------
  Total distributions to shareholders ..........      (435,572)        (560,592)
------------------------------------------------  ------------     ------------
Capital share transactions
 Proceeds from shares sold .....................     2,275,677        1,800,934
 Proceeds from reinvestment of
  distributions ................................       180,206          326,680
 Payment for shares redeemed ...................    (2,755,667)      (1,488,605)
------------------------------------------------  ------------     ------------
  Net increase (decrease) in net assets
   resulting from capital share
   transactions ................................      (299,784)         639,009
------------------------------------------------  ------------     ------------
   Total increase (decrease) in net assets......    (1,164,914)         569,082
Net assets
 Beginning of period ...........................    28,999,695       11,363,321
------------------------------------------------  ------------     ------------
 End of period .................................  $ 27,834,781     $ 11,932,403
================================================  ============     ============
Undistributed net investment income
 (accumulated distributions in excess of net
 investment income) ............................  $   (104,425)    $    (33,200)
================================================  ============     ============



                                                     Missouri       New Jersey       New York       Pennsylvania
                                                      Fund*           Fund**           Fund            Fund
                                                 --------------- --------------- --------------- ----------------
Operations
 Net investment income .........................  $    370,919    $  1,334,734    $  1,078,808    $    3,503,269
 Net realized gain (loss) on investments and
  closed futures contracts .....................       178,889         186,579         (61,528)          292,860
 Net change in unrealized appreciation
  (depreciation) on investments ................      (736,014)       (302,716)         15,124          (321,053)
------------------------------------------------- ------------    ------------    ------------    --------------
  Net increase (decrease) in net assets
   resulting from operations ...................      (186,206)      1,218,597       1,032,404         3,475,076
------------------------------------------------- ------------    ------------    ------------    --------------
Distributions to shareholders from
 Net investment income
  Class A ......................................       (43,242)       (951,954)       (194,146)       (1,419,449)
  Class B ......................................      (308,467)       (106,102)       (790,549)       (1,723,506)
  Class C ......................................       (18,770)              0         (94,113)         (359,246)
  Class Y ......................................             0        (282,668)              0                 0
 In excess of net investment income
  Class A ......................................        (1,048)              0          (5,112)                0
  Class B ......................................        (7,475)              0         (20,815)                0
  Class C ......................................          (455)              0          (2,478)                0
------------------------------------------------- ------------    ------------    ------------    --------------
  Total distributions to shareholders ..........      (379,457)     (1,340,724)     (1,107,213)       (3,502,201)
------------------------------------------------- ------------    ------------    ------------    --------------
Capital share transactions
 Proceeds from shares sold .....................     1,090,088       7,756,737       5,762,104         8,865,701
 Proceeds from reinvestment of
  distributions ................................       187,633         667,765         686,200         1,992,715
 Payment for shares redeemed ...................    (2,572,965)     (3,747,637)     (5,139,895)      (18,355,282)
------------------------------------------------- ------------    ------------    ------------    --------------
  Net increase (decrease) in net assets
   resulting from capital share
   transactions ................................    (1,295,244)      4,676,865       1,308,409        (7,496,866)
------------------------------------------------- ------------    ------------    ------------    --------------
   Total increase (decrease) in net assets......    (1,860,907)      4,554,738       1,233,600        (7,523,991)
Net assets
 Beginning of period ...........................    25,921,347      44,162,371      23,394,520        76,104,070
------------------------------------------------- ------------    ------------    ------------    --------------
 End of period .................................  $ 24,060,440    $ 48,717,109    $ 24,628,120    $   68,580,079
================================================= ============    ============    ============    ==============
Undistributed net investment income
 (accumulated distributions in excess of net
 investment income) ............................  $    (87,930)   $      9,525    $    (64,926)   $     (218,513)
================================================= ============    ============    ============    ==============

 * Four months ended March 31, 1997. During the period, the California Fund and the Missouri Fund changed their fiscal year end from November 30 to March
  31.
** Seven months ended March 31, 1997. During the period, the New Jersey Fund changed its fiscal year end from August 31 to March 31.
                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Municipal Bond Funds




                      Statements of Changes in Net Assets

                           For the Periods Indicated


                                                                                              California
                                                                                                Fund*
                                                                                           ---------------
Operations
 Net investment income ...................................................................  $  1,311,162
 Net realized gain on investments and closed futures contracts ...........................       250,535
 Net change in unrealized appreciation (depreciation) on investments .....................      (615,669)
------------------------------------------------------------------------------------------  ------------
  Net increase in net assets resulting from operations ...................................       946,028
------------------------------------------------------------------------------------------  ------------
Distributions to shareholders from
 Net investment income
  Class A ................................................................................      (235,059)
  Class B ................................................................................    (1,007,294)
  Class C ................................................................................       (68,809)
  Class Y ................................................................................             0
 In excess of net investment income
  Class A ................................................................................       (10,964)
  Class B ................................................................................       (46,983)
  Class C ................................................................................        (3,209)
------------------------------------------------------------------------------------------  ------------
  Total distributions to shareholders ....................................................    (1,372,318)
------------------------------------------------------------------------------------------  ------------
Capital share transactions
 Proceeds from shares sold ...............................................................     7,461,155
 Proceeds from reinvestment of distributions .............................................       527,147
 Payment for shares redeemed .............................................................    (7,394,896)
------------------------------------------------------------------------------------------  ------------
  Net increase (decrease) in net assets resulting from capital share transactions ........       593,406
------------------------------------------------------------------------------------------  ------------
   Total increase (decrease) in net assets ...............................................       167,116
Net assets
 Beginning of period .....................................................................    28,832,579
------------------------------------------------------------------------------------------  ------------
 End of period ...........................................................................  $ 28,999,695
==========================================================================================  ============
Undistributed net investment income (accumulated distributions in excess of net investment
 income) .................................................................................  $    (84,575)
==========================================================================================  ============



                                                                                               Missouri        New Jersey
                                                                                                Fund*           Fund**
                                                                                           --------------- ----------------
Operations
 Net investment income ...................................................................  $  1,144,334    $    1,079,916
 Net realized gain on investments and closed futures contracts ...........................       408,522                56
 Net change in unrealized appreciation (depreciation) on investments .....................      (559,081)         (955,855)
------------------------------------------------------------------------------------------- ------------    --------------
  Net increase in net assets resulting from operations ...................................       993,775           124,117
------------------------------------------------------------------------------------------- ------------    --------------
Distributions to shareholders from
 Net investment income
  Class A ................................................................................      (180,167)         (862,288)
  Class B ................................................................................      (901,652)          (32,289)
  Class C ................................................................................       (62,515)                0
  Class Y ................................................................................             0          (185,339)
 In excess of net investment income
  Class A ................................................................................        (7,679)                0
  Class B ................................................................................       (38,432)                0
  Class C ................................................................................        (2,665)                0
------------------------------------------------------------------------------------------- ------------    --------------
  Total distributions to shareholders ....................................................    (1,193,110)       (1,079,916)
------------------------------------------------------------------------------------------- ------------    --------------
Capital share transactions
 Proceeds from shares sold ...............................................................     4,860,517        13,167,830
 Proceeds from reinvestment of distributions .............................................       610,269           522,912
 Payment for shares redeemed .............................................................    (7,217,824)      (10,539,031)
------------------------------------------------------------------------------------------- ------------    --------------
  Net increase (decrease) in net assets resulting from capital share transactions ........    (1,747,038)        3,151,711
------------------------------------------------------------------------------------------- ------------    --------------
   Total increase (decrease) in net assets ...............................................    (1,946,373)        2,195,912
Net assets
 Beginning of period .....................................................................    27,867,720        41,966,459
------------------------------------------------------------------------------------------- ------------    --------------
 End of period ...........................................................................  $ 25,921,347    $   44,162,371
=========================================================================================== ============    ==============
Undistributed net investment income (accumulated distributions in excess of net investment
 income) .................................................................................  $    (78,953)   $       15,515
=========================================================================================== ============    ==============

 * Year ended November 30, 1996.
** Six months ended August 31, 1996. The Fund changed its fiscal year end from
   February 29 to August 31.
                  See Combined Notes to Financial Statements.

                    Combined Notes to Financial Statements


1. ORGANIZATION


The Evergreen Municipal Bond Funds consist of Evergreen California Tax Free Fund ("California Fund"), Evergreen Connecticut Municipal Bond Fund ("Connecticut Fund"), Evergreen Massachusetts Tax Free Fund ("Massachusetts Fund"), Evergreen Missouri Tax Free Fund ("Missouri Fund"), Evergreen New Jersey Tax Free Income Fund ("New Jersey Fund"), Evergreen New York Tax Free Fund ("New York Fund") and Evergreen Pennsylvania Tax Free Fund ("Pennsylvania Fund"), (collectively, the "Funds"). Each Fund is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware business trust organized on September 17, 1997. The Trust is an open end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Class A, Class B, Class C and/or Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. For each Fund, except the Connecticut Fund and New Jersey Fund, Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares of these Funds purchased prior to January 1, 1997 retain their existing conversion rights. For the Connecticut Fund and New Jersey Fund, all Class B shares will automatically convert to Class A shares after seven years. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
An independent pricing service values each Fund's municipal bonds at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue. Securities for which valuations are not available from an independent pricing service, including restricted securities, are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Futures Contracts
In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts.


The initial margin deposited with a broker when entering into a futures transaction is subsequently adjusted by daily payments or receipts as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.

Risks of entering into futures contracts include (i) the possibility of an illiquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

C. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

D. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal tax liability since they are expected to distribute all of their net investment company taxable income, net tax-exempt income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

E. Distributions
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The significant differences between financial statement amounts available for distributions and distributions made in accordance with income tax regulations are primarily due to differing treatment of market discount on securities.

F. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.


3. CAPITAL SHARE TRANSACTIONS

Each Fund has an unlimited number of shares of beneficial interest with a par value of $0.001 authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and/or Class Y. Transactions in shares of the Funds were as follows:

--------------------------------------------------------------------------------
CALIFORNIA FUND




                                                                                         Four Months
                                                             Year Ended                     Ended
                                                           March 31, 1998               March 31, 1997
                                                    ---------------------------- ----------------------------
                                                       Shares         Amount        Shares         Amount
                                                    ------------ --------------- ------------ ---------------
Class A
Shares sold .......................................    271,096    $  2,691,837       44,393    $     425,634
Shares issued in reinvestment of distributions ....      7,540          73,883        2,798           26,973
Shares redeemed ...................................    (79,526)       (784,304)     (92,045)        (882,895)
--------------------------------------------------- ----------   -------------   ----------   --------------
Net increase (decrease) ...........................    199,110    $  1,981,416      (44,854)   $    (430,288)
--------------------------------------------------- ----------   -------------   ----------   --------------
Class B
Shares sold .......................................    153,832    $  1,498,219      141,390    $   1,345,990
Shares issued in reinvestment of distributions ....     38,537         374,672       14,653          140,579
Shares redeemed ...................................   (603,156)     (5,920,355)    (181,037)      (1,731,633)
--------------------------------------------------- ----------   -------------   ----------   --------------
Net increase (decrease) ...........................   (410,787)   $ (4,047,464)     (24,994)   $    (245,064)
--------------------------------------------------- ----------   -------------   ----------   --------------
Class C
Shares sold .......................................     18,602    $    182,006       53,270    $     504,053
Shares issued in reinvestment of distributions ....      2,804          27,207        1,321           12,654
Shares redeemed ...................................    (43,562)       (422,698)     (14,740)        (141,139)
--------------------------------------------------- ----------   -------------   ----------   --------------
Net increase (decrease) ...........................    (22,156)   $   (213,485)      39,851    $     375,568
=================================================== ==========   =============   ==========   ==============



                                                             Year Ended
                                                          November 30, 1996
                                                    -----------------------------
                                                        Shares         Amount
                                                    ------------- ---------------
Class A
Shares sold .......................................     140,002    $   1,349,960
Shares issued in reinvestment of distributions ....       8,643           83,004
Shares redeemed ...................................    (121,799)      (1,165,388)
---------------------------------------------------------------   --------------
Net increase (decrease) ...........................      26,846    $     267,576
---------------------------------------------------------------   --------------
Class B
Shares sold .......................................     597,313    $   5,739,529
Shares issued in reinvestment of distributions ....      42,516          406,441
Shares redeemed ...................................    (612,458)      (5,834,556)
---------------------------------------------------------------   --------------
Net increase (decrease) ...........................      27,371    $     311,414
---------------------------------------------------------------   --------------
Class C
Shares sold .......................................      38,530    $     371,666
Shares issued in reinvestment of distributions ....       3,949           37,702
Shares redeemed ...................................     (41,822)        (394,952)
---------------------------------------------------------------   --------------
Net increase (decrease) ...........................         657    $      14,416
===============================================================   ==============

               Combined Notes to Financial Statements (continued)

--------------------------------------------------------------------------------
CONNECTICUT FUND




                                                 December 30, 1998
                                                   (Commencement
                                                of Class Operations)
                                                 through March 31,
                                                        1998
                                                --------------------
                                                 Shares     Amount
                                                -------- -----------
Class A
Shares sold ...................................  22,857   $145,836
Shares issued in reinvestment of distributions       68        433
Shares redeemed ...............................       0          0
----------------------------------------------- -------  ---------
Net increase ..................................  22,925   $146,269
=============================================== =======  =========


                                                  January 9, 1998
                                                   (Commencement
                                                of Class Operations)
                                                 through March 31,
                                                        1998
                                                --------------------
                                                 Shares     Amount
                                                -------- -----------
Class B
Shares sold ...................................  51,780   $331,966
Shares issued in reinvestment of distributions      153        980
Shares redeemed ...............................       0          0
----------------------------------------------- -------  ---------
Net increase ..................................  51,933   $332,946
=============================================== =======  =========


                                                                             November 24, 1997
                                                                               (Commencement
                                                                           of Class Operations)
                                                                          through March 31, 1998
                                                                       -----------------------------
                                                                           Shares         Amount
                                                                       ------------- ---------------
Class Y
Shares sold ..........................................................     948,480    $  6,098,589
Shares issued in connection with the acquisition of common trust fund   10,328,861      65,325,420
Shares issued in reinvestment of distributions .......................         101             644
Shares redeemed ......................................................    (661,430)     (4,232,114)
---------------------------------------------------------------------- -----------   -------------
Net increase .........................................................  10,616,012    $ 67,192,539
====================================================================== ===========   =============

--------------------------------------------------------------------------------
MASSACHUSETTS FUND




                                                         Year Ended                  Year Ended
                                                       March 31, 1998              March 31, 1997
                                                ---------------------------- --------------------------
                                                   Shares         Amount        Shares        Amount
                                                ------------ --------------- ------------ -------------
Class A
Shares sold ...................................     48,781    $    474,420       90,822    $  839,815
Shares issued in reinvestment of distributions       5,660          53,489        5,823        53,822
Shares redeemed ...............................    (65,265)       (628,762)     (65,408)     (609,383)
----------------------------------------------- ----------   -------------   ----------   -----------
Net increase (decrease) .......................    (10,824)   $   (100,853)      31,237    $  284,254
----------------------------------------------- ----------   -------------   ----------   -----------
Class B
Shares sold ...................................     64,229    $    606,090      100,024    $  918,193
Shares issued in reinvestment of distributions      19,310         182,827       23,389       214,508
Shares redeemed ...............................   (276,117)     (2,637,724)     (60,790)     (556,450)
----------------------------------------------- ----------   -------------   ----------   -----------
Net increase (decrease) .......................   (192,578)   $ (1,848,807)      62,623    $  576,251
----------------------------------------------- ----------   -------------   ----------   -----------
Class C
Shares sold ...................................      4,224    $     39,616        4,630    $   42,926
Shares issued in reinvestment of distributions       4,814          45,678        6,372        58,350
Shares redeemed ...............................    (65,364)       (620,541)     (35,362)     (322,772)
----------------------------------------------- ----------   -------------   ----------   -----------
Net decrease ..................................    (56,326)   $   (535,247)     (24,360)   $ (221,496)
=============================================== ==========   =============   ==========   ===========

--------------------------------------------------------------------------------
MISSOURI FUND




                                                              Year Ended               Four Months Ended
                                                            March 31, 1998               March 31, 1997
                                                     ---------------------------- ----------------------------
                                                        Shares         Amount        Shares         Amount
                                                     ------------ --------------- ------------ ---------------
Class A
Shares sold ........................................    262,047    $  2,625,674       30,205    $    296,198
Shares issued in reinvestment of distributions .....      6,523          65,281        2,110          20,672
Shares redeemed ....................................    (61,382)       (621,096)     (24,613)       (240,124)
---------------------------------------------------- ----------   -------------   ----------   -------------
Net increase (decrease) ............................    207,188    $  2,069,859        7,702    $     76,746
---------------------------------------------------- ----------   -------------   ----------   -------------
Class B
Shares sold ........................................    366,631    $  3,635,733       78,288    $    754,590
Shares issued in reinvestment of distributions .....     36,382         359,093       15,900         153,879
Shares redeemed ....................................   (577,779)     (5,726,750)    (231,593)     (2,229,437)
---------------------------------------------------- ----------   -------------   ----------   -------------
Net increase (decrease) ............................   (174,766)   $ (1,731,924)    (137,405)   $ (1,320,968)
---------------------------------------------------- ----------   -------------   ----------   -------------
Class C
Shares sold ........................................     33,594    $    335,601        4,028    $     39,300
Shares issued in reinvestment of distributions .....      3,210          31,677        1,352          13,082
Shares redeemed ....................................    (75,805)       (757,230)     (10,736)       (103,404)
---------------------------------------------------- ----------   -------------   ----------   -------------
Net decrease .......................................    (39,001)   $   (389,952)      (5,356)   $    (51,022)
==================================================== ==========   =============   ==========   =============



                                                              Year Ended
                                                           November 30, 1996
                                                     -----------------------------
                                                         Shares         Amount
                                                     ------------- ---------------
Class A
Shares sold ........................................     156,363    $  1,540,859
Shares issued in reinvestment of distributions .....      12,216         119,315
Shares redeemed ....................................    (392,880)     (3,827,386)
----------------------------------------------------------------   -------------
Net increase (decrease) ............................    (224,301)   $ (2,167,212)
----------------------------------------------------------------   -------------
Class B
Shares sold ........................................     330,193    $  3,156,266
Shares issued in reinvestment of distributions .....      46,792         448,603
Shares redeemed ....................................    (292,558)     (2,803,559)
----------------------------------------------------------------   -------------
Net increase (decrease) ............................      84,427    $    801,310
----------------------------------------------------------------   -------------
Class C
Shares sold ........................................      17,038    $    163,392
Shares issued in reinvestment of distributions .....       4,411          42,351
Shares redeemed ....................................     (61,550)       (586,879)
----------------------------------------------------------------   -------------
Net decrease .......................................     (40,101)   $   (381,136)
================================================================   =============

--------------------------------------------------------------------------------
NEW JERSEY FUND




                                                              Year Ended                Seven Months Ended
                                                            March 31, 1998                March 31, 1997
                                                     ----------------------------- -----------------------------
                                                         Shares         Amount         Shares         Amount
                                                     ------------- --------------- ------------- ---------------
Class A
Shares sold ........................................     252,683    $  2,784,238       152,942    $   1,664,228
Shares issued in reinvestment of distributions .....      96,743       1,066,743        50,115          545,271
Shares redeemed ....................................    (431,044)     (4,741,631)     (287,177)      (3,122,729)
---------------------------------------------------- -----------   -------------   -----------   --------------
Net decrease .......................................     (81,618)   $   (890,650)      (84,120)   $    (913,230)
---------------------------------------------------- -----------   -------------   -----------   --------------
Class B
Shares sold ........................................     559,918    $  6,159,394       488,639    $   5,322,261
Shares issued in reinvestment of distributions .....      35,078         387,261         7,360           79,993
Shares redeemed ....................................     (97,634)     (1,079,382)      (17,415)        (190,302)
---------------------------------------------------- -----------   -------------   -----------   --------------
Net increase .......................................     497,362    $  5,467,273       478,584    $   5,211,952
---------------------------------------------------- -----------   -------------   -----------   --------------
Class Y
Shares sold ........................................     700,533    $  7,785,638        70,718    $     770,248
Shares issued in connection with the acquisition of
 common trust fund .................................   8,501,660      93,692,061             0                0
Shares issued in reinvestment of distributions .....       9,734         107,650         3,909           42,501
Shares redeemed ....................................    (611,893)     (6,802,856)      (40,043)        (434,606)
---------------------------------------------------- -----------   -------------   -----------   --------------
Net increase .......................................   8,600,034    $ 94,782,493        34,584    $     378,143
==================================================== ===========   =============   ===========   ==============



                                                            Six Months Ended
                                                            August 31, 1996
                                                     ------------------------------
                                                         Shares         Amount
                                                     ------------- ----------------
Class A
Shares sold ........................................     124,249    $   1,339,667
Shares issued in reinvestment of distributions .....      42,586          457,685
Shares redeemed ....................................    (949,514)     (10,244,991)
----------------------------------------------------------------   --------------
Net decrease .......................................    (782,679)   $  (8,447,639)
----------------------------------------------------------------   --------------
Class B
Shares sold ........................................     234,035    $   2,509,436
Shares issued in reinvestment of distributions .....       2,234           24,017
Shares redeemed ....................................      (1,239)         (13,260)
----------------------------------------------------------------   --------------
Net increase .......................................     235,030    $   2,520,193
----------------------------------------------------------------   --------------
Class Y
Shares sold ........................................     864,470    $   9,318,727
Shares issued in connection with the acquisition of
 common trust fund .................................           0                0
Shares issued in reinvestment of distributions .....       3,838           41,210
Shares redeemed ....................................     (26,045)        (280,780)
----------------------------------------------------------------   --------------
Net increase .......................................     842,263    $   9,079,157
================================================================   ==============

--------------------------------------------------------------------------------
NEW YORK FUND




                                                Year Ended                              Year Ended
                                                March 31, 1998                        March 31, 1997
                                                ----------------------------- ------------------------------
                                                  Shares         Amount         Shares        Amount
                                                --------          -------     --------          -------
Class A
Shares sold ...................................     101,515    $  1,028,467        66,697    $    643,405
Shares issued in reinvestment of distributions       10,952         109,667        11,528         111,722
Shares redeemed ...............................    (143,942)     (1,442,196)     (103,151)       (998,464)
----------------------------------------------- -----------   -------------   -----------   -------------
Net decrease ..................................     (31,475)   $   (304,062)      (24,926)   $   (243,337)
----------------------------------------------- -----------   -------------   -----------   -------------
Class B
Shares sold ...................................     139,740    $  1,373,251       514,292    $  4,923,516
Shares issued in reinvestment of distributions       53,507         527,679        52,129         500,919
Shares redeemed ...............................    (469,593)     (4,681,031)     (359,121)     (3,452,277)
----------------------------------------------- -----------   -------------   -----------   -------------
Net increase (decrease) .......................    (276,346)   $ (2,780,101)      207,300    $  1,972,158
----------------------------------------------- -----------   -------------   -----------   -------------
Class C
Shares sold ...................................      11,612    $    114,699        20,357    $    195,183
Shares issued in reinvestment of distributions        5,472          54,065         7,661          73,559
Shares redeemed ...............................     (66,958)       (654,993)      (71,587)       (689,154)
----------------------------------------------- -----------   -------------   -----------   -------------
Net decrease ..................................     (49,874)   $   (486,229)      (43,569)   $   (420,412)
=============================================== ===========   =============   ===========   =============

--------------------------------------------------------------------------------
PENNSYLVANIA FUND




                                                         Year Ended                    Year Ended
                                                       March 31, 1998                March 31, 1997
                                                ----------------------------- -----------------------------
                                                    Shares         Amount         Shares         Amount
                                                ------------- --------------- ------------- ---------------
Class A
Shares sold ...................................     216,700    $  2,503,060       185,067    $  2,073,195
Shares issued in reinvestment of distributions       52,116         598,085        65,422         730,217
Shares redeemed ...............................    (410,639)     (4,743,895)     (622,861)     (6,962,533)
----------------------------------------------- -----------   -------------   -----------   -------------
Net decrease ..................................    (141,823)   $ (1,642,750)     (372,372)   $ (4,159,121)
----------------------------------------------- -----------   -------------   -----------   -------------
Class B
Shares sold ...................................     365,986    $  4,145,693       542,771    $  5,968,801
Shares issued in reinvestment of distributions       82,460         937,245        91,329       1,006,535
Shares redeemed ...............................    (627,854)     (7,165,289)     (677,087)     (7,472,808)
----------------------------------------------- -----------   -------------   -----------   -------------
Net decrease ..................................    (179,408)   $ (2,082,351)      (42,987)   $   (497,472)
----------------------------------------------- -----------   -------------   -----------   -------------
Class C
Shares sold ...................................      47,797    $    554,828        75,398    $    823,705
Shares issued in reinvestment of distributions       16,198         184,137        23,192         255,963
Shares redeemed ...............................    (129,911)     (1,487,976)     (356,046)     (3,919,941)
----------------------------------------------- -----------   -------------   -----------   -------------
Net decrease ..................................     (65,916)   $   (749,011)     (257,456)   $ (2,840,273)
=============================================== ===========   =============   ===========   =============


                                                                             November 24, 1997
                                                                             (Commencement of
                                                                             Class Operations)
                                                                          through March 31, 1998
                                                                       -----------------------------
                                                                           Shares         Amount
                                                                       ------------- ---------------
Class Y
Shares sold ..........................................................     848,662    $  9,954,796
Shares issued in connection with the acquisition of common trust fund   12,689,439     147,227,043
Shares issued in reinvestment of distributions .......................           2              26
Shares redeemed ......................................................    (466,040)     (5,479,065)
---------------------------------------------------------------------- -----------   -------------
Net increase .........................................................  13,072,063    $151,702,800
====================================================================== ===========   =============

4. SECURITIES TRANSACTIONS


Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended March 31, 1998:


                                       Cost of       Proceeds
                                      Purchases     from Sales
                                   -------------- --------------
      California Fund ............  $19,670,099    $22,773,422
      Connecticut Fund* ..........   11,001,095     11,008,931
      Massachusetts Fund .........   10,714,519     13,119,082
      Missouri Fund ..............   10,375,883     10,640,912
      New Jersey Fund ............   42,822,951     31,570,484
      New York Fund ..............    9,588,890     13,314,020
      Pennsylvania Fund ..........   67,028,825     74,607,429

       *  For the period from November 24, 1997 through March 31, 1998.


On March 31, 1998, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:


                                                     Gross          Gross      Net Unrealized
                                       Tax        Unrealized     Unrealized     Appreciation
                                      Cost       Appreciation   Depreciation   (Depreciation)
                                 -------------- -------------- -------------- ---------------
     California Fund ...........  $ 25,050,371    $1,303,301     $  (11,947)     $1,291,354
     Connecticut Fund ..........    65,481,487     2,109,627       (161,879)      1,947,748
     Massachusetts Fund ........     9,557,776       456,609         (1,270)        455,339
     Missouri Fund .............    23,541,609     1,702,071         (9,566)      1,692,505
     New Jersey Fund ...........   144,046,052     5,636,907       (107,585)      5,529,322
     New York Fund .............    20,500,136     1,546,770        (18,339)      1,528,431
     Pennsylvania Fund .........   211,419,690     8,467,294       (362,861)      8,104,433

As of March 31, 1998, the Funds had no capital loss carryovers for federal income tax purposes.


5. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI") (formerly, Evergreen Keystone Distributor, Inc.), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), serves as principal underwriter to each of the Funds.

Each Fund has adopted Distribution Plans for each class of shares, except Class Y, as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit a fund to reimburse its principal underwriter for costs related to selling shares of the fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the fund, are paid by the fund through expenses called "Distribution Plan expenses". Each class, except Class Y, currently pays a service fee equal to 0.25% of the average daily net asset of the class. Class B and Class C also pay distribution fees equal to 0.75% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly.

Prior to January 1, 1997, for the California Fund, Massachusetts Fund, Missouri Fund, New York Fund and Pennsylvania Fund, the Class A Distribution Plan provided for expenditures, which were limited to 0.15% annually of the average daily net assets of the Class A shares, to pay expenses related to the distribution of Class A shares. The Class B and Class C Distribution Plans for these Funds paid a distribution fee which did not exceed 0.90% annually of the average daily net assets of Class B and Class C shares, respectively. Of that amount, 0.75% was used to pay distribution expenses and 0.15% was used to pay service fees.

During the year ended March 31, 1998, amounts paid or accrued to EDI pursuant to each Fund's Class A, Class B and Class C Distribution Plans were as follows:



                                                                    Distribution
                                      Distribution fees accrued     fees waived
                                   ------------------------------- -------------
                                    Class A    Class B    Class C     Class A
                                   --------- ----------- --------- -------------
      California Fund ............  $ 8,075   $191,945    $16,932           -
      Connecticut Fund ...........       51        415      N/A             -
      Massachusetts Fund .........    3,513     67,467     16,883           -
      Missouri Fund ..............    7,025    183,796     11,123           -
      New Jersey Fund ............   79,247    108,770      N/A       $50,718
      New York Fund ..............    6,072    173,914     14,416           -
      Pennsylvania Fund ..........   41,755    351,011     61,038           0

With respect to Class B and Class C shares of the California, Massachusetts, Missouri, New York and Pennsylvania Funds, the principal underwriter may pay 12b-1 fees greater than the allowable annual amounts the Fund is permitted to pay. The Fund may reimburse the principal underwriter for such excess amounts in later years with annual interest at the prime rate plus 1.00%. For these Funds, EDI intends, but is not obligated, to continue to pay distribution costs that exceed the current annual payments from the Funds. EDI intends to seek full payment of such distribution costs from each Fund at such time in the future as, and to the extent that, payment thereof by the Class B or Class C shares would be within permitted limits.

Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class. However, for each Fund except the Connecticut Fund and New Jersey Fund, after the termination of any Distribution Plan and subject to the discretion of the Independent Trustees, payments to EDI may continue as compensation for services which had been provided while the Distribution Plan was in effect.


6. INVESTMENT MANAGEMENT AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Keystone Investment Management Company ("Keystone"), a subsidiary of First Union, is the investment adviser for the California Fund, Massachusetts Fund, Missouri Fund, New York Fund and Pennsylvania Fund. In return for providing investment management and administrative services, the Funds pay Keystone a management fee that is calculated daily and paid monthly. The management fee is calculated by applying percentage rates, which start at 0.55% and decline to 0.25% per annum as net assets increase, to the average daily net asset value of each Fund.

The Capital Management Group ("CMG") of First Union National Bank of North Carolina, a subsidiary of First Union, serves as the investment adviser to the Connecticut Fund and New Jersey Fund and is paid a management fee that is computed daily and paid monthly. The Connecticut Fund pays CMG an annual fee for its services equal to 0.60% of the average daily net assets of the Fund. CMG has voluntarily agreed to limit the Connecticut Fund's management fee to 0.50% of the average daily net assets of the Fund. The New Jersey Fund pays CMG a fee for its services which is calculated by applying percentage rates, which start at 0.50% and decline to 0.35% per annum as net assets increase, to the average daily net assets of the Fund.

Currently, the investment manager of each Fund has voluntarily limited the expenses of each class of shares, excluding indirectly paid expenses, to the following percentage of the average daily net assets of the respective class.


                                    Class A   Class B   Class C    Class Y
                                   --------- --------- --------- ----------
      California Fund ............ 0.85%     1.60%     1.60%        -
      Connecticut Fund ........... 0.85%     1.60%     1.60%     0.60%
      Massachusetts Fund ......... 0.85%     1.60%     1.60%        -
      Missouri Fund .............. 0.85%     1.60%     1.60%        -
      New Jersey Fund ............ 0.50%     1.41%        -      0.41%
      New York Fund .............. 0.85%     1.60%     1.60%        -
      Pennsylvania Fund .......... 0.85%     1.60%     1.60%        -

Prior to January 1, 1998, the investment adviser for these Funds had voluntarily limited the expenses of Class A, excluding indirectly paid expenses, to 0.75% of their average daily net assets and the expenses of Class B and C, excluding indirectly paid expenses, to 1.50% of the average daily net assets of each respective class.

For the year ended March 31, 1998, the investment adviser waived its fee for the Funds as follows:

                                       Fees
                                      Waived
                                    ----------
       California Fund ............  $ 67,381
       Connecticut Fund ...........    64,322
       Massachusetts Fund .........    54,590
       Missouri Fund ..............    94,233
       New Jersey Fund ............   296,793
       New York Fund ..............    58,744
       Pennsylvania Fund ..........   174,928

For each of the Funds, Evergreen Investment Services, Inc. ("EIS"), a subsidiary of First Union, is the administrator and BISYS serves as the sub-administrator for each Fund.

As administrator for the Connecticut Fund and the New Jersey Fund, EIS is entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisers. The administration fee for the Connecticut Fund and the New Jersey Fund is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of the Fund. As administrator for the California Fund, Massachusetts Fund, Missouri Fund, New York Fund and Pennsylvania Fund, EIS also provides facilities, equipment and personnel on behalf of the Fund's investment adviser and is reimbursed by the Fund for its services.

The sub-administration fee for each Fund is calculated by applying percentage rates, which start at 0.01% and decline to .004% as net assets increase, to the average daily net asset value of the Fund. For the California Fund, Massachusetts Fund, Missouri Fund, New York Fund and Pennsylvania Fund, the sub-administration fee is paid by the investment manager and is not a fund expense.

During the year ended March 31, 1998, the Funds paid or accrued to EIS the following amounts for certain administrative services:


  California Fund ............  $ 1,621
  Connecticut Fund ...........    5,776
  Massachusetts Fund .........    2,145
  Missouri Fund ..............    4,811
  New Jersey Fund ............   22,519
  New York Fund ..............    3,109
  Pennsylvania Fund ..........   25,291

Evergreen Service Company ("ESC") (formerly, Evergreen Keystone Service Company), a wholly-owned subsidiary of Keystone, serves as the transfer and dividend disbursing agent for each Fund. Prior to May 5, 1997, State Street Bank and Trust Company ("State Street") served as the transfer and dividend disbursing agent for the New Jersey Fund. As of March 31, 1998, the New Jersey Fund accrued or paid to ESC $30,968 for these services.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds. BISYS as sub-administrator provides the officers of the Funds.

7. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

8. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Funds may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for each Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in each Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly installments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

9. ACQUISITIONS
On November 24, 1997, the Connecticut Fund commenced operations of its Class Y shares as a result of the conversion of common trust funds managed by First Union National Bank, a subsidiary of First Union. Also, as a result of this conversion, the New Jersey Fund and Pennsylvania Fund each acquired substantially all of the net assets of comparable common trusts in exchange for Class Y shares of the respective Funds.

These conversions were accomplished by a tax-free exchange of the respective shares of each Fund. The value of net assets acquired, number of shares issued, unrealized appreciation acquired and the aggregate net assets of each fund immediately after the acquisition are as follows:



Acquiring Fund        Acquired Common Trust Fund
--------------------- -----------------------------------------------------
 Connecticut Fund     Common Trust Fund-Connecticut Tax Exempt Bond Fund
 New Jersey Fund      Common Trust Fund-New Jersey Tax Exempt Bond Fund
 Pennsylvania Fund    Common Trust Fund-Pennsylvania Tax Exempt Bond Fund



                         Value of Net      Number of      Unrealized       Net Assets
Acquiring Fund         Assets Acquired   Shares Issued   Appreciation   After Acquisition
--------------------- ----------------- --------------- -------------- ------------------
 Connecticut Fund        $ 65,325,420      10,328,861     $1,892,387      $ 65,325,420
 New Jersey Fund           93,692,061       8,501,660      2,874,242       147,179,376
 Pennsylvania Fund        147,227,043      12,689,439      4,980,000       216,012,549

10. FINANCING AGREEMENT


On October 31, 1996, a financing agreement among certain of the Evergreen Funds, State Street and a group of banks (collectively, the "Banks") became effective . Under this agreement, the Banks provided an unsecured credit facility in the aggregate amount of $225 million ($112.5 million committed and $112.5 million uncommitted) allocated evenly among the Banks. Borrowings under this facility bore interest at 0.75% per annum above the Federal Funds rate. A commitment fee of 0.10% per annum was incurred on the unused portion of the committed facility, which was allocated to all participating funds. State Street served as agent for the Banks, and as agent was entitled to a fee of $15,000 which was allocated to all of the participating Funds. This agreement was terminated on October 31, 1997.

On October 31, 1997, a temporary financing agreement between the participating Funds and First Union became effective. Under this agreement, First Union provided a fully committed unsecured credit facility in the aggregate amount of $300 million. Borrowings under this facility bore interest at 1.00% per annum above the Federal Funds rate. State Street served as administrative agent under this agreement, but received no compensation for its services. This agreement was terminated on December 22, 1997.

On December 22, 1997, a financing agreement among all of the Evergreen Funds, State Street and a group of Banks became effective. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $400 million ($275 million committed and $125 million uncommitted). The credit facility is allocated, under the terms of the financing agreement, among the Banks. The credit facility is to be accessed by the Funds for temporary or emergency purposes only and is subject to each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be incurred on the unused portion of the committed facility, which will be allocated to all Funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one-time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the Funds.

During the year ended March 31, 1998, the Funds had no borrowings under these agreements.


11. CONCENTRATION OF CREDIT RISK

Each Fund invests a substantial portion of its assets in issuers located in a single state, therefore, it may be more affected by economic and political developments in a specific state or region than would be a comparable general tax-exempt mutual fund.

                          Independent Auditors' Report


The Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statements of assets and liabilities, including schedules of investments, of the Evergreen California Tax Free Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen Massachusetts Tax Free Fund, Evergreen Missouri Tax Free Fund, Evergreen New Jersey Tax Free Income Fund, Evergreen New York Tax Free Fund and Evergreen Pennsylvania Tax Free Fund of the Evergreen Municipal Trust listed below as of March 31, 1998, and the related statements of operations, statements of changes in net assets, and financial highlights for each of the years or periods presented below:

   Evergreen California Tax Free Fund - statement of operations for the year ended March 31, 1998, statements of changes in net assets for the year ended March 31, 1998, the four months ended March 31, 1997 and the year ended November 30, 1996, and the financial highlights for the periods presented on pages 16 and 17.

   Evergreen Connecticut Municipal Bond Fund - statement of operations for the period from November 24, 1997 (commencement of operations) to March 31, 1998, statement of changes in net assets for the period from November 24, 1997 (commencement of operations) to March 31, 1998 and the financial highlights for the periods presented on pages 18 and 19.

   Evergreen Massachusetts Tax Free Fund - statement of operations for the year ended March 31, 1998, statements of changes in net assets for each of the years in the two-year period ended March 31, 1998, and the financial highlights for the periods presented on pages 20 and 21.

   Evergreen Missouri Tax Free Fund - statement of operations for the year ended March 31, 1998, statements of changes in net assets for the year ended March 31, 1998, the four months ended March 31, 1997, and the year ended November 30, 1996, and the financial highlights for the periods presented on pages 22 and 23.

   Evergreen New Jersey Tax Free Income Fund - statement of operations for the year ended March 31, 1998, statements of changes in net assets for the year ended March 31, 1998, the seven months ended March 31, 1997, and the six months ended August 31, 1996, and the financial highlights for the periods presented on pages 24 and 25.

   Evergreen New York Tax Free Fund - statement of operations for the year ended March 31, 1998, statements of changes in net assets for each of the years in the two-year period ended March 31, 1998, and the financial highlights for the periods presented on pages 26 and 27.

   Evergreen Pennsylvania Tax Free Fund - statement of operations for the year ended March 31, 1998, statements of changes in net assets for each of the years in the two-year period ended March 31, 1998, and the financial highlights for the periods presented on pages 28, 29 and 30.

These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Evergreen California Tax Free Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen Massachusetts Tax Free Fund, Evergreen Missouri Tax Free Fund, Evergreen New Jersey Tax Free Income Fund, Evergreen New York Tax Free Fund and Evergreen Pennsylvania Tax Free Fund as of March 31, 1998, the results of their operations, changes in their net assets, and financial highlights for each of the years or periods specified in the first paragraph above in conformity with generally accepted accounting principles.



                                        KPMG Peat Marwick LLP

Boston, Massachusetts
May 1, 1998

ADDITIONAL INFORMATION (Unaudited)
On December 15, 1997, a special meeting of shareholders for the Funds was held to consider a number of proposals with the following number of shares represented at the meeting. On October 16, 1997, the record date for the meeting, the Funds had the following shares outstanding with the following number of shares represented at the meeting:


                                                                    California   Massachusetts
                                                                       Fund           Fund
                                                                   ------------ ---------------
Record Date Shares Outstanding ...................................  2,725,854      1,162,735
Shares represented at meeting ....................................  1,669,919        659,204
Percentage of record date shares represented at meeting ..........      61.26%         56.69%
      Proposal 1 - The proposed reorganization of the Fund
       as a series of the Evergreen Municipal Trust, a
       Delaware business trust:
      Shares voted "For" .........................................  1,436,739        638,568
      Shares voted "Against" .....................................     29,607          5,280
      Shares voted "Abstain" .....................................    203,573         15,356
      Proposal 2 - Reclassification as non-fundamental
       investment objective of this Fund whose
       investment objective is currently classified as
       fundamental:
      Shares voted "For" .........................................  1,443,782        634,466
      Shares voted "Against" .....................................     14,315          8,287
      Shares voted "Abstain" .....................................    211,822         16,451
      Proposal 3 - Changes to fundamental investment
       restrictions:
      To amend the fundamental restriction concerning
       diversification of investments:
      Shares voted "For" .........................................  1,437,849        630,876
      Shares voted "Against" .....................................      6,701          5,527
      Shares voted "Abstain" .....................................    225,369         22,801
      To amend the fundamental restriction concerning
       concentration of a Fund's assets in a particular
       industry:
      Shares voted "For" .........................................  1,437,849        630,876
      Shares voted "Against" .....................................      6,701          5,527
      Shares voted "Abstain" .....................................    225,369         22,801
      To amend the fundamental restriction concerning the
       issuance of senior securities:
      Shares voted "For" .........................................  1,437,849        630,876
      Shares voted "Against" .....................................      6,701          5,527
      Shares voted "Abstain" .....................................    225,369         22,801
      To amend the fundamental restriction concerning
       borrowing:
      Shares voted "For" .........................................  1,437,849        630,876
      Shares voted "Against" .....................................      6,701          5,527
      Shares voted "Abstain" .....................................    225,369         22,801
      To amend the fundamental restriction concerning
       underwriting:
      Shares voted "For" .........................................  1,437,849        630,876
      Shares voted "Against" .....................................      6,701          5,527
      Shares voted "Abstain" .....................................    225,369         22,801
      To amend the fundamental restriction concerning
       investments in Real Estate:
      Shares voted "For" .........................................  1,437,849        630,876
      Shares voted "Against" .....................................      6,701          5,527
      Shares voted "Abstain" .....................................    225,369         22,801
      To amend the fundamental restriction concerning
       commodities:
      Shares voted "For" .........................................  1,437,849        630,876
      Shares voted "Against" .....................................      6,701          5,527
      Shares voted "Abstain" .....................................    225,369         22,801
      To amend the fundamental restriction concerning lending:
      Shares voted "For" .........................................  1,437,849        630,876
      Shares voted "Against" .....................................      6,701          5,527
      Shares voted "Abstain" .....................................    225,369         22,801



                                                                      Missouri    New Jersey     New York    Pennsylvania
                                                                        Fund         Fund          Fund          Fund
                                                                   ------------- ------------ ------------- -------------
Record Date Shares Outstanding ...................................   2,662,041    4,750,550     2,405,964     6,015,030
Shares represented at meeting ....................................   1,511,261    3,612,044     1,477,585     3,531,532
Percentage of record date shares represented at meeting ..........       56.77%       76.03%        61.41%        58.71%
      Proposal 1 - The proposed reorganization of the Fund
       as a series of the Evergreen Municipal Trust, a
       Delaware business trust:
      Shares voted "For" .........................................   1,331,497    3,324,309     1,337,045     3,265,059
      Shares voted "Against" .....................................      67,555       90,049        25,766       105,186
      Shares voted "Abstain" .....................................     112,209      197,686       114,774       161,287
      Proposal 2 - Reclassification as non-fundamental
       investment objective of this Fund whose
       investment objective is currently classified as
       fundamental:
      Shares voted "For" .........................................   1,312,757    3,302,663     1,329,138     3,208,155
      Shares voted "Against" .....................................      79,833      111,295        32,956       148,116
      Shares voted "Abstain" .....................................     118,671      198,086       115,491       175,261
      Proposal 3 - Changes to fundamental investment
       restrictions:
      To amend the fundamental restriction concerning
       diversification of investments:
      Shares voted "For" .........................................   1,295,088    3,310,503     1,324,832     3,190,900
      Shares voted "Against" .....................................      75,182       99,760        37,261       108,621
      Shares voted "Abstain" .....................................     140,991      201,781       115,492       232,011
      To amend the fundamental restriction concerning
       concentration of a Fund's assets in a particular
       industry:
      Shares voted "For" .........................................   1,295,088    3,310,503     1,324,832     3,191,933
      Shares voted "Against" .....................................      75,182       99,760        37,261       107,588
      Shares voted "Abstain" .....................................     140,991      201,781       115,492       232,011
      To amend the fundamental restriction concerning the
       issuance of senior securities:
      Shares voted "For" .........................................   1,295,088    3,310,503     1,324,832     3,191,933
      Shares voted "Against" .....................................      75,182       99,760        37,261       107,588
      Shares voted "Abstain" .....................................     140,991      201,781       115,492       232,011
      To amend the fundamental restriction concerning
       borrowing:
      Shares voted "For" .........................................   1,295,088    3,305,441     1,324,832     3,178,556
      Shares voted "Against" .....................................      75,182      104,822        37,261       120,965
      Shares voted "Abstain" .....................................     140,991      201,781       115,492       232,011
      To amend the fundamental restriction concerning
       underwriting:
      Shares voted "For" .........................................   1,295,088    3,310,503     1,327,265     3,180,299
      Shares voted "Against" .....................................      75,182       99,760        34,828       119,222
      Shares voted "Abstain" .....................................     140,991      201,781       115,492       232,011
      To amend the fundamental restriction concerning
       investments in Real Estate:
      Shares voted "For" .........................................   1,295,088    3,310,503     1,327,265     3,180,754
      Shares voted "Against" .....................................      75,182       99,760        34,828       118,767
      Shares voted "Abstain" .....................................     140,991      201,781       115,492       232,011
      To amend the fundamental restriction concerning
       commodities:
      Shares voted "For" .........................................   1,295,088    3,310,503     1,324,832     3,180,754
      Shares voted "Against" .....................................      75,182       99,760        37,261       118,767
      Shares voted "Abstain" .....................................     140,991      201,781       115,492       232,011
      To amend the fundamental restriction concerning lending:
      Shares voted "For" .........................................   1,295,088    3,310,503     1,324,832     3,191,933
      Shares voted "Against" .....................................      75,182       99,760        37,261       107,588
      Shares voted "Abstain" .....................................     140,991      201,781       115,492       232,011

                                                                     California   Massachusetts
                                                                        Fund           Fund
                                                                    ------------ ---------------
      To amend the fundamental restriction concerning
       investment in federally tax exempt securities:
      Shares voted "For" ..........................................  1,437,849       630,876
      Shares voted "Against" ......................................      6,701         5,527
      Shares voted "Abstain" ......................................    225,369        22,801
      To amend the fundamental restriction concerning control
       or management:
      Shares voted "For" ..........................................  1,437,849       630,876
      Shares voted "Against" ......................................      6,701         5,527
      Shares voted "Abstain" ......................................    225,369        22,801
      To amend the fundamental restriction concerning margin
       purchases:
      Shares voted "For" ..........................................  1,437,849       630,876
      Shares voted "Against" ......................................      6,701         5,527
      Shares voted "Abstain" ......................................    225,369        22,801
      To amend the fundamental restriction concerning oil, gas
       or other mineral exploration or development program:
      Shares voted "For" ..........................................  1,437,849       630,876
      Shares voted "Against" ......................................      6,701         5,527
      Shares voted "Abstain" ......................................    225,369        22,801
      To amend the fundamental restriction concerning state tax
       exempt securities:
      Shares voted "For" ..........................................  1,451,039       630,876
      Shares voted "Against" ......................................      6,701         5,527
      Shares voted "Abstain" ......................................    212,179        22,801
      To amend the fundamental restriction concerning other
       investment companies:
      Shares voted "For" ..........................................      N/A           N/A
      Shares voted "Against" ......................................      N/A           N/A
      Shares voted "Abstain" ......................................      N/A           N/A
      To amend the fundamental restriction concerning illiquid
       securities:
      Shares voted "For" ..........................................      N/A           N/A
      Shares voted "Against" ......................................      N/A           N/A
      Shares voted "Abstain" ......................................      N/A           N/A
      To amend the fundamental restriction concerning options:
      Shares voted "For" ..........................................      N/A           N/A
      Shares voted "Against" ......................................      N/A           N/A
      Shares voted "Abstain" ......................................      N/A           N/A
      To amend the fundamental restriction concerning
       investment in equity securities:
      Shares voted "For" ..........................................      N/A           N/A
      Shares voted "Against" ......................................      N/A           N/A
      Shares voted "Abstain" ......................................      N/A           N/A
      To amend the fundamental restriction concerning
       investment in restricted securities:
      Shares voted "For" ..........................................      N/A           N/A
      Shares voted "Against" ......................................      N/A           N/A
      Shares voted "Abstain" ......................................      N/A           N/A



                                                                      Missouri   New Jersey    New York   Pennsylvania
                                                                        Fund        Fund         Fund         Fund
                                                                    ----------- ------------ ----------- -------------
      To amend the fundamental restriction concerning
       investment in federally tax exempt securities:
      Shares voted "For" ..........................................  1,295,088   3,310,503    1,324,832    3,191,933
      Shares voted "Against" ......................................     75,182      99,760       37,261      107,588
      Shares voted "Abstain" ......................................    140,991     201,781      115,492      232,011
      To amend the fundamental restriction concerning control
       or management:
      Shares voted "For" ..........................................  1,295,572   3,310,503    1,327,265       N/A
      Shares voted "Against" ......................................     74,697      99,760       34,828       N/A
      Shares voted "Abstain" ......................................    140,992     201,781      115,495       N/A
      To amend the fundamental restriction concerning margin
       purchases:
      Shares voted "For" ..........................................  1,295,572   3,310,503    1,327,265    3,181,407
      Shares voted "Against" ......................................     74,697      99,760       34,828      118,114
      Shares voted "Abstain" ......................................    140,992     201,781      115,495      232,011
      To amend the fundamental restriction concerning oil, gas
       or other mineral exploration or development program:
      Shares voted "For" ..........................................  1,295,572       N/A      1,327,265       N/A
      Shares voted "Against" ......................................     74,697       N/A         34,828       N/A
      Shares voted "Abstain" ......................................    140,992       N/A        115,495       N/A
      To amend the fundamental restriction concerning state tax
       exempt securities:
      Shares voted "For" ..........................................  1,296,077       N/A      1,327,265    3,192,641
      Shares voted "Against" ......................................     74,697       N/A         34,828      117,114
      Shares voted "Abstain" ......................................    140,487       N/A        115,495      221,777
      To amend the fundamental restriction concerning other
       investment companies:
      Shares voted "For" ..........................................     N/A          N/A         N/A       3,181,407
      Shares voted "Against" ......................................     N/A          N/A         N/A         118,114
      Shares voted "Abstain" ......................................     N/A          N/A         N/A         232,011
      To amend the fundamental restriction concerning illiquid
       securities:
      Shares voted "For" ..........................................     N/A          N/A         N/A       3,181,407
      Shares voted "Against" ......................................     N/A          N/A         N/A         118,114
      Shares voted "Abstain" ......................................     N/A          N/A         N/A         232,011
      To amend the fundamental restriction concerning options:
      Shares voted "For" ..........................................     N/A      3,310,503       N/A          N/A
      Shares voted "Against" ......................................     N/A         99,760       N/A          N/A
      Shares voted "Abstain" ......................................     N/A        201,781       N/A          N/A
      To amend the fundamental restriction concerning
       investment in equity securities:
      Shares voted "For" ..........................................     N/A      3,310,503       N/A          N/A
      Shares voted "Against" ......................................     N/A         99,760       N/A          N/A
      Shares voted "Abstain" ......................................     N/A        201,781       N/A          N/A
      To amend the fundamental restriction concerning
       investment in restricted securities:
      Shares voted "For" ..........................................     N/A      3,310,503       N/A          N/A
      Shares voted "Against" ......................................     N/A         99,760       N/A          N/A
      Shares voted "Abstain" ......................................     N/A        201,781       N/A          N/A

             FEDERAL INCOME TAX STATUS OF DISTRIBUTIONS (Unaudited)


Pursuant to section 852 of the Internal Revenue Code, the Funds have designated the following per share amounts as long-term 28% capital gain distributions and long-term 20% capital gain distributions for the fiscal year ended March 31, 1998:

                                        Per Share            Aggregate
                                     28%         20%      28%      20%
                                 ----------- ----------- ----- -----------
       New Jersey Fund .........  $  0.000    $  0.085    $0    $408,091
       New York Fund ...........     0.000       0.062     0     149,653

For the fiscal year ended March 31, 1998, the following percentages represent the portion of dividends from net investment income which are exempt from federal income tax, other than alternative minimum tax:

  California Fund ............ 98.23%
  Connecticut Fund ........... 99.90%
  Massachusetts Fund ......... 98.96%
  Missouri Fund .............. 99.77%
  New Jersey Fund ............ 99.95%
  New York Fund .............. 99.94%
  Pennsylvania Fund .......... 99.66%

                                                      Evergreen Funds

Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Exempt
Short Intermediate Municipal Fund
High Grade Tax Free Fund
Tax Free Fund
California Tax Free Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
Massachusetts Tax Free Fund
Missouri Tax Free Fund
New Jersey Tax Free Income Fund
New York Tax Free Fund
North Carolina Municipal Bond Fund
Pennsylvania Tax Free Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund




Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Government Securities Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced
American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income
Utility Fund
Income and Growth Fund
Fund for Total Return
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Equity Income Fund




Domestic Growth
Evergreen Fund
Omega Fund
Small Company Growth Fund
Strategic Growth Fund
Aggressive Growth Fund
Micro Cap Fund

Global International
Global Leaders Fund
International Growth Fund
International Equity Fund
Global Opportunities Fund
Natural Resources Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line
800-346-3858

Investor Services
800-343-2898

Retirement Plan Services
800-247-4075

www.evergreenfunds.com

                                                        543688  RV0  5/98

                                                         BULK RATE
                                                       U.S. POSTAGE
                                                           PAID
                                                       CHARLOTTE, NC
                                                      PERMIT NO. 136

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Evergreen Funds
201 South College St.
Charlotte, NC 28288

                                                         Evergreen

                                                         Balanced
                                                           Funds

                                                      March 31, 1998
                                                       Annual Report